File No. 33-83238
                                                             File No. 811-8724
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [_]
           Pre-Effective Amendment No.                                       [_]
                                      -----
          Post-Effective Amendment No.  13                                   [X]
                                      -----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [_]
                         Amendment No.  14                                   [X]
                                      -----

                        (Check appropriate box or boxes)

                     T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                           (Exact Name of Registrant)

                     Security Benefit Life Insurance Company
                               (Name of Depositor)

              One Security Benefit Place, Topeka, Kansas 66636-0001 (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, Including Area Code:
                                 (785) 438-3000

                  Amy J. Lee
                  Associate General Counsel and Vice President
                  Security Benefit Group, Inc.
                  One Security Benefit Place
                  Topeka, KS 66636-0001
                  (Name and address of Agent for Service)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2003, pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on May 1, 2003, pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of securities being registered: Interests in a separate account under individual flexible premium deferred variable annuity contracts and individual single premium immediate variable annuity contracts (collectively, the "Contract").

VARIABLE ANNUITY PROSPECTUS
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T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
     An Individual Flexible Premium
     Deferred Variable Annuity Contract

      May 1, 2003

      --------------------------------------------------------------------------
      ISSUED BY:                            MAILING ADDRESS:
      Security Benefit                      T. Rowe Price Variable
      Life Insurance Company                Annuity Service Center
      One Security Benefit Place            P.O. Box 750440
      Topeka, Kansas 66636-0001             Topeka, Kansas 66675-0440
      1-800-888-2461                        1-800-469-6587

VARIABLE ANNUITY PROSPECTUS                                                    2
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INTRODUCTION
--------------------------------------------------------------------------------

      > THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      > THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE
        PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This Prospectus describes the T. Rowe Price No-Load Variable Annuity--a flexible premium deferred variable annuity contract (the "Contract") issued by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in planning for retirement and other financial goals.

      You may allocate your purchase payments to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the
      T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc., including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

      Amounts that you allocate to the Subaccounts will vary based on investment performance of the Subaccounts. The Company does not guarantee any minimum amount of Account Value in the Subaccounts.

VARIABLE ANNUITY PROSPECTUS                                                    3
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      Amounts that you allocate to the Fixed Interest Account will accrue interest at rates that are paid by the Company as described in "The Fixed Interest Account." The Company guarantees Account Value in the Fixed Interest Account.

      When you are ready to begin receiving annuity payments, the Contract provides several options for annuity payments (see "Annuity Options").

      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2003, which has been filed with the Securities and Exchange Commission (the "SEC") contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, or by calling 1-800-469-6587. The contents of the Statement of Additional Information are set forth on page 44 of this Prospectus.

      Date: May 1, 2003

VARIABLE ANNUITY PROSPECTUS                                                    4
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CONTENTS
--------------------------------------------------------------------------------

      > YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD
        NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.



     Definitions                                                            5
     ---------------------------------------------------------------------------
     Summary                                                                7
     ---------------------------------------------------------------------------
     Expense Table                                                          9
     ---------------------------------------------------------------------------
     Condensed Financial Information                                       11
     ---------------------------------------------------------------------------
     Information About the Company, the Separate Account, and the Funds    13
     ---------------------------------------------------------------------------
     The Contract                                                          16
     ---------------------------------------------------------------------------
     Charges and Deductions                                                24
     ---------------------------------------------------------------------------
     Annuity Payments                                                      25
     ---------------------------------------------------------------------------
     The Fixed Interest Account                                            29
     ---------------------------------------------------------------------------
     More About the Contract                                               32
     ---------------------------------------------------------------------------
     Federal Tax Matters                                                   33
     ---------------------------------------------------------------------------
     Other Information                                                     40
     ---------------------------------------------------------------------------
     Performance Information                                               43
     ---------------------------------------------------------------------------
     Additional Information                                                43
     ---------------------------------------------------------------------------
     Statement of Additional Information                                   44
     ---------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                    5
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DEFINITIONS
--------------------------------------------------------------------------------

      > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

      ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7.

      ACCUMULATION PERIOD The period commencing on the Contract Date and ending on the Annuity Payout Date or, if earlier, when the Contract is terminated through a full withdrawal, payment of charges, or payment of the death benefit proceeds.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.

      ANNUITANT The person or persons on whose life annuity payments depend under Annuity Options 1 through 4. If Joint Annuitants are named in the Contract, "Annuitant" means both Annuitants unless otherwise stated. The Annuitant receives Annuity Payments during the Annuity Period.

      ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments are made.

      ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis depending upon the Annuity Option selected.

      ANNUITY PERIOD The period beginning on the Annuity Payout Date during which annuity payments are made.

      ANNUITY PAYOUT DATE The date when Annuity Payments are scheduled to begin.

      AUTOMATIC INVESTMENT PROGRAM A program pursuant to which purchase payments are automatically paid from your checking account on a specified day of the month, on a monthly, quarterly, semiannual or annual basis, or a salary reduction arrangement.

      CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that the initial purchase payment is credited to the Contract.

      CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Owner or the Joint Owner during the Accumulation Period or the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Owner or the Joint Owner: the

VARIABLE ANNUITY PROSPECTUS                                                    6
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      Owner; the Joint Owner; the Primary Beneficiary; the Secondary
      Beneficiary; the Annuitant; or if none of the above is alive, the Owner's Estate.

      FIXED INTEREST ACCOUNT An account that is part of the Company's General Account in which all or a portion of the Account Value may be held for accumulation at fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

      FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.

      PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4 and 8.

      PURCHASE PAYMENT The amounts paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account, a separate account of the Company. Account Value may be allocated to Subaccounts of the Separate Account for variable accumulation.


      SUBACCOUNT A division of the Separate Account of the Company which invests in a separate Portfolio of one of the Funds.


      T. ROWE PRICE VARIABLE ANNUITY SERVICE CENTER P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

      VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are both open for trading. The T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

      VALUATION PERIOD A period used in measuring the investment experience of each Subaccount. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company. The Withdrawal Value during the Annuity Period under Option 8 is the present value of future annuity payments commuted at the assumed interest rate less any premium taxes due and paid by the Company.

VARIABLE ANNUITY PROSPECTUS                                                    7
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SUMMARY
--------------------------------------------------------------------------------


      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.


PURPOSE OF THE CONTRACT

      The flexible premium deferred variable annuity contract ("Contract") described in this Prospectus is designed to give you flexibility in planning for retirement and other financial goals.


      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). See the discussion of IRAs and Roth IRAs under "Section 408 and Section 408A."


THE SEPARATE ACCOUNT AND THE FUNDS


      You may allocate your purchase payments to the T. Rowe Price Variable Annuity Account (the "Separate Account"). See "Separate Account." The Separate Account is currently divided into ten divisions referred to as Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment objective or objectives. Each Portfolio is listed under its respective Fund below.


      T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.
      T. Rowe Price International Stock Portfolio

      Amounts that you allocate to the Subaccounts will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. The Contractowner bears the investment risk for amounts allocated to a Subaccount.

FIXED INTEREST ACCOUNT


      You may allocate all or part of your purchase payments to the Fixed Interest Account, which is part of the Company's General Account. Amounts that you allocate to the Fixed Interest Account earn interest

VARIABLE ANNUITY PROSPECTUS                                                    8
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      at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."


PURCHASE PAYMENTS


      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for a Non-Qualified Plan or $500 ($25 if made pursuant to an Automatic Investment Program) for a Qualified Plan. See "Purchase Payments."


CONTRACT BENEFITS


      You may exchange Account Value among the Subaccounts and to and from the Fixed Interest Account, subject to certain restrictions as described in "The Contract," "Annuity Payments" and "The Fixed Interest Account."

      At any time before the Annuity Payout Date, you may surrender your Contract for its Withdrawal Value and may make partial withdrawals, including systematic withdrawals, from Account Value. On or after the Annuity Payout Date, you may withdraw your Account Value under Annuity Options 5 through 8. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals," "Annuity Payments" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals (including systematic withdrawals) made prior to the Owner attaining age 59 1/2.

      The Contract provides for a death benefit upon the death of the Owner prior to the Annuity Start Date. See "Death Benefit" for more information. The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees Annuity Payments under the fixed Annuity Options. See "Annuity Payments."


FREE-LOOK RIGHT


      You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you the amount of purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts. The Company will refund purchase payments allocated to the Subaccounts rather than the Account Value in those states and circumstances in which it is required to do so. See "Free-Look Right."


CHARGES AND DEDUCTIONS

      The Company does not deduct a sales load from purchase payments. The Company will deduct certain charges in connection with the Contract as described below.


      > MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."



      > PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will usually be deducted when Annuity Payments begin or upon full withdrawal if the Company incurs a premium tax. Partial withdrawals, including systematic withdrawals, may be subject to a premium tax charge if a premium tax is incurred

VARIABLE ANNUITY PROSPECTUS                                                    9
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        on the withdrawal by the Company and is not refundable. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."


      > OTHER EXPENSES The Company pays the operating expenses of the Separate
        Account. Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the prospectuses for the Portfolios.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

EXPENSE TABLE
--------------------------------------------------------------------------------


      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


     TABLE 1


     CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when you purchase the Contract or make withdrawals from the Contract. The information below does not reflect state premium taxes, which may be applicable to your Contract

        Sales Load on Purchase Payments                                         None

     PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

        Annual Maintenance Fee                                                  None

        Separate Account Annual Expenses (as a percentage of average
          Contract Value)

          Annual Mortality and Expense Risk Charge                              0.55%

          Total Separate Account Annual Expenses                                0.55%



      The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More details concerning each Portfolio's fees and expenses are contained in its prospectus.



      TABLE 2



                                                       MINIMUM         MAXIMUM

      Total Annual Portfolio Operating Expenses         0.40%          1.05%



      Expenses deducted from Portfolio assets include management fees, distribution fees, and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses.


      Example



      This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes, which may be applicable to your Contract.

VARIABLE ANNUITY PROSPECTUS                                                   10
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      The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

TABLE 3



                                          1 YEAR       3 YEARS     5 YEARS     10 YEARS

If you surrender your Contract at the
end of the applicable time period         $163         $505        $871        $1,900

If you do not surrender or you annuitize
your Contract                              163          505         871         1,900

VARIABLE ANNUITY PROSPECTUS                                                   11
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CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

      The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.


      TABLE 4


                                   2002        2001       2000        1999       1998       1997       1996       1995
NEW AMERICA
GROWTH SUBACCOUNT*
Accumulation unit value:
  Beginning of period             $19.85      $21.73     $24.91      $22.72     $19.28     $16.00     $13.40     $10.00
  End of period                   $14.15      $19.85     $21.73      $24.91     $22.72     $19.28     $16.00     $13.40
Accumulation units:
  Outstanding at
  the end of period            1,546,338   1,713,667  1,894,228   2,058,569  2,268,306  2,029,670  1,596,903    333,934

EQUITY INCOME SUBACCOUNT*
Accumulation unit value:
  Beginning of period             $23.91      $22.92     $21.07      $20.42     $18.84     $14.70     $12.37     $10.00
  End of period                   $20.66      $23.91     $22.92      $21.07     $20.42     $18.84     $14.70     $12.37
Accumulation units:
  Outstanding at
  the end of period            2,545,851   2,484,919  2,439,700   3,146,724  3,424,106  3,449,533  1,902,935    365,712

PERSONAL STRATEGY
BALANCED SUBACCOUNT*
Accumulation unit value:
  Beginning of period             $19.78      $19.07     $19.44      $18.04     $15.86     $13.51     $11.90     $10.00
  End of period                   $18.14      $19.78     $19.07      $19.44     $18.04     $15.86     $13.51     $11.90
Accumulation units:
  Outstanding at
  the end of period              955,498   1,101,225  1,168,964   1,204,186  1,256,347    981,955    599,843    148,349

BLUE CHIP GROWTH
SUBACCOUNT***
Accumulation unit value:
  Beginning of period              $8.57      $10.00
  End of period                    $6.49      $ 8.57
Accumulation units:
  Outstanding at
  the end of period              305,742     241,300

HEALTH SCIENCES
SUBACCOUNT***
Accumulation unit value:
  Beginning of period              $9.07      $10.00
  End of period                    $6.49      $ 9.07
Accumulation units:
  Outstanding at
  the end of period              336,410     298,751

EQUITY INDEX 500
SUBACCOUNT***
Accumulation unit value:
  Beginning of period              $8.76      $10.00
  End of period                    $6.77      $ 8.76
Accumulation units:
  Outstanding at
  the end of period              306,526     216,259

VARIABLE ANNUITY PROSPECTUS                                                   12
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
                                   2002       2001       2000        1999       1998        1997        1996       1995
LIMITED-TERM
BOND SUBACCOUNT*
Accumulation unit value:            $14.52
  Beginning of period               $15.22     $13.00     $12.28     $12.38     $11.60     $10.93     $10.64      $10.00
  End of period                                $14.52     $13.00     $12.28     $12.38     $11.60     $10.93      $10.64
Accumulation units:
  Outstanding at
  the end of period              1,041,061    790,935    606,613    717,276    925,685    626,694    445,079      86,891

MID-CAP GROWTH
SUBACCOUNT**
Accumulation unit value:            $18.58
  Beginning of period               $14.55     $18.53     $17.47     $14.34     $11.82     $10.00
  End of period                                $18.58     $18.53     $17.47     $14.34     $11.82
Accumulation units:
  Outstanding at
  the end of period              2,000,114  2,063,695  2,187,874  1,723,183  1,508,339  1,100,001

PRIME RESERVE SUBACCOUNT**
Accumulation unit value:            $12.49
  Beginning of period               $12.60     $11.96     $11.44     $10.97     $10.48     $10.00
  End of period                                $12.49     $11.96     $11.44     $10.97     $10.48
Accumulation units:
  Outstanding at
  the end of period              1,307,056  1,530,501  1,386,090  1,612,602  1,364,879    769,829

INTERNATIONAL STOCK
SUBACCOUNT*
Accumulation unit value:
  Beginning of period               $12.64     $15.86     $19.83     $15.08     $13.09     $12.77     $11.19      $10.00
  End of period                     $10.27     $12.64     $15.86     $19.83     $15.08     $13.09     $12.77      $11.19
Accumulation units:
  Outstanding at
  the end of period              1,478,934  1,524,540  1,680,775  1,553,057  1,552,553  1,562,279  1,124,821     218,427



  * Subaccount commenced operations April 3, 1995.
 ** Subaccount commenced operations January 2, 1997.
*** Subaccount commenced operations February 1, 2001.

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INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

      The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950. On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2002, the Company had total assets of approximately $7.8 billion. Together with its subsidiaries, the Company has total funds under management of approximately $10.7 billion.


PUBLISHED RATINGS

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that the income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may

VARIABLE ANNUITY PROSPECTUS                                                   14
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      invest in other Portfolios of the Funds or in other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the underwriter, see "Distribution of the Contract."

      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or the Company.


THE FUNDS

      The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Together, the Funds currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

      A summary of the investment objective of each Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

      The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

VARIABLE ANNUITY PROSPECTUS                                                   14
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      T. ROWE PRICE EQUITY INCOME PORTFOLIO


      The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies.


      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO

      The investment objective of the Health Sciences Portfolio is to seek long term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.

      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

      The investment objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      *"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock

VARIABLE ANNUITY PROSPECTUS                                                   16
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      Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a flexible premium deferred variable annuity. To the extent that you allocate all or a portion of your purchase payments to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Owner who assumes the risk of investment gain or loss rather than the Company. When you are ready to begin receiving Annuity Payments, the Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount that will be available for Annuity Payments will depend on the investment performance of the Subaccounts to which you have allocated Account Value and the amount of interest credited on Account Value that you have allocated to the Fixed Interest Account.

      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408 or a Roth IRA under Section 408A, of the Internal Revenue Code ("Qualified Plan"). You may name Joint Owners only on a Contract issued pursuant to a Non-Qualified Plan.


      If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract, you may submit an application and an initial purchase payment to the Company, as well as any other form or information that the Company may require. The initial purchase payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or purchase payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

VARIABLE ANNUITY PROSPECTUS                                                   17
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PURCHASE PAYMENTS

      If you are purchasing a Contract as a Non-Qualified Plan, the minimum initial purchase payment is $10,000 ($5,000 if made pursuant to an Automatic Investment Program). If you are purchasing a Contract as a Qualified Plan, the minimum initial purchase payment is $2,000 ($25 if made pursuant to an Automatic Investment Program). Thereafter, you may choose the amount and frequency of purchase payments, except that the minimum subsequent purchase payment is $1,000 ($200 if made pursuant to an Automatic Investment Program) for Non-Qualified Plans and $500 ($25 if made pursuant to an Automatic Investment Program) for Qualified Plans. The Company may reduce the minimum purchase payment requirements under certain circumstances, such as for group or sponsored arrangements. Cumulative purchase payments exceeding $1 million will not be accepted under a Contract without prior approval of the Company.

      The Company will apply the initial purchase payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center; provided that the purchase payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such purchase payment. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information within five Valuation Dates after the Valuation Date on which the Company first receives the initial purchase payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial purchase payment to you unless you consent to the Company retaining the purchase payment until the application is made complete.

      The Company will credit subsequent purchase payments as of the end of the Valuation Period in which they are received at the T. Rowe Price Variable Annuity Service Center. You may make purchase payments after the initial purchase payment at any time prior to the Annuity Payout Date, so long as the Owner is living. Subsequent purchase payments under a Qualified Plan may be limited by the terms of the plan and provisions of the Internal Revenue Code. Subsequent purchase payments may be paid under an Automatic Investment Program or, if you own shares of one or more T. Rowe Price Funds, you may direct Investment Services to redeem shares of that fund(s) and forward the redemption proceeds to the Company as a subsequent purchase payment. The minimum initial purchase payment must be paid before the Company will accept an Automatic Investment Program. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss.

ALLOCATION OF PURCHASE PAYMENTS

      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which purchase payments will be allocated. The allocation must be a whole percentage. Purchase payments will be allocated according to your instructions contained in the application or more recent instructions received, if any, except that no purchase payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. Available allocation alternatives include the ten Subaccounts and the Fixed Interest Account.


      You may change your purchase payment allocation instructions by submitting a proper written request to the T. Rowe Price Variable Annuity Service Center. A proper change in allocation instructions will be effective upon receipt at the T. Rowe Price Variable Annuity Service Center and will continue in effect until subsequently changed. You may also change your purchase payment allocation instructions by telephone. Changes in the allocation of future purchase payments have no effect on existing Account Value. You may, however, exchange Account Value among the Subaccounts and the Fixed Interest Account as described in "Exchanges of Account Value."

VARIABLE ANNUITY PROSPECTUS                                                   18
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DOLLAR COST AVERAGING OPTION

      Prior to the Annuity Payout Date, you may dollar cost average your Account Value by authorizing the Company to make periodic exchanges of Account Value from any one Subaccount to one or more of the other Subaccounts. Dollar cost averaging is a systematic method of investing in which securities are purchased at regular intervals in fixed dollar amounts so that the cost of the securities gets averaged over time and possibly over various market cycles. The option will result in the exchange of Account Value from one Subaccount to one or more of the other Subaccounts. Amounts exchanged under this option will be credited at the Subaccount's price as of the end of the Valuation Dates on which the exchanges are effected. Since the price of a Subaccount's Accumulation Units will vary, the amounts allocated to a Subaccount will result in the crediting of a greater number of units when the price is low and a lesser number of units when the price is high. Similarly, the amounts exchanged from a Subaccount will result in a debiting of a greater number of units when the Subaccount's price is low and a lesser number of units when the price is high. Dollar cost averaging does not guarantee profits, nor does it assure that you will not have losses.

      You may request a Dollar Cost Averaging Request form from the T. Rowe Price Variable Annuity Service Center. On the form, you must designate whether Account Value is to be exchanged on the basis of a specific dollar amount, a fixed period or earnings only, the Subaccount or Subaccounts to and from which the exchanges will be made, the desired frequency of the exchanges, which may be on a monthly, quarterly, semiannual, or annual basis, and the length of time during which the exchanges shall continue or the total amount to be exchanged over time.

      To elect the Dollar Cost Averaging Option, your Account Value must be at least $5,000, ($2,000 for a Contract funding a Qualified Plan), and a Dollar Cost Averaging Request in proper form must be received at the T. Rowe Price Variable Annuity Service Center. The Company will not consider the Dollar Cost Averaging Request form to be complete until your Account Value is at least the required amount. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options.


      After the Company has received a Dollar Cost Averaging Request in proper form at the T. Rowe Price Variable Annuity Service Center, the Company will exchange Account Value in the amounts you designate from the Subaccount from which exchanges are to be made to the Subaccount or Subaccounts you have chosen. The minimum amount that may be exchanged is $200 and the minimum amount that may be allocated to any one Subaccount is $25. The Company will effect each exchange on the date you specify or if no date is specified, on the monthly, quarterly, semiannual, or annual anniversary, whichever corresponds to the period selected, of the date of receipt at the T. Rowe Price Variable Annuity Service Center of a Dollar Cost Averaging Request in proper form. Exchanges will be made until the total amount elected has been exchanged, or until Account Value in the Subaccount from which exchanges are made has been depleted. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed as discussed in "Exchanges of Account Value."


      You may instruct the Company at any time to terminate the option by written request to the T. Rowe Price Variable Annuity Service Center. In that event, the Account Value in the Subaccount from which exchanges were being made that has not been exchanged will remain in that Subaccount unless you instruct us otherwise. If you wish to continue exchanging on a dollar cost averaging basis after the expiration of the applicable period, the total amount elected has been exchanged, or the Subaccount has been depleted, or after the Dollar Cost Averaging Option has been canceled, you must complete a new Dollar Cost Averaging Request and send it to the T. Rowe Price Variable Annuity Service Center. The Contract must meet the $5,000 ($2,000 for a Contract funding a Qualified Plan) minimum required amount of Account Value at that time. The Company may discontinue, modify, or suspend the Dollar Cost Averaging Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

VARIABLE ANNUITY PROSPECTUS                                                   19
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      Account Value also may be dollar cost averaged to or from the Fixed
      Interest Account, subject to certain restrictions described under "The Fixed Interest Account."


ASSET REBALANCING OPTION

      Prior to the Annuity Payout Date, you may authorize the Company to automatically exchange Account Value each quarter to maintain a particular percentage allocation among the Subaccounts. The Account Value allocated to each Subaccount will grow or decline in value at different rates during the quarter, and Asset Rebalancing automatically reallocates the Account Value in the Subaccounts each quarter to the allocation you select. Asset Rebalancing is intended to exchange Account Value from those Subaccounts that have increased in value to those Subaccounts that have declined in value. Over time, this method of investing may help you to buy low and sell high, although there can be no assurance of this. This investment method does not guarantee profits, nor does it assure that you will not have losses.

      To elect the Asset Rebalancing Option, the Account Value must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan) and an Asset Rebalancing Request in proper form must be received at the T. Rowe Price Variable Annuity Service Center. You may not have in effect at the same time Dollar Cost Averaging and Asset Rebalancing Options. An Asset Rebalancing Request form is available upon request. On the form, you must indicate the applicable Subaccounts and the percentage of Account Value which should be allocated to each of the applicable Subaccounts each quarter under the Asset Rebalancing Option. If the Asset Rebalancing Option is elected, all Account Value allocated to the Subaccounts must be included in the Asset Rebalancing Option.

      This option will result in the exchange of Account Value to one or more of the Subaccounts on the date you specify or, if no date is specified, on the date of the Company's receipt of the Asset Rebalancing Request in proper form and on each quarterly anniversary of the applicable date thereafter. The amounts exchanged will be credited at the price of the Subaccount as of the end of the Valuation Dates on which the exchanges are effected. Amounts periodically exchanged under this option are not included in the six exchanges per Contract Year that are allowed as discussed below.

      You may instruct us to terminate this option at any time by written request to the T. Rowe Price Variable Annuity Service Center. This option will terminate automatically in the event that you exchange Account Value (outside the Asset Rebalancing Option) by written request or telephone instructions. In either event, the Account Value in the Subaccounts that has not been exchanged will remain in those Subaccounts regardless of the percentage allocation unless you instruct us otherwise. If you wish to resume Asset Rebalancing after it has been canceled, you must complete a new Asset Rebalancing Request form and send it to the T. Rowe Price Variable Annuity Service Center. The Account Value at the time the request is made must be at least $10,000 ($2,000 for a Contract funding a Qualified Plan). The Company may discontinue, modify, or suspend the Asset Rebalancing Option at any time provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services.

      Account Value allocated to the Fixed Interest Account may be included in Asset Rebalancing, subject to certain restrictions described under "The Fixed Interest Account."

EXCHANGES OF ACCOUNT VALUE

      Prior to the Annuity Payout Date, you may exchange Account Value among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. You may exchange Account Value (other than exchanges in connection with the Dollar Cost Averaging or Asset Rebalancing Options) by telephone if an Authorization for Telephone Requests form has been properly completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any

VARIABLE ANNUITY PROSPECTUS                                                   20
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      Contract Year. The minimum exchange amount is $500 ($200 under the Dollar
      Cost Averaging Option), or the amount remaining in a given Subaccount.


      You may also exchange Account Value between the Subaccounts and the Fixed Interest Account; however, exchanges from the Fixed Interest Account to the Subaccounts are restricted as described under "The Fixed Interest Account." For a discussion of exchanges after the Annuity Payout Date, see "Annuity Payments."



      The Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities are disruptive to the Portfolios in which the Subaccounts invest. If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios, the Company may among other things restrict or discontinue the availability of telephone exchanges or other electronic exchanges and may require that you submit exchange requests in writing via regular U.S. mail. We may also refuse to act on exchange instructions of an agent acting under a power of attorney who is acting on behalf of one or more Owners. Also, the Portfolios have in place excessive trading limits which are disclosed in the Portfolio prospectuses. These excessive trading limits also apply to exchanges under the Contract and may be more restrictive than the six exchanges permitted per Contract Year.


ACCOUNT VALUE

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and the Fixed Interest Account. Account Value is determined as of any Valuation Date during the Accumulation Period and during the Annuity Period under Annuity Options 5 through 7.

      On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount for that date. See "Determination of Account Value," below. No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which you have allocated Account Value, payment of subsequent purchase payments, partial withdrawals, annuity payments under Options 5 through 7 and the charges assessed in connection with the Contract. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When you allocate purchase payments to a Subaccount, your Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the price for the particular Subaccount as of the end of the Valuation Period during which the purchase payment is credited. In addition, other transactions including full or partial withdrawals, exchanges, annuity payments under Options 5 through 7 and assessment of premium taxes against the Contract, all affect the number of Accumulation Units credited to a Contract. The number of units credited

VARIABLE ANNUITY PROSPECTUS                                                   21
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      or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the price of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the price determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC. The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the price of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The price of each Subaccount's units initially was $10. Determination of the price of a Subaccount takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge under the Contract.

FULL AND PARTIAL WITHDRAWALS

      Prior to the Annuity Payout Date, you may surrender the Contract for its Withdrawal Value or make a partial withdrawal of Account Value. A full or partial withdrawal, including a systematic withdrawal, may be taken from the Account Value at any time while the Owner is living, subject to restrictions on partial withdrawals of Account Value from the Fixed Interest Account and limitations under applicable law. Withdrawals after the Annuity Payout Date are permitted only under Annuity Options 5 through
      8. See "Annuity Payments." A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received at the T. Rowe Price Variable Annuity Service Center. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in your written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received at the T. Rowe Price Variable Annuity Service Center, less any premium taxes due and paid by the Company. The Withdrawal Value during the Annuity Period under Option 8 is the present value of future annuity payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company. (See "Annuity Payments.")


      You may request a partial withdrawal as a specified percentage or dollar amount of Account Value. Each partial withdrawal must be at least $500 except systematic withdrawals discussed below. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Account Value will be reduced by an amount equal to the payment and any applicable premium tax. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $2,000, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


      The amount of a partial withdrawal will be deducted from the Account Value in the Subaccounts and the Fixed Interest Account, according to your instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If you do not specify the allocation, the Company will contact you for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained. A full or partial withdrawal, including a systematic withdrawal, may be subject to a premium tax charge to reimburse the Company

VARIABLE ANNUITY PROSPECTUS                                                   22
--------------------------------------------------------------------------------


      for any tax on premiums on a Contract that may be imposed by various states and municipalities. See "Premium Tax Charge."

      A full or partial withdrawal, including a systematic withdrawal, may result in receipt of taxable income to the Owner and, if made prior to the Owner's attaining age 59 1/2, may be subject to a 10% penalty tax. You should carefully consider the tax consequences of a withdrawal under the Contract. See "Federal Tax Matters."


SYSTEMATIC WITHDRAWALS

      The Company currently offers a feature under which you may elect to receive systematic withdrawals of Account Value by sending a properly completed Systematic Withdrawal Request form to the T. Rowe Price Variable Annuity Service Center. Systematic withdrawals are available only prior to the Annuity Payout Date. You may direct Investment Services to apply the proceeds of a systematic withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating on the Systematic Withdrawal Request form. A proper request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. You may designate the systematic withdrawal amount as a percentage of Account Value allocated to the Subaccounts and/or Fixed Interest Account, as a specified dollar amount, as all earnings in the Contract, or as based upon the life expectancy of the Owner or the Owner and a beneficiary, and the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semiannual, or annual. You may stop or modify systematic withdrawals upon proper written request to the T. Rowe Price Variable Annuity Service Center at least 30 days in advance of the requested date of termination or modification.

      Each systematic withdrawal must be at least $100. Upon payment, your Account Value will be reduced by an amount equal to the payment proceeds plus any applicable premium taxes. Any systematic withdrawal that equals or exceeds the Withdrawal Value will be treated as a full withdrawal. In no event will payment of a systematic withdrawal exceed the Withdrawal Value. The Contract will automatically terminate if a systematic withdrawal causes the Contract's Withdrawal Value to equal zero.

      The Company will effect each systematic withdrawal as of the end of the Valuation Period during which the withdrawal is scheduled. The deduction caused by the systematic withdrawal will be allocated to your Account Value in the Subaccounts and the Fixed Interest Account based on your instructions.


      The Company may, at any time, discontinue, modify, or suspend systematic withdrawals provided that, as required by its contract with Investment Services, the Company first obtains the consent of Investment Services. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months as described under "The Fixed Interest Account." You should consider carefully the tax consequences of a systematic withdrawal, including the 10% penalty tax imposed on withdrawals made prior to the Owner's attaining age 59 1/2. See "Federal Tax Matters."


FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. The returned Contract will then be deemed void and the Company will refund any purchase payments allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by the Company. The Company will return purchase payments allocated to the Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

VARIABLE ANNUITY PROSPECTUS                                                   23
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DEATH BENEFIT


      If the Owner dies during the Accumulation Period, the Company will pay the death benefit proceeds to the Designated Beneficiary upon receipt of due proof of death and instructions regarding payment to the Designated Beneficiary. If there are Joint Owners, the death benefit proceeds will be payable upon receipt of due proof of death of either Owner during the Accumulation Period and instructions regarding payment. If the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force, subject to certain limitations. See "Distribution Requirements." If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant during the Accumulation Period and instructions regarding payment, and the amount of the death benefit is based on the age of the oldest Annuitant on the date the Contract was issued. If the death of an Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according to the terms of the Annuity Option. See "Annuity Options."


      The death benefit proceeds will be the death benefit reduced by any premium taxes due or paid by the Company. If an Owner dies during the Accumulation Period and the age of each Owner was 75 or younger on the date the Contract was issued, the amount of the death benefit will be the greatest of (1) the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center, (2) the total purchase payments received less any reductions caused by previous withdrawals, or (3) the stepped-up death benefit. The stepped-up death benefit is: (a) the highest death benefit on any annual Contract anniversary that is both an exact multiple of five and occurs prior to the oldest Owner attaining age 76, plus (b) any purchase payments made since the applicable fifth annual Contract anniversary, less (c) any withdrawals since the applicable anniversary.

      If an Owner dies during the Accumulation Period and the Contract was issued to the Owner after age 75, the amount of the death benefit will be the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center.

      The death benefit for Contracts issued in Florida is different than the death benefit described above. For Contracts issued in Florida, the death benefit, regardless of age at issue, is the greater of (1) the Account Value as of the end of the Valuation Period in which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center, or (2) the total purchase payments received less any reductions caused by previous withdrawals.


      The Company will pay the death benefit proceeds to the Designated Beneficiary in a single sum or under one of the Annuity Options, as elected by the Designated Beneficiary. If the Designated Beneficiary is to receive annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax adviser should be consulted in considering Annuity Options. See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.


DISTRIBUTION REQUIREMENTS

      For Contracts issued in connection with Non-Qualified Plans, if the surviving spouse of the deceased Owner is the sole Designated Beneficiary, such spouse may elect to continue the Contract in force until the earlier of the surviving spouse's death or the Annuity Payout Date or to receive the death benefit proceeds. For any Designated Beneficiary other than a surviving spouse, only those options may be chosen that provide for complete distribution of the Owner's interest in the Contract within five years of the death of the Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not

VARIABLE ANNUITY PROSPECTUS                                                   24
--------------------------------------------------------------------------------

      extending beyond his or her life or life expectancy. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.

      For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

DEATH OF THE ANNUITANT


      If the Annuitant dies prior to the Annuity Payout Date, and the Owner is a natural person and is not the Annuitant, no death benefit proceeds will be payable under the Contract. The Owner may name a new Annuitant within 30 days of the Annuitant's death. If a new Annuitant is not named, the Company will designate the Owner as Annuitant. On the death of the Annuitant on or after the Annuity Payout Date, any death benefit is determined under the terms of the Annuity Option. See "Annuity Options."


CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge generally is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts.

      The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the profit realized from the mortality and expense risk charge. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that annuity payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. The Company assumes a mortality risk in connection with the death benefit under the Contract.

      The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses, including compensation paid by the Company to Investment Services or an affiliate thereof. The Company pays Investment Services at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services.

PREMIUM TAX CHARGE

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted upon the Annuity Payout Date, upon full or partial withdrawal, or upon payment of the death benefit, if premium taxes are incurred at that time and are not refundable. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

OTHER CHARGES


      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."

VARIABLE ANNUITY PROSPECTUS                                                   25
--------------------------------------------------------------------------------

GUARANTEE OF CERTAIN CHARGES

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets.

FUND EXPENSES

      Each Subaccount purchases shares at the net asset value of the corresponding Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management fee and any other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses, are not specified or fixed under the terms of the Contract, and the Company bears no responsibility for such fees and expenses.

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL


      You may select the Annuity Payout Date at the time of application. You may not defer the Annuity Payout Date beyond the Annuitant's 90th birthday, although the terms of a Qualified Plan and the laws of certain states may require you to begin receiving annuity payments at an earlier age. If you do not select an Annuity Payout Date, the Annuity Payout Date will be the later of the Annuitant's 70th birthday or the tenth annual Contract Anniversary; however, if the Owner has not selected an Annuity Payout Date, Annuity Payments will not begin until the Company receives specific instructions from the Owner. See "Selection of an Option." If there are Joint Annuitants, the birth date of the older Annuitant will be used to determine the latest Annuity Payout Date. A letter will be sent to the Owner on the proposed Annuity Payout Date requesting that the Owner confirm this date or select a new date.

      On the Annuity Payout Date, the Account Value as of that date, less any premium taxes, will be applied to provide an annuity under one of the Options described under "Annuity Options." Each Option is available either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.

VARIABLE ANNUITY PROSPECTUS                                                   26
--------------------------------------------------------------------------------


      TABLE 5




                                                                                            COMBINATION VARIABLE
        ANNUITY OPTION                                   VARIABLE ANNUITY   FIXED ANNUITY    AND FIXED ANNUITY
        Option 1 - Life Income                                   X                X
        Option 2 - Life Income with Period Certain               X                X
        Option 3 - Life Income with Installment Refund           X                X
        Option 4 - Joint and Last Survivor                       X                X
        Option 5 - Payments for a Specified Period               X                X                X
        Option 6 - Payments of a Specified Amount                X                X                X
        Option 7 - Age Recalculation                             X                X                X
        Option 8 - Period Certain                                X                X



      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Unless you direct otherwise, Account Value allocated to the Subaccounts will be applied to purchase a variable annuity and Account Value allocated to the Fixed Interest Account will be applied to purchase a fixed annuity.


      The Company will make Annuity Payments on a monthly, quarterly, semiannual, or annual basis. No Annuity Payments will be made for less than $100. You may direct Investment Services to apply the proceeds of an Annuity Payment to shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may designate or change an Annuity Payout Date, Annuity Option and Annuitant, provided proper written notice is received at the T. Rowe Price Variable Annuity Service Center at least 30 days prior to the Annuity Payout Date. The date selected as the new Annuity Payout Date must be at least 30 days after the date written notice requesting a change of Annuity Payout Date is received at the T. Rowe Price Variable Annuity Service Center.

EXCHANGES AND WITHDRAWALS

      During the Annuity Period, you may exchange Account Value or Payment Units among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. Exchanges of Account Value or Payment Units during the Annuity Period will result in future annuity payments based upon the performance of the Subaccounts to which the exchange is made.

      The Owner may exchange Payment Units under Options 1 through 4 and 8 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount.

      Once Annuity Payments have commenced, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity for the Withdrawal Value. Full and partial withdrawals of Account Value are available, however, during the Annuity Period under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account. An Owner may elect to withdraw the present value of annuity payments, commuted at the assumed interest rate, if a variable annuity under

VARIABLE ANNUITY PROSPECTUS                                                   27
--------------------------------------------------------------------------------

      Option 8 is selected. Partial withdrawals during the Annuity Period will reduce the amount of future Annuity Payments.

ANNUITY OPTIONS


      The Contract provides for eight Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company. If no Annuity Option has been selected, the Contract provides that Annuity Payments will be made to the Annuitant under Option 2 which shall be an annuity payable monthly during the lifetime of the Annuitant with payments guaranteed to be made for 10 years. The Company, however, will not begin Annuity Payments under any Annuity Option until the Owner has contacted the Company with specific instructions that reconfirm the Annuity Option and Annuity Payout Date set forth in the Contract. The Annuity Options are set forth below.


      OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT AND LAST SURVIVOR Periodic Annuity Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to variable annuity payments, the number of Payment Units used to determine the Annuity Payment is reduced as of the first Annuity Payment following the Annuitant's death. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the

VARIABLE ANNUITY PROSPECTUS                                                   28
--------------------------------------------------------------------------------

      Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

      OPTION 8 - PERIOD CERTAIN Periodic Annuity Payments will be made for a fixed period which may be 5, 10, 15 or 20 years. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Payment Units. If the Annuitant dies prior to the end of the period certain, the remaining guaranteed Annuity Payments will be made to the Designated Beneficiary.

SELECTION OF AN OPTION

      You should carefully review the Annuity Options with your financial or tax adviser. For Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant. For Non-Qualified Plans, the Company does not allow Annuity Payments to be deferred beyond the Annuitant's 90th birthday.

ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4 and 8 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 the annuity rates will vary based upon the age and sex of the Annuitant, except that unisex rates are used where required by law. The annuity rates reflect your life expectancy based upon your age and gender as of the Annuity Payout Date unless unisex rates apply. The annuity rates are based upon the 1983(a) Mortality Table projected for mortality improvement for 45 years using projection scale G and are adjusted to reflect an assumed interest rate of 3.5%, compounded annually, as selected by the Owner. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.

                             BASIS OF ANNUITY RATES

                OPTIONS 1-4                             OPTION 8
                Assumed Interest Rate             Assumed Interest Rate
                Mortality Table 1983(a)
                projected for mortality
                improvement using
                projection scale G

AVARIABLE ANNUITY PROSPECTUS                                                  29
--------------------------------------------------------------------------------

      The Company calculates variable Annuity Payments under Options 1 through 4 and 8 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and was initially $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio of the Funds; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.

      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4 and 8 which are the guaranteed minimum dollar amount of monthly annuity payment for each $1,000 of Account Value, less any applicable premium taxes, applied to an Annuity Option. The Account Value as of the Annuity Payout Date, less any applicable premium taxes, is divided by $1,000 and the result is multiplied by the rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.

      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value as of that date of the Payment Unit for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Account Value is allocated as of the Annuity Payout Date. The number of Payment Units will remain constant for subsequent Annuity Payments, unless the Owner exchanges Payment Units among Subaccounts or makes a withdrawal under Option 8.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amounts determined for each Subaccount.

ASSUMED INTEREST RATE

      As discussed above, the annuity rates for Options 1 through 4 and 8 are based upon an assumed interest rate of 3.5%, compounded annually. Variable Annuity Payments increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial variable Annuity Payment, but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a falling market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------


      You may allocate all or a portion of your purchase payments, and exchange Account Value, to the Fixed Interest Account. Amounts allocated to the Fixed Interest Account become part of the Company's General

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      Account, which supports the Company's insurance and annuity obligations.
      The Company's General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."


      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of your Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

      For purposes of determining the interest rates to be credited on Account Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first

VARIABLE ANNUITY PROSPECTUS                                                   31
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      from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT


      The death benefit under the Contract will be determined in the same fashion for a Contract that has Account Value in the Fixed Interest Account as for a Contract that has Account Value allocated to the Subaccounts. See "Death Benefit."


CONTRACT CHARGES

      Premium taxes will be the same for Contractowners who allocate purchase payments or exchange Account Value to the Fixed Interest Account as for those who allocate purchase payments to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Account Value is allocated to the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      Amounts may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitations. Exchanges from the Fixed Interest Account are allowed only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the exchange is effected, (2) pursuant to the Dollar Cost Averaging Option provided that such exchanges are scheduled to be made over a period of not less than one year, and (3) pursuant to the Asset Rebalancing Option, provided that upon receipt of the Asset Rebalancing Request, Account Value is allocated among the Fixed Interest Account and the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account set forth in (1) above. Accordingly, a Contractowner who desires to implement the Asset Rebalancing Option should do so at a time when Account Value may be exchanged from the Fixed Interest Account to the Subaccounts in the percentages selected by the Contractowner without violating the restrictions on exchanges from the Fixed Interest Account. Once an Asset Rebalancing Option is implemented, the restrictions on exchanges will not apply to exchanges made pursuant to the Option. Up to six exchanges are allowed in any Contract Year and exchanges pursuant to the Dollar Cost Averaging and Asset Rebalancing Options are not included in the six exchanges allowed per Contract Year. The minimum exchange amount is $500 ($200 under the Dollar Cost Averaging Option) or the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.

      If Account Value is being exchanged from the Fixed Interest Account pursuant to the Dollar Cost Averaging or Asset Rebalancing Option or withdrawn from the Fixed Interest Account pursuant to systematic withdrawals, any purchase payment allocated to, or Account Value exchanged to or from, the Fixed Interest Account will automatically terminate such Dollar Cost Averaging or Asset Rebalancing Option or systematic withdrawals, and any withdrawal from the Fixed Interest Account or the Subaccounts will automatically terminate the Asset Rebalancing Option. In the event of automatic

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      termination of any of the foregoing options, the Company shall so notify the Contractowner, and the Contractowner may reestablish Dollar Cost Averaging, Asset Rebalancing, or systematic withdrawals by sending a written request to the Company, provided that the Owner's Account Value at that time meets any minimum amount required for the Dollar Cost Averaging or Asset Rebalancing Option.


      The Contractowner may also make full withdrawals to the same extent as a Contractowner who has allocated Account Value to the Subaccounts. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from Account Value, the Guarantee Period of which expires during the calendar month in which the partial withdrawal is effected, (2) pursuant to systematic withdrawals, and (3) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. Systematic withdrawals from Account Value allocated to the Fixed Interest Account must provide for payments over a period of not less than 36 months. See "Full and Partial Withdrawals" and "Systematic Withdrawals."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      As required by most states, the Company reserves the right to delay any full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP


      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters."


      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Beneficiary at any time while the Contract is in force by written request on a form provided by the Company and received at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date this form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

DIVIDENDS

      The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.
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VARIABLE ANNUITY PROSPECTUS                                                   33
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PAYMENTS FROM THE SEPARATE ACCOUNT

      The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange between Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the calculation or payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or
      (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or (d) as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

MISSTATEMENTS

      If the age or sex of an Annuitant or age of an Owner has been misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Account Value would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS

INTRODUCTION

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

      The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan for which the Contract is purchased, the tax and employment status of the individuals involved, and a number of other factors. The discussion of the federal income tax considerations relating to a Contract contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, you should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of annuity payments under a Contract, or any other transaction involving a Contract (including an exchange). THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

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TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts, or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policy-owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

VARIABLE ANNUITY PROSPECTUS                                                   35
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      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating purchase payments and Contract Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as it deems appropriate, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS


      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.


      > SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section
        72 provides that amounts received upon a total or partial withdrawal (including systematic withdrawals) from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of purchase payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.

      > SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates. For fixed annuity payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of annuity payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable annuity payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      > PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual,

VARIABLE ANNUITY PROSPECTUS                                                   36
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        the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code
        Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

      ADDITIONAL CONSIDERATIONS

      > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

        Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

      > GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan
        Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      > CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the purchase payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.

VARIABLE ANNUITY PROSPECTUS                                                   37
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      > MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

        In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

      > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 of the Code, or a Roth IRA under Section 408A of the Code.

      If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including death benefit protection for your beneficiaries and annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.

      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

VARIABLE ANNUITY PROSPECTUS                                                   38
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      The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition, early distributions from Qualified Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These rules and requirements may not be incorporated into our Contract administration procedures. Therefore, Contractowners, Annuitants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

      THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE CONTRACT THEREWITH:

      > SECTION 408 AND SECTION 408A


        Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called "traditional IRAs" to distinguish them from "Roth IRAs," which are described below.


        IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


        TABLE 6



                TAX YEAR                AMOUNT
                2003-2004               $3,000
                2005-2007               $4,000
                2008 and thereafter     $5,000



        Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($60,000 for a married couple filing a joint return and $40,000 for a single taxpayer in 2003). If the individual's spouse is covered by an employer-sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


        Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

VARIABLE ANNUITY PROSPECTUS                                                   38
--------------------------------------------------------------------------------

        An individual's interest in a traditional IRA must generally be distributed or begin to be distributed not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

        Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.

        If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions begin before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2.

        If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions to all IRAs bear to the expected return under the IRAs.

        The IRS has not reviewed the Contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the provision in the Contract comports with IRA qualification requirements.


        Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

        Regular contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain requirements. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's life time. Generally, however, the amount remaining in a Roth IRA after a Contractowner's death must begin to be distributed by the end of the first calendar year after death and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of fifth full calendar year after death of the Contractowner.

VARIABLE ANNUITY PROSPECTUS                                                   40
--------------------------------------------------------------------------------

      > TAX PENALTIES

        Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."


        Minimum Distribution Tax. If the amount distributed from all your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed from all of your IRAs.


      > WITHHOLDING

        Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

        Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

        The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

VARIABLE ANNUITY PROSPECTUS                                                   41
--------------------------------------------------------------------------------

      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

VARIABLE ANNUITY PROSPECTUS                                                   42
--------------------------------------------------------------------------------

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation. The Company also reserves the right to limit the amount and frequency of subsequent purchase payments.

REPORTS TO OWNERS

      A statement will be sent annually to each Contractowner indicating the Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. Confirmations will also be sent out upon purchase payments, exchanges, and full and partial withdrawals. Certain transactions will be confirmed quarterly. These transactions include exchanges under the Dollar Cost Averaging and Asset Rebalancing Options, purchase payments made under an Automatic Investment Program, systematic withdrawals, and Annuity Payments.

      Each Contractowner will also receive an annual and semiannual report containing financial statements for the Portfolios, which will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

TELEPHONE EXCHANGE PRIVILEGES

      You may request an exchange of Account Value by telephone if an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractowners might not be able to request exchanges by telephone and would have to submit written requests.

      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract, and agree that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment Services, Inc. is the distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds. LEGAL PROCEEDINGS There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

      Legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law have been passed upon by Amy J. Lee, Esq., the Company's Associate General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

      For the other Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts and the usage of other performance related information, see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference

VARIABLE ANNUITY PROSPECTUS                                                   44
--------------------------------------------------------------------------------

      is made to such Registration Statement and exhibits for further information relating to the Company and the Contract. Statements contained in this Prospectus, as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Separate Account at December 31, 2002, and for each of the specified periods ended December 31, 2002 are included in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION


      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The contents of the Statement of Additional Information are set forth below.

      General Information and History
      --------------------------------------------------------------------------
      Distribution of the Contract
      --------------------------------------------------------------------------
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      --------------------------------------------------------------------------
      Experts
      --------------------------------------------------------------------------
      Performance Information
      --------------------------------------------------------------------------
      Permissible Advertising Information
      --------------------------------------------------------------------------
      Financial Statements
      --------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS
--------------------------------------------------------------------------------


    T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
    An Individual Single Premium
    Immediate Variable Annuity Contract

    May 1, 2003


    ----------------------------------------------------------------------------
    ISSUED BY:                                  MAILING ADDRESS:
    Security Benefit                            T. Rowe Price Variable Annuity
    Life Insurance Company                      Service Center P.O. Box 750440
    One Security Benefit Place                  Topeka, Kansas 66675-0440
    Topeka, Kansas 66636-0001                   1-800-469-6587
    1-800-888-2461

VARIABLE ANNUITY PROSPECTUS                                                    2
--------------------------------------------------------------------------------

INTRODUCTION
--------------------------------------------------------------------------------

      > THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
        THESE SECURITIES OR DETERMINED IF THE PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

      > THIS PROSPECTUS IS ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE T. ROWE
        PRICE EQUITY SERIES, INC., THE T. ROWE PRICE FIXED INCOME SERIES, INC. AND THE T. ROWE PRICE INTERNATIONAL SERIES, INC. YOU SHOULD READ THE PROSPECTUSES CAREFULLY AND RETAIN THEM FOR FUTURE REFERENCE.

      This Prospectus describes the T. Rowe Price No-Load Immediate Variable Annuity--a single premium immediate variable annuity contract (the "Contract") issued by Security Benefit Life Insurance Company (the "Company"). The Contract is available for individuals as a non-tax qualified retirement plan. The Contract is also available as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code. The Contract is designed to give you flexibility in receiving retirement income.

      The Contract provides several options for annuity payments beginning on the Annuity Payout Date. The Annuity Payout Date, which must be within 30 days of the Contract Date, and Annuity Option are selected at the time of purchase.

      The minimum initial Purchase Payment is $25,000. The Company does not accept additional Purchase Payments. You may allocate the Purchase Payment to one or more of the Subaccounts that comprise a separate account of the Company called the T. Rowe Price Variable Annuity Account, or to the Fixed Interest Account of the Company. Each Subaccount invests in a corresponding Portfolio of the T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., or the T. Rowe Price International Series, Inc. (the "Funds"). Each Portfolio is listed under its respective Fund below.

T. ROWE PRICE EQUITY SERIES, INC.

      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio


T. ROWE PRICE FIXED INCOME SERIES, INC.

      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

T. ROWE PRICE INTERNATIONAL SERIES, INC.

      T. Rowe Price International Stock Portfolio

      The investments made by the Funds at any given time are not expected to be the same as the investments made by other mutual funds sponsored by T. Rowe Price Associates, Inc. or T. Rowe Price International, Inc. including other mutual funds with investment objectives and policies similar to those of the Portfolios. Different performance will result due to differences in cash flows into and out of the Portfolios, different fees and expenses and differences in portfolio size and positions.

VARIABLE ANNUITY PROSPECTUS                                                    3
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      Your Annuity Payments, if supported by the Subaccounts, will vary based on the investment performance of the Subaccounts to which you allocate the Purchase Payment. No minimum amount of variable Annuity Payments is guaranteed, except that Annuity Payments under Option 9 are guaranteed never to fall below the Floor Payment. The Company guarantees the amount of fixed Annuity Payments.


      You may return a Contract according to the terms of its Free-Look Right (see "Free-Look Right"). This Prospectus concisely sets forth information about the Contract and the T. Rowe Price Variable Annuity Account that you should know before purchasing the Contract. The "Statement of Additional Information," dated May 1, 2003, which has been filed with the Securities and Exchange Commission (the "SEC"), contains certain additional information. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference into this Prospectus and is available at no charge, by writing the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, or by calling 1-800-469-6587. The contents of the Statement of Additional Information are set forth on page 44 of this Prospectus.



      Date: May 1, 2003

VARIABLE ANNUITY PROSPECTUS                                                    4
--------------------------------------------------------------------------------


CONTENTS
--------------------------------------------------------------------------------

      > YOU MAY NOT BE ABLE TO PURCHASE THE CONTRACT IN YOUR STATE. YOU SHOULD
        NOT CONSIDER THIS PROSPECTUS TO BE AN OFFERING IF THE CONTRACT MAY NOT BE LAWFULLY OFFERED IN YOUR STATE. YOU SHOULD ONLY RELY UPON INFORMATION CONTAINED IN THIS PROSPECTUS OR THAT WE HAVE REFERRED YOU TO. WE HAVE NOT AUTHORIZED ANYONE TO PROVIDE YOU WITH INFORMATION THAT IS DIFFERENT.

        Definitions                                                           5
        ------------------------------------------------------------------------
        Summary                                                               7
        ------------------------------------------------------------------------
        Expense Table                                                         9
        ------------------------------------------------------------------------
        Condensed Financial Information                                       11
        ------------------------------------------------------------------------
        Information About the Company, the Separate Account, and the Funds    14
        ------------------------------------------------------------------------
        The Contract                                                          17
        ------------------------------------------------------------------------
        Charges and Deductions                                                20
        ------------------------------------------------------------------------
        Annuity Payments                                                      22
        ------------------------------------------------------------------------
        The Fixed Interest Account                                            29
        ------------------------------------------------------------------------
        More About the Contract                                               32
        ------------------------------------------------------------------------
        Federal Tax Matters                                                   33
        ------------------------------------------------------------------------
        Other Information                                                     40
        ------------------------------------------------------------------------
        Performance Information                                               42
        ------------------------------------------------------------------------
        Additional Information                                                43
        ------------------------------------------------------------------------
        Statement of Additional Information                                   44
        ------------------------------------------------------------------------

VARIABLE ANNUITY PROSPECTUS                                                    5
--------------------------------------------------------------------------------

DEFINITIONS
--------------------------------------------------------------------------------
      > VARIOUS TERMS COMMONLY USED IN THIS PROSPECTUS ARE DEFINED AS FOLLOWS:

      ACCOUNT VALUE The total value of a Contract, which includes amounts allocated to the Subaccounts and the Fixed Interest Account. The Company determines Account Value as of each Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7. Account Value is also determined under Option 9 during the Liquidity Period.

      ACCUMULATION UNIT A unit of measure used to calculate Account Value.


      ANNUITANT The person who receives Annuity Payments during the Annuity Period and on whose life Annuity Payments depend under Annuity Options 1 through 4 and 9. If the Owner names Joint Annuitants in the Contract, "Annuitant" means both Annuitants unless otherwise stated.


      ANNUITY A series of periodic income payments made by the Company to an Annuitant, Joint Annuitant, or Beneficiary during the period specified in the Annuity Option.

      ANNUITY OPTIONS or OPTIONS Options under the Contract that prescribe the provisions under which a series of Annuity Payments or a death benefit, if applicable, is paid.

      ANNUITY PAYMENTS Payments made beginning on the Annuity Payout Date according to the provisions of the Annuity Option selected. Annuity Payments are made on the same day of each month, on a monthly, quarterly, semiannual or annual basis, depending on the Annuity Option selected.

      ANNUITY PERIOD The period beginning on the Annuity Payout Date during which Annuity Payments are made.

      ANNUITY PAYOUT DATE The date within 30 days of the Contract Date upon which Annuity Payments are scheduled to begin.

      CONTRACT DATE The date shown as the Contract Date in a Contract. Annual Contract anniversaries are measured from the Contract Date. It is usually the date that the initial Purchase Payment is credited to the Contract.

      CONTRACTOWNER or OWNER The person entitled to the ownership rights under the Contract and in whose name the Contract is issued. Any Owner must also be an Annuitant.

      CONTRACT YEAR Each 12-month period measured from the Contract Date.

      DESIGNATED BENEFICIARY The person having the right to the death benefit, if any, payable upon the death of the Annuitant during the Annuity Period. The Designated Beneficiary is the first person on the following list who, if a natural person, is alive on the date of death of the Annuitant: the Primary Beneficiary; the Secondary Beneficiary; or if none of the above is alive, the Owner's Estate.

      FIXED INTEREST ACCOUNT An account that is part of the Company's General Account to which the Purchase Payment may be allocated to purchase a fixed annuity. Account Value allocated to the Fixed Interest Account under Options 5 through 7 will earn fixed rates of interest (which may not be less than 3%) declared by the Company periodically at its discretion.

VARIABLE ANNUITY PROSPECTUS                                                    6
--------------------------------------------------------------------------------

      FLOOR PAYMENT Annuity Payments under Option 9 are guaranteed never to be less than the Floor Payment, which is equal to 80% of the amount of the initial Annuity Payment, adjusted for withdrawals.

      FUNDS T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price International Series, Inc. The Funds are diversified, open-end management investment companies commonly referred to as mutual funds.

      GENERAL ACCOUNT All assets of the Company other than those allocated to the Separate Account or to any other separate account of the Company.


      LIQUIDITY PERIOD Under Annuity Option 9, the period of time during which the Owner may withdraw Account Value. The Liquidity Period is a period beginning on the Contract Date and ending on a date five years from the Annuity Payout Date.


      PAYMENT UNIT A unit of measure used to calculate Annuity Payments under Options 1 through 4, 8 and 9.

      PURCHASE PAYMENT The amount paid to the Company as consideration for the Contract.

      SEPARATE ACCOUNT The T. Rowe Price Variable Annuity Account, a separate account of the Company. The Purchase Payment may be allocated to Subaccounts of the Separate Account to support an Annuity Payment.


      SUBACCOUNT A division of the Separate Account of the Company which invests in a separate Portfolio of one of the Funds.


      T. ROWE PRICE VARIABLE ANNUITY SERVICE CENTER P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.


      VALUATION DATE Each date on which the Separate Account is valued, which currently includes each day that the T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are open for trading. The
      T. Rowe Price Variable Annuity Service Center and the New York Stock Exchange are closed on weekends and on observation of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.


      VALUATION PERIOD A period used in measuring the investment experience of each Subaccount. The Valuation Period begins at the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

      WITHDRAWAL VALUE The amount a Contractowner receives upon full withdrawal of the Contract, which is equal to Account Value less any premium taxes due and paid by the Company and for withdrawals under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate less any premium taxes due and paid by the Company.

VARIABLE ANNUITY PROSPECTUS                                                    7
--------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------


      This summary provides a brief overview of the more significant aspects of the Contract. Further detail is provided in this Prospectus, the Statement of Additional Information, and the Contract. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contract involving the Separate Account. The Fixed Interest Account is briefly described under "The Fixed Interest Account" and in the Contract.


PURPOSE OF THE CONTRACT

      The single premium immediate variable annuity contract (the "Contract") described in this Prospectus provides several Options for Annuity Payments on a variable basis, a fixed basis, or both. You may select an Annuity Option that provides income for your lifetime or a specified period.


      You may purchase the Contract as a non-tax qualified retirement plan for an individual ("Non-Qualified Plan"). If you are eligible, you may also purchase the Contract as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code of 1986, as amended ("Qualified Plan"). An IRA may be purchased with contributions rolled over from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs under "Section 408 and
      Section 408A."


THE SEPARATE ACCOUNT AND THE FUNDS


      You may allocate your Purchase Payment to the T. Rowe Price Variable Annuity Account (the "Separate Account") to provide a variable annuity. See "Separate Account." The Separate Account is currently divided into divisions referred to as Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. Each of the Funds' Portfolios has a different investment objective or objectives. Each Portfolio is listed under its respective Fund below.


      T. ROWE PRICE EQUITY SERIES, INC.
      T. Rowe Price New America Growth Portfolio
      T. Rowe Price Mid-Cap Growth Portfolio
      T. Rowe Price Equity Income Portfolio
      T. Rowe Price Personal Strategy Balanced Portfolio
      T. Rowe Price Blue Chip Growth Portfolio
      T. Rowe Price Health Sciences Portfolio
      T. Rowe Price Equity Index 500 Portfolio

      T. ROWE PRICE FIXED INCOME SERIES, INC.
      T. Rowe Price Limited-Term Bond Portfolio
      T. Rowe Price Prime Reserve Portfolio

      T. ROWE PRICE INTERNATIONAL SERIES, INC.
      T. Rowe Price International Stock Portfolio

      Your Annuity Payments, if supported by a Subaccount, will increase or decrease in dollar value depending on the investment performance of the corresponding Portfolio in which such Subaccount invests. You bear the investment risk for amounts allocated to a Subaccount. Not all of the Subaccounts are available under each Annuity Option.

VARIABLE ANNUITY PROSPECTUS                                                    8
--------------------------------------------------------------------------------

FIXED INTEREST ACCOUNT


      You may allocate your Purchase Payment to the Fixed Interest Account to provide a fixed annuity. The Fixed Interest Account is part of the Company's General Account. Amounts allocated to the Fixed Interest Account earn interest at rates determined at the discretion of the Company and that are guaranteed to be at least an effective annual rate of 3%. See "The Fixed Interest Account."


PURCHASE PAYMENT


      The minimum Purchase Payment is $25,000. The Company does not accept additional Purchase Payments under the Contract. A Purchase Payment exceeding $1,000,000 will not be accepted under a Contract without prior approval of the Company. See "Purchase Payments."


CONTRACT BENEFITS


      The Contract provides for several Annuity Options on either a variable basis, a fixed basis, or both. The Company guarantees payments under the fixed Annuity Options. See "Annuity Payments." The Contract provides for a death benefit upon the death of the Annuitant under certain of the Annuity Options. See "Annuity Options" for more information.

      You may exchange your interest in the Contract among the Subaccounts, subject to certain restrictions as described in "The Contract," "Exchanges" and "The Fixed Interest Account." You may make up to six exchanges in any Contract Year.

      You may withdraw your Account Value under Annuity Options 5 through 8 and during the Liquidity Period under Option 9. Withdrawals under Option 9 are subject to a withdrawal charge as discussed below. Withdrawals of Account Value allocated to the Fixed Interest Account are subject to certain restrictions described in "The Fixed Interest Account." See "Full and Partial Withdrawals" and "Federal Tax Matters" for more information about withdrawals, including the 10% penalty tax that may be imposed upon full and partial withdrawals made prior to the Owner attaining age 59 1/2.


FREE-LOOK RIGHT


      You may return the Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. In this event, the Company will refund to you the amount of the Purchase Payment allocated to the Fixed Interest Account plus the Account Value in the Subaccounts. The Company will refund the amount of the Purchase Payment allocated to the Subaccounts rather than the Account Value in those states and circumstances in which it is required to do so. See "Free-Look Right."


CHARGES AND DEDUCTIONS

      The Company does not deduct a sales load from the Purchase Payment. The Company will deduct certain charges in connection with the Contract as described below.


      > MORTALITY AND EXPENSE RISK CHARGE The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks equal to an annual rate of 0.55% (1.40% under Annuity Option 9) of each Subaccount's average daily net assets. See "Mortality and Expense Risk Charge."

      > PREMIUM TAX CHARGE The Company assesses a premium tax charge to reimburse itself for any premium taxes that it incurs with respect to this Contract. This charge will be deducted from your Purchase Payment if the Company incurs a premium tax. The Company reserves the right to deduct such taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%. See "Premium Tax Charge."

VARIABLE ANNUITY PROSPECTUS                                                    9
--------------------------------------------------------------------------------


      > WITHDRAWAL CHARGE If you withdraw Account Value during the Liquidity
        Period under Option 9, the withdrawal is subject to a withdrawal charge. The charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is applied to the amount of the withdrawal. Withdrawals after the fifth year from the Annuity Payout Date are not permitted under Option 9. See "Contract Withdrawal Charge."


      > OTHER EXPENSES The Company pays the operating expenses of the Separate
        Account. Investment management fees and operating expenses of the Funds are paid by the Funds and are reflected in the net asset value of Fund shares. For a description of these charges and expenses, see the Portfolio prospectuses.

CONTACTING THE COMPANY

      You should direct all written requests, notices, and forms required by the Contract, and any questions or inquiries to the T. Rowe Price Variable Annuity Service Center, P.O. Box 750440, Topeka, Kansas 66675-0440, 1-800-469-6587.

EXPENSE TABLE
--------------------------------------------------------------------------------


      The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.


TABLE 1


       CONTRACT OWNER TRANSACTION EXPENSES are fees and expenses that you will pay when
       you purchase the Contract or make withdrawals from the Contract. The information                                ALL OTHER
       below does not reflect state premium taxes, which may be applicable to your Contract             OPTION 9    ANNUITY OPTIONS
           Sales Load on Purchase Payments                                                                  None            None
           Withdrawal Charge (as a percentage of amount withdrawn)                                          5%(1)           None

       PERIODIC EXPENSES are fees and expenses that you will pay periodically during the time that you own the Contract, not including fees and expenses of the Portfolios

           Annual Contract Fee                                                                              None            None
           Separate Account Annual Expenses (as a percentage of average Contract Value)
           Annual Mortality and Expense Risk Charge                                                         1.40%           0.55%
           Total Separate Account Annual Expenses                                                           1.40%           0.55%



(1) The withdrawal charge, which ranges from 5% in the first year to 1% in the fifth year, is imposed only upon withdrawals under Option 9 which are permitted only during the Liquidity Period. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date.



The table below shows the minimum and maximum total operating expenses charged by the Portfolios. You will pay the expenses of the Portfolios corresponding to the Subaccounts in which you invest during the time that you own the Contract. More detail concerning each Portfolio's fees and expenses is contained in its prospectus.

VARIABLE ANNUITY PROSPECTUS                                                   10
--------------------------------------------------------------------------------

TABLE 2



                                                MINIMUM         MAXIMUM

Total Annual Portfolio Operating Expenses         0.40%           1.05%



Expenses deducted from Portfolio assets include management fees, distribution fees, and other expenses. The maximum expenses above represent the total annual operating expenses of that Portfolio with the highest total operating expenses, and the minimum expenses represent the total annual operating expenses of that Portfolio with the lowest total operating expenses.

Examples


These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, separate account annual expenses and Portfolio fees and expenses but do not include state premium taxes which may be applicable to your Contract.

The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:



TABLE 3




                                                                              1 YEAR    3 YEARS    5 YEARS   10 YEARS
OPTION 9
If you surrender your Contract at the end of the applicable time period        $704      $1051      $1406     $2786
If you do not surrender or you annuitize your Contract                          248        764       1306      2786


ALL OTHER ANNUITY OPTIONS
If you surrender your Contract at the end of the applicable time period         163        505        871      1900
If you do not surrender or you annuitize your Contract                          163        505        871      1900

VARIABLE ANNUITY PROSPECTUS                                                   11
--------------------------------------------------------------------------------

CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------


      The following condensed financial information presents accumulation unit values for each of the years in the period ended December 31, 2002, as well as ending accumulation units outstanding under each Subaccount.


      Accumulation unit values for Annuity Options 5 through 7 and a deferred annuity contract funded by the Separate Account.


TABLE 4



                                           2002     2001      2000       1999
NEW AMERICA GROWTH SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $19.85   $21.73    $24.91     $22.72
  End of period                           $14.15   $19.85    $21.73     $24.91
Accumulation units:
  Outstanding at the end of period           ---    1,035     1,104        ---

EQUITY INCOME SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $23.91   $22.92    $21.07     $20.42
  End of period                           $20.66   $23.91    $22.92     $21.07
Accumulation units:
  Outstanding at the end of period         5,227    7,651     5,347      1,914

PERSONAL STRATEGY BALANCED SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $19.78   $19.07    $19.44     $18.04
  End of period                           $18.14   $19.78    $19.07     $19.44
Accumulation units:
  Outstanding at the end of period         6,227    7,696     4,477        ---

BLUE CHIP GROWTH SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                     $ 8.57   $10.00
  End of period                           $ 6.49   $ 8.57
Accumulation units:
  Outstanding at the end of period         1,745      ---

HEALTH SCIENCES SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                     $ 9.07   $10.00
  End of period                           $ 6.49   $ 9.07
Accumulation units:
  Outstanding at the end of period         2,797    2,322

EQUITY INDEX 500 SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                     $ 8.76   $10.00
  End of period                           $ 6.77   $ 8.76
Accumulation units:
  Outstanding at the end of period           ---      ---

LIMITED-TERM BOND SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $14.52   $13.00    $12.28     $12.38
  End of period                           $15.22   $14.52    $13.00     $12.28
Accumulation units:
  Outstanding at the end of period         5,121    4,192       ---        ---

VARIABLE ANNUITY PROSPECTUS                                                   12
--------------------------------------------------------------------------------


                                         2002      2001       2000       1999

MID-CAP GROWTH SUBACCOUNT(2)
Accumulation unit value:
  Beginning of period                    $18.58    $18.53     $17.47     $14.34
  End of period                          $14.55    $18.58     $18.53     $17.47

Accumulation units:
  Outstanding at the end of period       1,588     2,627      3,616      2,502

PRIME RESERVE SUBACCOUNT(2)
Accumulation unit value:
  Beginning of period                    $12.49    $11.96     $11.44     $10.97
  End of period                          $12.60    $12.49     $11.96     $11.44
Accumulation units:
  Outstanding at the end of period       11,588    19,767      1,944        ---

INTERNATIONAL STOCK SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                    $12.64    $15.86     $19.83     $15.08
  End of period                          $10.27    $12.64     $15.86     $19.83
Accumulation units:
  Outstanding at the end of period        6,062       ---      1,358        ---



(1)      These Subaccounts commenced operations April 3, 1995.
(2)      These Subaccounts commenced operations January 2, 1997.
(3)      These Subaccounts commenced operations February 1, 2001.


Accumulation unit values for Annuity Option 9.


TABLE 5




                                         2002      2001       2000       1999
NEW AMERICA GROWTH SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                    $18.73    $21.55     $24.46     $23.71
  End of period                          $13.24    $18.73     $21.55     $24.46
Accumulation units:
  Outstanding at the end of period        3,769     4,009      4,432      4,648

EQUITY INCOME SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                    $22.56    $22.56     $20.23     $22.10
  End of period                          $19.33    $22.56     $22.56     $20.23
Accumulation units:
  Outstanding at the end of period        6,293     6,849      7,371      6,429

PERSONAL STRATEGY BALANCED SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                    $18.67    $19.40     $18.67     $18.25
  End of period                          $16.97    $18.67     $19.40     $18.67
Accumulation units:
  Outstanding at the end of period        2,671     2,904      3,155      2,020

BLUE CHIP GROWTH SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                       N/A      N/A
  End of period                             N/A      N/A
Accumulation units:
  Outstanding at the end of period          N/A      N/A

VARIABLE ANNUITY PROSPECTUS                                                   13
--------------------------------------------------------------------------------


                                            2002      2001     2000      1999
HEALTH SCIENCES SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                        N/A      N/A
  End of period                              N/A      N/A
Accumulation units:
  Outstanding at the end of period           N/A      N/A

EQUITY INDEX 500 SUBACCOUNT(3)
Accumulation unit value:
  Beginning of period                        N/A      N/A
  End of period                              N/A      N/A
Accumulation units:
  Outstanding at the end of period           N/A      N/A

LIMITED-TERM BOND SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $13.71   $12.82     $11.87    $11.89
  End of period                           $14.25   $13.71     $12.82    $11.87
Accumulation units:
  Outstanding at the end of period           171      185        199         0


MID-CAP GROWTH SUBACCOUNT(2)
Accumulation unit value:
  Beginning of period                     $17.80   $18.22     $17.20    $15.19
  End of period                           $13.82   $17.80     $18.22    $17.20
Accumulation units:
  Outstanding at the end of period         1,812    1,990      2,164     2,102

PRIME RESERVE SUBACCOUNT(2)
Accumulation unit value:
  Beginning of period                        N/A      N/A        N/A       N/A
  End of period                              N/A      N/A        N/A       N/A
Accumulation units:
  Outstanding at the end of period           N/A      N/A        N/A       N/A

INTERNATIONAL STOCK SUBACCOUNT(1)
Accumulation unit value:
  Beginning of period                     $11.93   $15.55     $19.20    $15.13
  End of period                           $ 9.61   $11.93     $15.55    $19.20
Accumulation units:
  Outstanding at the end of period           578      649        722       782



(1)       These Subaccounts commenced operations April 3, 1995.
(2)       These Subaccounts commenced operations January 2, 1997.
(3)       These Subaccounts commenced operations February 1, 2001.

VARIABLE ANNUITY PROSPECTUS                                                   14
--------------------------------------------------------------------------------


INFORMATION ABOUT THE COMPANY, THE SEPARATE ACCOUNT, AND THE FUNDS
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY

      The Company is a life insurance company organized under the laws of the State of Kansas. It was organized originally as a fraternal benefit society and commenced business February 22, 1892. It became a mutual life insurance company under its present name on January 2, 1950. On July 31, 1998, the Company converted from a mutual life insurance company to a stock life insurance company ultimately controlled by Security Benefit Mutual Holding Company, a Kansas mutual holding company. Membership interests of persons who were Contractowners as of July 31, 1998 became membership interests in Security Benefit Mutual Holding Company as of that date, and persons who acquire policies from the Company after that date automatically become members in the mutual holding company.


      The Company offers a complete line of life insurance policies and annuity contracts, as well as financial and retirement services. It is admitted to do business in the District of Columbia, and in all states except New York. As of the end of 2002, the Company had total assets of approximately $7.8 billion. Together with its subsidiaries, the Company has total funds under management of approximately $10.7 billion.


PUBLISHED RATINGS

      The Company may from time to time publish in advertisements, sales literature, and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company and Standard & Poor's. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of the Company and should not be considered as bearing on the investment performance of assets held in the Separate Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's Ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of the Company as measured by Standard & Poor's Insurance Ratings Services may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance and annuity policies in accordance with their terms. Such ratings do not reflect the investment performance of the Separate Account or the degree of risk associated with an investment in the Separate Account.

SEPARATE ACCOUNT

      T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

      The Company established the T. Rowe Price Variable Annuity Account as a separate account under Kansas law on March 28, 1994. The Contract provides that income, gains, or losses of the Separate Account, whether or not realized, are credited to or charged against the assets of the Separate Account without regard to other income, gains, or losses of the Company. The Company owns the assets in the Separate Account and is required to maintain sufficient assets in the Separate Account to meet all Separate Account obligations under the Contract. Such Separate Account assets are not subject to claims of the Company's creditors. The Company may transfer to its General Account assets that exceed anticipated obligations of the Separate Account. All obligations arising under the Contract are general corporate obligations of the Company. The Company may invest its own assets in the Separate Account for other purposes, but not to support contracts other than variable annuity contracts, and may accumulate in the Separate Account proceeds from Contract charges and investment results applicable to those assets.


      The Contract provides that income, gains and losses, whether or not realized, are credited to, or charged against, the assets of each Subaccount without regard to the income, gains, or losses in the other Subaccounts. Each Subaccount invests exclusively in shares of a specific Portfolio of one of the Funds. The Company may in the future establish additional Subaccounts of the Separate Account, which may

VARIABLE ANNUITY PROSPECTUS                                                   15
--------------------------------------------------------------------------------


      invest in other Portfolios of the Funds or in other securities, mutual funds, or investment vehicles. Under its contract with the underwriter, T. Rowe Price Investment Services, Inc. ("Investment Services"), the Company cannot add new Subaccounts, or substitute shares of another portfolio, without the consent of Investment Services, unless (1) such change is necessary to comply with applicable laws, (2) shares of any or all of the Portfolios should no longer be available for investment, or (3) the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company. For more information about the underwriter, see "Distribution of the Contract."



      The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Separate Account or of the Company.

THE FUNDS

      The T. Rowe Price Equity Series, Inc., the T. Rowe Price Fixed Income Series, Inc., and the T. Rowe Price International Series, Inc. are diversified, open-end management investment companies of the series type. The Funds are registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policy of the Funds. Together, the Funds currently have ten separate Portfolios, each of which pursues different investment objectives and policies.

      In addition to the Separate Account, shares of the Funds are being sold to variable life insurance and variable annuity separate accounts of other insurance companies, including insurance companies affiliated with the Company. In the future, it may be disadvantageous for variable annuity separate accounts of other life insurance companies, or for both variable life insurance separate accounts and variable annuity separate accounts, to invest simultaneously in the Funds. Currently neither the Company nor the Funds foresee any such disadvantages to either variable annuity owners or variable life insurance owners. The management of the Funds intends to monitor events in order to identify any material conflicts between or among variable annuity owners and variable life insurance owners and to determine what action, if any, should be taken in response. In addition, if the Company believes that any Fund's response to any of those events or conflicts insufficiently protects Owners, it will take appropriate action on its own. For more information see the Portfolio prospectuses.

      A summary of the investment objective of each Portfolio of the Funds is set forth below. There can be no assurance that any Portfolio will achieve its objective. More detailed information is contained in the accompanying Portfolio prospectuses, including information on the risks associated with the investments and investment techniques of each Portfolio.

      THE PORTFOLIO PROSPECTUSES ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

      T. ROWE PRICE NEW AMERICA GROWTH PORTFOLIO

      The investment objective of the New America Growth Portfolio is long-term growth of capital through investments primarily in the common stocks of companies operating in sectors T. Rowe Price believes will be the fastest growing in the United States.

      T. ROWE PRICE MID-CAP GROWTH PORTFOLIO

      The investment objective of the Mid-Cap Growth Portfolio is to provide long-term capital appreciation by investing primarily in mid-cap stocks with potential for above average earnings growth.

VARIABLE ANNUITY PROSPECTUS                                                   16
--------------------------------------------------------------------------------

      T. ROWE PRICE EQUITY INCOME PORTFOLIO


      The investment objective of the Equity Income Portfolio is to provide substantial dividend income and also capital appreciation by investing primarily in common stocks of established companies.


      T. ROWE PRICE PERSONAL STRATEGY BALANCED PORTFOLIO

      The investment objective of the Personal Strategy Balanced Portfolio is to seek the highest total return over time consistent with an emphasis on both capital appreciation and income.

      T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO

      The investment objective of the Blue Chip Growth Portfolio is to seek long term capital growth by investing primarily in common stocks of large and medium-sized blue chip growth companies. Income is a secondary objective.

      T. ROWE PRICE HEALTH SCIENCES PORTFOLIO


      The investment objective of the Health Sciences Portfolio is to seek long-term capital appreciation by investing primarily in the common stocks of companies engaged in the research, development, production or distribution of products or services related to health care, medicine, or the life sciences.


      T. ROWE PRICE EQUITY INDEX 500 PORTFOLIO*

      The investment objective of the Equity Index 500 Portfolio is to match the performance of the Standard & Poor's 500 Stock Index(R). The S&P 500 is made up of primarily large capitalization companies that represent a broad spectrum of the U.S. economy and a substantial part of the U.S. stock market's total capitalization.

      T. ROWE PRICE LIMITED-TERM BOND PORTFOLIO

      The investment objective of the Limited-Term Bond Portfolio is to seek a high level of income consistent with moderate price fluctuations in principal value by investing primarily in short- and intermediate-term investment grade debt securities.

      T. ROWE PRICE PRIME RESERVE PORTFOLIO (NOT AVAILABLE UNDER OPTION 9)

      The investment objectives of the Prime Reserve Portfolio are preservation of capital, liquidity, and, consistent with these, the highest possible current income, by investing primarily in high-quality money market securities.

      T. ROWE PRICE INTERNATIONAL STOCK PORTFOLIO

      The investment objective of the International Stock Portfolio is to seek long-term growth of capital through investments primarily in common stocks of established, non-U.S. companies.

      *"Standard & Poor's," "S&P," "S&P 500," "Standard & Poor's 500" and "500" are trademarks of the McGraw-Hill Companies, Inc. and have been licensed for use by T. Rowe Price. The Portfolio is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolio.

THE INVESTMENT ADVISERS

      T. Rowe Price Associates, Inc. ("T. Rowe Price"), located at 100 East Pratt Street, Baltimore, Maryland 21202, serves as Investment Adviser to each Portfolio, except the T. Rowe Price International Stock Portfolio. T. Rowe Price International, Inc. ("TRP International"), an affiliate of T. Rowe Price, serves as Investment Adviser to the T. Rowe Price International Stock Portfolio. TRP International's U.S. office is located at 100 East Pratt Street, Baltimore, Maryland 21202. T. Rowe Price is responsible for selection and management of portfolio investments for each Portfolio except the T. Rowe Price International Stock

VARIABLE ANNUITY PROSPECTUS                                                   17
--------------------------------------------------------------------------------

      Portfolio, and TRP International is responsible for selection and management of portfolio investments for that Portfolio. T. Rowe Price and TRP International are registered with the SEC as investment advisers.

      T. Rowe Price and TRP International are wholly-owned subsidiaries of T. Rowe Price Group, Inc., a publicly traded financial services holding company, and are not affiliated with the Company. The Company has no responsibility for the management or operations of the Portfolios.

THE CONTRACT
--------------------------------------------------------------------------------

GENERAL

      The Company issues the Contract offered by this Prospectus. It is a single premium immediate variable annuity. To the extent that all or a portion of the Purchase Payment is allocated to the Subaccounts, the Contract is significantly different from a fixed annuity contract in that it is the Contractowner who assumes the risk of investment gain or loss rather than the Company. The Contract provides several Annuity Options under which the Company will pay periodic Annuity Payments on a variable basis, a fixed basis, or both, beginning on the Annuity Payout Date. The amount of variable Annuity Payments will depend on the investment performance of the Subaccounts to which the Purchase Payment has been allocated. The Company guarantees the amount of fixed Annuity Payments.


      The Contract is available for purchase by an individual as a non-tax qualified retirement plan ("Non-Qualified Plan"). The Contract is also eligible for purchase as an individual retirement annuity ("IRA") qualified under Section 408, or a Roth IRA qualified under Section 408A, of the Internal Revenue Code ("Qualified Plan"). An IRA may be purchased with contributions from tax-qualified plans such as 403(b) plans, 401(k) plans, or individual retirement accounts. See the discussion of IRAs and Roth IRAs under "Section 408 and Section 408A." Joint Owners are permitted only on a Contract issued pursuant to a Non-Qualified Plan.



      If you are purchasing the Contract as an investment vehicle for an IRA, you should consider that the Contract does not provide any additional tax advantage to that already available through the IRA itself. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of this Contract are appropriate considering your circumstances.


APPLICATION FOR A CONTRACT

      If you wish to purchase a Contract, you may submit an application and the Purchase Payment to the Company, as well as any other form or information that the Company may require. The Purchase Payment may be made by check or, if you own shares of one or more mutual funds distributed by Investment Services ("T. Rowe Price Funds"), you may elect on the application to redeem shares of that fund(s) and forward the redemption proceeds to the Company. Any such transaction shall be effected by Investment Services, the distributor of the T. Rowe Price Funds and the Contract. If you redeem fund shares, it is a sale of shares for tax purposes, which may result in a taxable gain or loss. You may obtain an application by contacting the T. Rowe Price Variable Annuity Service Center. The Company reserves the right to reject an application or Purchase Payment for any reason, subject to the Company's underwriting standards and guidelines and any applicable state or federal law relating to nondiscrimination.

      Any Owner must also be an Annuitant. The maximum age of an Owner or Annuitant for which a Contract will be issued is 85. If there are Joint Owners or Annuitants, the maximum issue age will be determined by reference to the older Owner or Annuitant.

VARIABLE ANNUITY PROSPECTUS                                                   18
--------------------------------------------------------------------------------

PURCHASE PAYMENTS

      The minimum Purchase Payment for the purchase of a Contract is $25,000. The Company will not accept additional Purchase Payments under the Contract. A Purchase Payment exceeding $1 million will not be accepted without prior approval of the Company.

      The Company will apply the initial Purchase Payment not later than the end of the second Valuation Date after the Valuation Date it is received at the T. Rowe Price Variable Annuity Service Center; provided that the Purchase Payment is preceded or accompanied by an application that contains sufficient information to establish an account and properly credit such Purchase Payment. If the Company does not receive a complete application, the Company will notify you that it does not have the necessary information to issue a Contract. If you do not provide the necessary information to the Company within five Valuation Dates after the Valuation Date on which the Company first receives the initial Purchase Payment or if the Company determines it cannot otherwise issue the Contract, the Company will return the initial Purchase Payment to you unless you consent to the Company retaining the Purchase Payment until the application is made complete.

      An application will be considered properly completed if it (1) includes all information requested on the application, including election of an Annuity Option, and (2) is accompanied by proof of the date of birth of the Annuitant and any Joint Annuitant and the entire amount of the Purchase Payment.

ALLOCATION OF THE PURCHASE PAYMENT


      In an application for a Contract, you select the Subaccounts or the Fixed Interest Account to which the Purchase Payment will be allocated. The allocation must be a whole percentage. The Purchase Payment will be allocated according to your instructions contained in the application, except that no Purchase Payment allocation is permitted that would result in less than 5% of any payment being allocated to any one Subaccount or the Fixed Interest Account. Available allocation alternatives generally include the Subaccounts and the Fixed Interest Account. The Prime Reserve Subaccount and the Fixed Interest Account are not available under Option 9.


ACCOUNT VALUE

      The Account Value is the sum of the amounts under the Contract held in each Subaccount and in the Fixed Interest Account. Account Value is determined as of any Valuation Date prior to the Annuity Payout Date and on and after the Annuity Payout Date under Annuity Options 5 through 7 and during the Liquidity Period under Option 9. There is no Account Value under Options 1 through 4 and 8, or after the Liquidity Period, under Option 9.

      On each Valuation Date, the portion of the Account Value allocated to any particular Subaccount will be adjusted to reflect the investment experience of that Subaccount for that date. See "Determination of Account Value," below. No minimum amount of Account Value is guaranteed. You bear the entire investment risk relating to the investment performance of Account Value allocated to the Subaccounts.

DETERMINATION OF ACCOUNT VALUE

      The Account Value will vary to a degree that depends upon several factors, including investment performance of the Subaccounts to which Account Value has been allocated, partial withdrawals, the charges assessed in connection with the Contract and Annuity Payments under Options 5 through 7 and during the Liquidity Period, under Option 9. The amounts allocated to the Subaccounts will be invested in shares of the corresponding Portfolios of the Funds. The investment performance of the Subaccounts will reflect increases or decreases in the net asset value per share of the corresponding Portfolios and any dividends or distributions declared by the corresponding Portfolios. Any dividends

VARIABLE ANNUITY PROSPECTUS                                                   19
--------------------------------------------------------------------------------

      or distributions from any Portfolio will be automatically reinvested in shares of the same Portfolio, unless the Company, on behalf of the Separate Account, elects otherwise.

      Assets in the Subaccounts are divided into Accumulation Units, which are accounting units of measure used to calculate the value of a Contractowner's interest in a Subaccount. When a Contractowner allocates all or part of the Purchase Payment to a Subaccount, the Contract is credited with Accumulation Units. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Subaccount by the Accumulation Unit value for the particular Subaccount as of the end of the Valuation Period in which the Purchase Payment is credited. In addition, other transactions including full or partial withdrawals and any withdrawal charge, exchanges, Annuity Payments under Options 5 through 7 and during the Liquidity Period under Option 9, and assessment of premium taxes against the Contract, all affect the number of Accumulation Units credited to a Contract. The number of units credited or debited in connection with any such transaction is determined by dividing the dollar amount of such transaction by the Accumulation Unit value of the affected Subaccount. The price of each Subaccount is determined on each Valuation Date as of the close of the New York Stock Exchange, normally 3:00 p.m. Central time. Transactions received after that time on any Valuation Date will be effected at the price determined on the following Valuation Date. The price of each Subaccount may be determined earlier if trading on the New York Stock Exchange is restricted or as permitted by the SEC. The number of Accumulation Units credited to a Contract will not be changed by any subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Subaccount and charges against the Subaccount.

      The Accumulation Unit value of each Subaccount's units initially was $10. Determination of the unit value of a Subaccount takes into account the following: (1) the investment performance of the Subaccount, which is based upon the investment performance of the corresponding Portfolio of the Funds, (2) any dividends or distributions paid by the corresponding Portfolio, (3) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount, and (4) the mortality and expense risk charge of the applicable Annuity Option under the Contract.

FREE-LOOK RIGHT

      You may return a Contract within the Free-Look Period, which is generally a 10-day period beginning when you receive the Contract. The returned Contract will then be deemed void and the Company will refund to you any part of the Purchase Payment allocated to the Fixed Interest Account plus the Account Value in the Subaccounts as of the end of the Valuation Period during which the returned Contract is received by the Company. The Company will refund the amount of the Purchase Payment allocated to the Subaccounts rather than Account Value in those states and circumstances in which it is required to do so.

DEATH BENEFIT


      If the Owner dies prior to the Annuity Payout Date, the Company will pay the death benefit proceeds upon receipt of due proof of death and instructions regarding payment. If the Owner dies and there is no Joint Annuitant, the death benefit proceeds will be payable to the Designated Beneficiary in an amount equal to the Account Value as of the date due proof of death and instructions regarding payment are received by the Company, less any premium taxes due or paid by the Company, any partial withdrawals and any Annuity Payments. If the Owner dies and there is a Joint Annuitant, the surviving Joint Annuitant may elect to receive the death benefit proceeds described above or elect a new Annuity Option. If the Owner is not a natural person, the death benefit proceeds will be payable upon receipt of due proof of death of the Annuitant prior to the Annuity Payout Date and instructions regarding payment. If the death of an Owner occurs on or after the Annuity Payout Date, any death benefit will be determined according

VARIABLE ANNUITY PROSPECTUS                                                   20
--------------------------------------------------------------------------------


      to the terms of the Annuity Option selected by the Owner. See "Annuity Options." See "Federal Tax Matters" for a discussion of the tax consequences in the event of death.


DISTRIBUTION REQUIREMENTS


      For Contracts issued in connection with Non-Qualified Plans, if any Owner dies prior to the Annuity Payout Date, the entire death benefit must be paid within five years after the death of such Owner. If the Designated Beneficiary is a natural person, that person alternatively can elect to begin receiving annuity payments within one year of the Owner's death over a period not extending beyond his or her life or life expectancy. If any Owner dies on or after the Annuity Payout Date, Annuity Payments shall continue to be paid at least as rapidly as under the method of payment being used as of the date of the Owner's death. If the Owner of the Contract is not a natural person, these distribution rules are applicable upon the death of or a change in the primary Annuitant.


      For Contracts issued in connection with Qualified Plans, the terms of any Qualified Plan and the Internal Revenue Code should be reviewed with respect to limitations or restrictions on distributions following the death of the Owner or Annuitant. Because the rules applicable to Qualified Plans are extremely complex, a competent tax adviser should be consulted.

CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

MORTALITY AND EXPENSE RISK CHARGE

      The Company deducts a daily charge from the assets of each Subaccount for mortality and expense risks assumed by the Company under the Contract. The charge generally is equal to an annual rate of 0.55% of each Subaccount's average daily net assets. This amount is intended to compensate the Company for certain mortality and expense risks the Company assumes in offering and administering the Contract and in operating the Subaccounts. If Option 9 is selected, the mortality and expense risk charge is equal to an annual rate of 1.40% of each Subaccount's average daily net assets.


      The expense risk borne by the Company is the risk that the Company's actual expenses in issuing and administering the Contract and operating the Subaccounts will be more than the profit realized from the mortality and expense risk charge. The mortality risk borne by the Company is the risk that Annuitants, as a group, will live longer than the Company's actuarial tables predict. In this event, the Company guarantees that Annuity Payments will not be affected by a change in mortality experience that results in the payment of greater annuity income than assumed under the Annuity Options in the Contract. With respect to Option 9, the Company also assumes the risks associated with providing the Floor Payment. See "Option 9 - Life Income with Liquidity."


      The Company may ultimately realize a profit from the mortality and expense risk charge to the extent it is not needed to cover mortality and administrative expenses, but the Company may realize a loss to the extent the charge is not sufficient. The Company may use any profit derived from this charge for any lawful purpose, including any promotional and administrative expenses, including compensation paid by the Company to Investment Services or an affiliate thereof, at the annual rate of 0.10% of each Subaccount's average daily net assets for administrative services.

PREMIUM TAX CHARGE

      Various states and municipalities impose a tax on premiums on annuity contracts received by insurance companies. Whether or not a premium tax is imposed will depend upon, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and the Company's status in a particular state. The Company assesses a premium tax charge to reimburse itself for premium taxes that it incurs in connection with a Contract. This charge will be deducted

VARIABLE ANNUITY PROSPECTUS                                                   21
--------------------------------------------------------------------------------

      from the Purchase Payment if premium tax is incurred. The Company reserves the right to deduct premium taxes when due or anytime thereafter. Premium tax rates currently range from 0% to 3.5%, but are subject to change by a governmental entity.

CONTRACT WITHDRAWAL CHARGE

      The Company deducts a withdrawal charge from full or partial withdrawals made during the Liquidity Period under Option 9. The charge is deducted from the Subaccounts in the same proportion as the withdrawal is allocated. The withdrawal charge is based upon the year in which the withdrawal is made as measured from the Annuity Payout Date. Withdrawals after the fifth year from the Annuity Payout Date are not permitted. The withdrawal charge, which is set forth below, is applied to the amount of the withdrawal.


TABLE 6


      YEAR FROM ANNUITY PAYOUT                WITHDRAWAL CHARGE
                DATE
                First                               5%
                Second                              4%
                Third                               3%
                Fourth                              2%
                Fifth                               1%

      The withdrawal charge compensates the Company for the costs associated with providing the Floor Payment under Option 9, including the costs of reinsurance purchased by the Company to hedge against the Company's potential losses from providing the Floor Payment.

OTHER CHARGES


      The Company may charge the Separate Account or the Subaccounts for the federal, state, or local taxes incurred by the Company that are attributable to the Separate Account or the Subaccounts, or to the operations of the Company with respect to the Contract, or that are attributable to payment of premiums or acquisition costs under the Contract. No such charge is currently assessed. See "Tax Status of the Company and the Separate Account" and "Charge for the Company's Taxes."


GUARANTEE OF CERTAIN CHARGES

      The Company guarantees that the charge for mortality and expense risks will not exceed an annual rate of 0.55% of each Subaccount's average daily net assets (1.40% of each Subaccount's average daily net assets under Option 9).

FUND EXPENSES

      Each Subaccount purchases shares at the net asset value of the corresponding Portfolio of the Funds. Each Portfolio's net asset value reflects the investment management fee and any other expenses that are deducted from the assets of the Fund. These fees and expenses are not deducted from the Subaccount, but are paid from the assets of the corresponding Portfolio. As a result, you indirectly bear a pro rata portion of such fees and expenses. The management fees and other expenses, if any, which are more fully described in the Portfolio prospectuses, are not specified or fixed under the terms of the Contract, and the Company bears no responsibility for such fees and expenses.

VARIABLE ANNUITY PROSPECTUS                                                   22
--------------------------------------------------------------------------------

ANNUITY PAYMENTS
--------------------------------------------------------------------------------

GENERAL

      You must select an Annuity Payout Date, which must be within 30 days of the Contract Date, at the time of purchase. If you do not select an Annuity Payout Date, the Annuity Payout Date will be a date one month from the Contract Date. For example, if the Contract Date is February 28 and no Annuity Payout Date is selected, the Annuity Payout Date will be March 28.

      On the Annuity Payout Date, the Purchase Payment, less any applicable premium taxes, will be applied to provide an annuity under one of the Options described on page 25. The Purchase Payment is further reduced by an amount equal to 1.8% of the Purchase Payment if you elect a fixed annuity under one of Options 1 through 4 or 8. Each Option, except Option 9 which is available only as a variable annuity, is available either as a variable annuity supported by the Subaccounts or as a fixed annuity supported by the Fixed Interest Account. A combination variable and fixed annuity is also available under Options 5 through 7. Your payment choices for each Annuity Option are set forth in the table below.


TABLE 7




                                                                                     COMBINATION VARIABLE
ANNUITY OPTION                                   VARIABLE ANNUITY   FIXED ANNUITY      AND FIXED ANNUITY
------------------------------------------------------------------------------------------------------------
Option 1 - Life Income                                    X                  X
Option 2 - Life Income with Period Certain                X                  X
Option 3 - Life Income with Installment Refund            X                  X
Option 4 - Joint and Last Survivor                        X                  X
Option 5 - Payments for a Specified Period                X                  X                X
Option 6 - Payments of a Specified Amount                 X                  X                X
Option 7 - Age Recalculation                              X                  X                X
Option 8 - Period Certain                                 X                  X
Option 9 - Life Income with Liquidity                     X


      Variable Annuity Payments will fluctuate with the investment performance of the applicable Subaccounts while fixed Annuity Payments will not. Any portion of the net Purchase Payment under the Contract allocated to the Subaccounts will be applied to purchase a variable annuity and any portion under the Contract allocated to the Fixed Interest Account will be applied to purchase a fixed annuity. The net Purchase Payment will be equal to the Purchase Payment, reduced by any applicable premium taxes, and 1.8% of the Purchase Payment if a fixed annuity under one of Options 1 through 4 or 8 is selected.

      The Company will make Annuity Payments on a monthly, quarterly, semiannual, or annual basis, except that under Option 9, Annuity Payments can be made only on a monthly basis. No Annuity Payments will be made for less than $100 except that there is no minimum payment amount with respect to Annuity Payments under Option 9. You may direct Investment Services to apply the proceeds of an Annuity Payment to purchase shares of one or more of the T. Rowe Price Funds by submitting a written request to the T. Rowe Price Variable Annuity Service Center. If the frequency of payments selected would result in payments of less than $100, the Company reserves the right to change the frequency.

      You may not change the Annuity Payout Date, Annuity Option or Annuitant at any time after the Contract has been issued.

VARIABLE ANNUITY PROSPECTUS                                                   23
--------------------------------------------------------------------------------

EXCHANGES

      You may exchange Account Value or Payment Units (depending upon the Annuity Option selected) among the Subaccounts upon proper written request to the T. Rowe Price Variable Annuity Service Center. Exchanges may be made by telephone if telephone exchanges were elected in the application, or an Authorization for Telephone Requests form has been properly completed, signed and filed at the T. Rowe Price Variable Annuity Service Center. Up to six exchanges are allowed in any Contract Year. The minimum amount of Account Value that may be exchanged is $500 or, if less, the amount remaining in the Fixed Interest Account or Subaccount. Exchanges of Account Value or Payment Units will immediately affect the amount of future Annuity Payments, which will be based upon the performance of the Subaccounts to which the exchange is made. Because Option 9 provides for level monthly payments that reset only annually, an exchange under Option 9 will not affect the amount of the Annuity Payment until the next annual reset date.


      The Owner may exchange Payment Units among Subaccounts under Options 1 through 4 and 8 and may exchange Account Value among the Subaccounts and the Fixed Interest Account under Options 5 through 7, subject to the restrictions on exchanges from the Fixed Interest Account described under the "Fixed Interest Account." Under Option 9, the Owner may exchange only among the Subaccounts (excluding the Prime Reserve Subaccount). Under Option 9, Account Value may be exchanged during the Liquidity Period and Payment Units may be exchanged after the Liquidity Period. An exchange of Account Value during the Liquidity Period under Option 9 will automatically effect a corresponding exchange of Payment Units.

      The Contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy, or making programmed exchanges, frequent exchanges or exchanges that are large in relation to the total assets of the Portfolios. These kinds of strategies and exchange activities are disruptive to the Portfolios in which the Subaccounts invest. If the Company determines that your exchange patterns among the Subaccounts are disruptive to the Portfolios, the Company may among other things, restrict or discontinue the availability of telephone exchanges or other electronic exchanges and may require that you submit exchange requests in writing via regular U.S. mail. We may also refuse to act on exchange instructions of an agent acting under a power of attorney who is acting on behalf of one or more owners. Also, the Portfolios have in place excessive trading limits which are disclosed in the Portfolio prospectuses. These excessive trading limits also apply to exchanges under the Contract and may be more restrictive than the six exchanges permitted per Contract Year.


FULL AND PARTIAL WITHDRAWALS


      Once the Contract has been issued, an Annuitant or Owner cannot change the Annuity Option and generally cannot surrender his or her annuity and receive a lump-sum settlement in return. Full and partial withdrawals of Account Value are available, however, under Options 5 through 7, subject to the restrictions on withdrawals from the Fixed Interest Account, and under Option 9 during the Liquidity Period. Withdrawals during the Liquidity Period under Option 9 are subject to a withdrawal charge as discussed under "Contract Withdrawal Charge." An Owner may elect to withdraw the present value of Annuity Payments, commuted at the assumed interest rate, if a variable annuity under Option 8 is selected. Partial withdrawals will reduce the amount of future Annuity Payments. Under Option 9, upon a partial withdrawal of Account Value, the amount of the Annuity Payment, Floor Payment and number of Payment Units used to calculate the Annuity Payment will be reduced. The amount of the Annuity Payment and the number of Payment Units for each Subaccount is reduced in the same proportion as the withdrawal reduces Account Value allocated to that Subaccount as of the date of the withdrawal. The Floor Payment is reduced in the same proportion as the withdrawal reduces overall Account Value as of the date of the withdrawal. An example of a partial withdrawal under Option 9 is set forth below.

VARIABLE ANNUITY PROSPECTUS                                                   24
--------------------------------------------------------------------------------


TABLE 8




       SUBACCOUNTS FROM WHICH    ACCOUNT VALUE ON                 WITHDRAWAL AMOUNT             PERCENTAGE
       ANNUITY PAYMENT IS MADE  DATE OF WITHDRAWAL         (INCLUDING WITHDRAWAL CHARGES)       REDUCTION
       Equity Income                  $95,000                              $0                        0%
       International Stock            $25,000                         $15,000                       60%
       Total                         $120,000                         $15,000                     12.5%



TABLE 9



                                   PRIOR TO PARTIAL WITHDRAWAL             AFTER PARTIAL WITHDRAWAL
                                   ---------------------------             ------------------------
                                    AMOUNT                                AMOUNT
       SUBACCOUNTS FROM WHICH     OF ANNUITY     PAYMENT     FLOOR      OF ANNUITY     PAYMENT    FLOOR
       ANNUITY PAYMENT IS MADE     PAYMENT        UNITS     PAYMENT      PAYMENT        UNITS   PAYMENT(1)
       Equity Income(2)             $300         29.7914       N/A        $300         29.7914     N/A
       International Stock(3)       $100          9.7847       N/A         $40          3.9139     N/A
       Total                        $400                      $304        $340                    $266


(1) The Floor Payment is reduced by 12.5%, the percentage by which the partial Withdrawal reduced Account Value.
(2) The Annuity Payment and Payment Units allocated to this Subaccount are not reduced in this example, because no amount is withdrawn from Account Value allocated to the Equity Income Subaccount.
(3) The Annuity Payment and Payment Units allocated to this Subaccount are reduced by 60%, the percentage by which the partial Withdrawal reduced Account Value allocated to the International Stock Subaccount.


      A full or partial withdrawal request will be effective as of the end of the Valuation Period that a proper written request is received by the Company at the T. Rowe Price Variable Annuity Service Center. A proper written request must include the written consent of any effective assignee or irrevocable Beneficiary, if applicable. A Contractowner may direct Investment Services to apply the proceeds of a full or partial withdrawal to the purchase of shares of one or more of the T. Rowe Price Funds by so indicating in their written withdrawal request.

      The proceeds received upon a full withdrawal will be the Contract's Withdrawal Value. The Withdrawal Value generally is equal to the Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by the Company at the T. Rowe Price Variable Annuity Service Center, less any premium taxes due and paid by the Company and, under Option 9, any withdrawal charge. The Withdrawal Value under Option 8 is the present value of future Annuity Payments calculated using the assumed interest rate, less any premium taxes due and paid by the Company.

      A partial withdrawal may be requested for a specified percentage or dollar amount of Account Value. Each partial withdrawal must be at least $500. A request for a partial withdrawal will result in a payment by the Company in accordance with the amount specified in the partial withdrawal request. Upon payment, the Account Value will be reduced by an amount equal to the withdrawal, any applicable premium tax and any applicable withdrawal charge. If a partial withdrawal is requested that would leave the Withdrawal Value in the Contract less than $10,000, or with respect to Option 8, Annuity Payments after the withdrawal would be less than $100, the Company reserves the right to treat the partial withdrawal as a request for a full withdrawal.


      The amount of a partial withdrawal will be deducted from the Account Value in the Subaccounts and the Fixed Interest Account, according to the Contractowner's instructions to the Company, subject to the restrictions on partial withdrawals from the Fixed Interest Account. See "The Fixed Interest Account." If a Contractowner does not specify the allocation, the Company will contact the Contractowner for instructions, and the withdrawal will be effected as of the end of the Valuation Period in which such instructions are obtained.

VARIABLE ANNUITY PROSPECTUS                                                   25
--------------------------------------------------------------------------------


      A full or partial withdrawal may result in receipt of taxable income to the Owner and, if made prior to the Owner's attaining age 59 1/2, may be subject to a 10% penalty tax. The tax consequences of a withdrawal under the Contract should be carefully considered. See "Federal Tax Matters."


ANNUITY OPTIONS

      The Contract provides for nine Annuity Options. Other Annuity Options may be available upon request at the discretion of the Company. The Annuity Options are set forth below.

      OPTION 1 - LIFE INCOME Periodic Annuity Payments will be made during the lifetime of the Annuitant. It is possible under this Option for an Annuitant to receive only one Annuity Payment if the Annuitant's death occurred prior to the due date of the second Annuity Payment, two if death occurred prior to the due date of the third Annuity Payment, etc. THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 2 - LIFE INCOME WITH PERIOD CERTAIN OF 5, 10, 15, OR 20 YEARS Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be 5, 10, 15, or 20 years, as elected, Annuity Payments will be continued during the remainder of such period to the Designated Beneficiary. UPON THE ANNUITANT'S DEATH AFTER THE PERIOD CERTAIN, NO FURTHER ANNUITY PAYMENTS WILL BE MADE.

      OPTION 3 - LIFE INCOME WITH INSTALLMENT OR UNIT REFUND OPTION Periodic Annuity Payments will be made during the lifetime of the Annuitant with the promise that, if at the death of the Annuitant, the number of payments that has been made is less than the number determined by dividing the amount applied under this Option by the amount of the first Annuity Payment, Annuity Payments will be continued to the Designated Beneficiary until that number of Annuity Payments has been made.

      OPTION 4 - JOINT AND SURVIVOR Periodic Annuity Payments will be made during the lifetime of the Annuitants. Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic annuity payments will be made during the life of the participant under the Plan (the "Primary Annuitant"). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.)

      With respect to fixed Annuity Payments, the amount of the Annuity Payment and, with respect to Variable Annuity Payments, the number of Payment Units used to determine the Annuity Payment is reduced, if applicable, as of the first Annuity Payment following an Annuitant's (for Qualified Plans, the Primary Annuitant's) death. In the event of the death of one Annuitant, the surviving Joint Annuitant has the right to exercise all rights under the Contract, including the right to make exchanges. It is possible under this Option for only one Annuity Payment to be made if both Annuitants died prior to the second Annuity Payment due date, two if both died prior to the third Annuity Payment due date, etc. AS IN THE CASE OF OPTION 1, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT, REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.

      OPTION 5 - PAYMENTS FOR SPECIFIED PERIOD Periodic Annuity Payments will be made for a fixed period, which may be from 5 to 20 years, as elected by the Owner. The amount of each Annuity Payment is determined by dividing Account Value by the number of Annuity Payments remaining in the period. If, at the death of the Annuitant, payments have been made for less than the selected fixed period, the remaining unpaid payments will be paid to the Designated Beneficiary.

VARIABLE ANNUITY PROSPECTUS                                                   26
--------------------------------------------------------------------------------

      OPTION 6 - PAYMENTS OF A SPECIFIED AMOUNT Periodic Annuity Payments of the amount elected by the Owner will be made until Account Value is exhausted, with the guarantee that, if, at the death of the Annuitant, all guaranteed payments have not yet been made, the remaining unpaid payments will be paid to the Designated Beneficiary. This Option is available only for Contracts issued in connection with Non-Qualified Plans.

      OPTION 7 - AGE RECALCULATION Periodic Annuity Payments will be made based upon the Annuitant's life expectancy, or the joint life expectancy of the Annuitant and a beneficiary, at the Annuitant's attained age (and the beneficiary's attained or adjusted age, if applicable) each year. The payments are computed by reference to government actuarial tables, and are made until Account Value is exhausted. Upon the Annuitant's death, any Account Value will be paid to the Designated Beneficiary.

      OPTION 8 - PERIOD CERTAIN Periodic Annuity Payments will be made for a fixed period which may be 5, 10, 15 or 20 years. This option differs from Option 5 in that Annuity Payments are calculated on the basis of Payment Units. If the Annuitant dies prior to the end of the period certain, the remaining guaranteed Annuity Payments will be made to the Designated Beneficiary.

      OPTION 9 - LIFE INCOME WITH LIQUIDITY Monthly Annuity Payments will be made for the life of the Annuitant, or the Owner may elect Annuity Payments for the life of the Annuitant and a Joint Annuitant, and in both cases with a period certain of 15 years. The period certain will be for a period of 10 years in the case of a Contract issued in connection with a Qualified Plan if the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants is less than 15 years, but more than 10 years. In any case, the period certain may not exceed the life expectancy of the Annuitant or joint life expectancy of the Joint Annuitants if the Contract is issued in connection with a Qualified Plan.


      Annuity Payments under this option are guaranteed never to be less than the Floor Payment which is equal to 80% of the initial Annuity Payment; provided that the Floor Payment is adjusted in the event of a withdrawal as discussed under "Full and Partial Withdrawals." The amount of the Annuity Payment will remain level for 12 month intervals and will reset on each anniversary of the Annuity Payout Date. Annuity Payments (including the Floor Payment) during the Liquidity Period are paid from Account Value and reduce the amount of Account Value available for withdrawal. If Account Value allocated to a Subaccount is depleted during the Liquidity Period, any shortfall will be deducted proportionately from those Subaccounts that have Account Value, and future annuity payments will be based upon the performance of those Subaccounts.


      If there are Joint Annuitants, Annuity Payments will be made as long as either Annuitant is living. Upon the death of one Annuitant, Annuity Payments continue to the surviving Annuitant at the same or a reduced level of 75%, 66 2/3% or 50% of Annuity Payments as elected by the Owner at the time the Annuity Option is selected. (For a Contract issued in connection with a Qualified Plan, periodic annuity payments will be made during the life of the participant under the Plan (the "Primary Annuitant"). Upon the death of the Primary Annuitant, payments will be made to the Joint Annuitant during his or her lifetime. Annuity Payments will be reduced by the selected percentage, if any, only upon the death of the Primary Annuitant.) The number of Payment Units used to calculate Annuity Payments is reduced (1) as of the Annuity Payment due at the close of the period certain, or (2) if later, as of the first Annuity Payment following the death of the Annuitant.

      A death benefit is payable to the Designated Beneficiary upon the death of the Annuitant or, if there are Joint Annuitants, upon the death of the last Annuitant prior to the close of the period certain. The death benefit during the Liquidity Period is the Account Value as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center. The Designated Beneficiary may elect the death benefit in the event of death

VARIABLE ANNUITY PROSPECTUS                                                   27
--------------------------------------------------------------------------------

      during the remainder of the period certain, as follows: (1) a lump sum equal to the present value, calculated using the assumed interest rate, of the remaining guaranteed Annuity Payments as of the end of the Valuation Period during which due proof of death and instructions regarding payment are received at the T. Rowe Price Variable Annuity Service Center; or (2) the remaining guaranteed Annuity Payments paid to the Designated Beneficiary on a monthly basis.

      If there are Joint Annuitants, upon the death of one Annuitant during the Liquidity Period, the amount of Annuity Payments to the surviving Annuitant may be increased as of the close of the Liquidity Period. Whether the amount of the Annuity Payment will be increased is determined by applying an amount equal to the present value of the future Annuity Payments based upon the joint lives of the Annuitants, calculated using the assumed interest rate, to a life income option with a period certain of ten years (or the amount of time remaining in the period certain as of the close of the Liquidity Period) to determine an Annuity Payment. If this Annuity Payment is greater than the current Annuity Payment, the current payment would be increased to that amount as of the close of the Liquidity Period. The Payment Units and Floor Payment would be increased proportionately as of that date.

SELECTION OF AN OPTION


      Contractowners should carefully review the Annuity Options with their financial or tax adviser, and, for Contracts used in connection with a Qualified Plan, reference should be made to the terms of the particular plan and the requirements of the Internal Revenue Code for pertinent limitations respecting Annuity Payments and other matters. For instance, Qualified Plans generally require that Annuity Payments begin no later than April 1 of the calendar year following the year in which the Annuitant reaches age 70 1/2. In addition, under Qualified Plans, the period elected for receipt of Annuity Payments under Annuity Options (other than life income) generally may be no longer than the joint life expectancy of the Annuitant and beneficiary in the year that the Annuitant reaches age 70 1/2, and must be shorter than such joint life expectancy if the beneficiary is not the Annuitant's spouse and is more than 10 years younger than the Annuitant.


ANNUITY PAYMENTS

      Annuity Payments under Options 1 through 4, 8 and 9 are based upon annuity rates that vary with the Annuity Option selected. In the case of Options 1 through 4 and 9 the annuity rates will vary based upon your age and sex, except that unisex rates are used where required by law. The annuity rates reflect your life expectancy as of the Annuity Payout Date and gender, unless unisex rates apply. The annuity rates are based upon the 1983(a) mortality table projected for mortality improvement using projection scale G and are adjusted to reflect an assumed interest rate of 3.5% or 5%, compounded annually, as selected by you. Only an assumed interest rate of 3.5% is available under Option 9. See the discussion under "Assumed Interest Rate," below. See the table below for the basis of annuity rates. In the case of Options 5, 6 and 7, Annuity Payments are based upon Account Value without regard to annuity rates.


                             BASIS OF ANNUITY RATES

                OPTIONS 1-4 AND 9                             OPTION 8
        Assumed Interest Rate                         Assumed Interest Rate
        Mortality Table 1983(a) projected
        for mortality improvement using
        projection scale G

VARIABLE ANNUITY PROSPECTUS                                                   28
--------------------------------------------------------------------------------

      The Company calculates Variable Annuity Payments under Options 1 through 4, 8 and 9 using Payment Units. The value of a Payment Unit for each Subaccount is determined as of each Valuation Date and initially was $1.00. The Payment Unit value of a Subaccount as of any subsequent Valuation Date is determined by adjusting the Payment Unit value on the previous Valuation Date for (1) the interim performance of the corresponding Portfolio of the Funds; (2) any dividends or distributions paid by the corresponding Portfolio; (3) the mortality and expense risk charge; (4) the charges, if any, that may be assessed by the Company for taxes attributable to the operation of the Subaccount; and (5) the assumed interest rate.


      The Company determines the number of Payment Units used to calculate each variable Annuity Payment as of the Annuity Payout Date. As discussed above, the Contract specifies annuity rates for Options 1 through 4, 8 and
      9. The net Purchase Payment is divided by $1,000 and the result is multiplied by the annuity rate per $1,000 specified in the annuity tables to determine the initial Annuity Payment for a variable annuity and the guaranteed monthly Annuity Payment for a fixed annuity.


      On the Annuity Payout Date, the Company divides the initial variable Annuity Payment by the value of the Payment Unit as of that date for the applicable Subaccount to determine the number of Payment Units to be used in calculating subsequent Annuity Payments. If variable Annuity Payments are allocated to more than one Subaccount, the number of Payment Units will be determined by dividing the portion of the initial variable Annuity Payment allocated to a Subaccount by the value of that Subaccount's Payment Unit as of the Annuity Payout Date. The initial variable Annuity Payment is allocated to the Subaccounts in the same proportion as the Purchase Payment is allocated. The number of Payment Units will remain constant for subsequent Annuity Payments, unless you exchange Payment Units among Subaccounts or make a withdrawal under Option 8 or during the Liquidity Period under Option 9.

      Subsequent variable Annuity Payments are calculated by multiplying the number of Payment Units allocated to a Subaccount by the value of the Payment Unit as of the date of the Annuity Payment. If the Annuity Payment is allocated to more than one Subaccount, the Annuity Payment is equal to the sum of the payment amounts determined for each Subaccount. Annuity Payments under Option 9 are reset only once each year on the 12-month anniversary of the Annuity Payout Date to reflect the investment performance of the Subaccount(s). An example is set forth below of an Annuity Payment calculation under Option 9 assuming purchase of a Contract by a 60-year old male with a Purchase Payment of $100,000 and no premium tax.

VARIABLE ANNUITY PROSPECTUS                                                   29
--------------------------------------------------------------------------------


TABLE 10




Initial Purchase Payment  $100,000
Premium Tax               -      0                              $100,000
                          --------                              --------  = 100
Net Purchase Payment      $100,000                               $1,000



Amount determined by reference to annuity table for a male, age 60 under Option 9 .....     $4.78

First Variable Annuity Payment (100 x $4.78) ..........................................     $478



                                                                                                         NUMBER OF PAYMENT
                          ALLOCATION OF     FIRST VARIABLE                     PAYMENT UNIT                UNITS USED TO
                          NET PURCHASE      ANNUITY PAYMENT                  VALUE ON ANNUITY                DETERMINE
SUBACCOUNT                   PAYMENT           ALLOCATION                       PAYOUT DATE             SUBSEQUENT PAYMENTS
Equity Income                50%               $239.00                /          $1.51            =           158.2781
International Stock          50%                239.00                /           1.02            =           234.3137
                                               -------
                                               $478.00




                          NUMBER OF PAYMENT UNITS USED TO        PAYMENT UNIT VALUE           AMOUNT OF SUBSEQUENT
SUBACCOUNT                 DETERMINE SUBSEQUENT PAYMENTS        ON ANNUAL RESET DATE             ANNUITY PAYMENT
Equity Income                           158.2781           x            $1.60           =          $253.24
International Stock                     234.3137           x             1.10           =           257.74
Subsequent Variable Annuity Payment .....................................................          $510.98



                           DATE OF           AMOUNT OF                            DATE OF          AMOUNT OF
                        ANNUITY PAYMENT   ANNUITY PAYMENT                     ANNUITY PAYMENT   ANNUITY PAYMENT
Annuity Payout Date       February 15        $478.00                            September 15       $478.00
                          March 15            478.00                            October 15          478.00
                          April 15            478.00                            November 15         478.00
                          May 15              478.00                            December 15         478.00
                          June 15             478.00                            January 15          478.00
                          July 15             478.00        Annual Reset Date   February 15         510.98
                          August 15           478.00


ASSUMED INTEREST RATE

      As discussed above, the annuity rates for Options 1 through 4, and 8 are based upon an assumed interest rate of 3.5% or 5%, compounded annually, as you elect at the time the Annuity Option is selected. (Only an assumed interest rate of 3.5% is available under Option 9.) Variable Annuity Payments generally increase or decrease from one Annuity Payment date to the next based upon the net performance (returns after fees and expenses) of the applicable Subaccounts during the interim period adjusted for the assumed interest rate. If the net performance of the Subaccounts is equal to the assumed interest rate, Annuity Payments will remain constant. If the net performance of the Subaccounts is greater than the assumed interest rate, the amount of the Annuity Payments will increase and if it is less than the assumed interest rate, the amount of the Annuity Payments will decline. A higher assumed interest rate, for example 5%, would mean a higher initial Variable Annuity Payment, but the amount of the Annuity Payments would increase more slowly in a rising market (or the amount of the Annuity Payments would decline more rapidly in a falling market). Conversely, a lower assumed interest rate, for example 3.5%, would mean a lower initial variable Annuity Payment and more rapidly rising Annuity Payment amounts in a rising market and more slowly declining Annuity Payment amounts in a falling market.

THE FIXED INTEREST ACCOUNT
--------------------------------------------------------------------------------


      You may allocate your net Purchase Payment to the Fixed Interest Account to purchase a fixed annuity under Annuity Options 1 through 4 and 8. Under Annuity Options 5 through 7, all or a portion of the Purchase Payment may be allocated to the Fixed Interest Account and Account Value allocated to the Subaccounts under those Options may be exchanged to the Fixed Interest Account. A fixed annuity is not available under Option 9. Amounts allocated to the Fixed Interest Account become part of the

VARIABLE ANNUITY PROSPECTUS                                                   30
--------------------------------------------------------------------------------


      Company's General Account, which supports the Company's insurance and annuity obligations. The Company's General Account is subject to regulation and supervision by the Kansas Department of Insurance and is also subject to the insurance laws and regulations of other jurisdictions in which the Contract is distributed. In reliance on certain exemptive and exclusionary provisions, interests in the Fixed Interest Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the Fixed Interest Account has not been registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). Accordingly, neither the Fixed Interest Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. The disclosure in this Prospectus relating to the Fixed Interest Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Separate Account and contains only selected information regarding the Fixed Interest Account. For more information regarding the Fixed Interest Account, see "The Contract."


      Amounts allocated to the Fixed Interest Account become part of the General Account of the Company, which consists of all assets owned by the Company other than those in the Separate Account and other separate accounts of the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of its General Account.

INTEREST

      Account Value allocated to the Fixed Interest Account earns interest at a fixed rate or rates that are paid by the Company. The Account Value in the Fixed Interest Account earns interest at an interest rate that is guaranteed to be at least an annual effective rate of 3% which will accrue daily ("Guaranteed Rate"). Such interest will be paid regardless of the actual investment experience of the Company's General Account. In addition, the Company may in its discretion pay interest at a rate ("Current Rate") that exceeds the Guaranteed Rate. The Company will determine the Current Rate, if any, from time to time.

      Account Value allocated or exchanged to the Fixed Interest Account will earn interest at the Current Rate, if any, in effect on the date such portion of Account Value is allocated or exchanged to the Fixed Interest Account. The Current Rate paid on any such portion of Account Value allocated or exchanged to the Fixed Interest Account will be guaranteed for rolling periods of one or more years (each a "Guarantee Period"). The Company currently offers only Guarantee Periods of one year. Upon expiration of any Guarantee Period, a new Guarantee Period of the same duration begins with respect to that portion of Account Value, which will earn interest at the Current Rate, if any, declared by the Company on the first day of the new Guarantee Period.

      Account Value allocated or exchanged to the Fixed Interest Account at one point in time may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account at another point in time. For example, amounts allocated to the Fixed Interest Account in June may be credited with a different Current Rate than amounts allocated to the Fixed Interest Account in July. In addition, if Guarantee Periods of different durations are offered, Account Value allocated or exchanged to the Fixed Interest Account for a Guarantee Period of one duration may be credited with a different Current Rate than amounts allocated or exchanged to the Fixed Interest Account for a Guarantee Period of a different duration. Therefore, at any time, various portions of a Contractowner's Account Value in the Fixed Interest Account may be earning interest at different Current Rates depending upon the point in time such portions were allocated or exchanged to the Fixed Interest Account and the duration of the Guarantee Period. The Company bears the investment risk for the Account Value allocated to the Fixed Interest Account and for paying interest at the Guaranteed Rate on amounts allocated to the Fixed Interest Account.

VARIABLE ANNUITY PROSPECTUS                                                   31
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      For purposes of determining the interest rates to be credited on Account
      Value in the Fixed Interest Account, withdrawals or exchanges from the Fixed Interest Account will be deemed to be taken first from any portion of Account Value allocated to the Fixed Interest Account for which the Guarantee Period expires during the calendar month in which the withdrawal or exchange is effected, then in the order beginning with that portion of such Account Value which has the longest amount of time remaining before the end of its Guarantee Period and ending with that portion which has the least amount of time remaining before the end of its Guarantee Period. For more information about exchanges and withdrawals from the Fixed Interest Account, see "Exchanges and Withdrawals" below.

DEATH BENEFIT


      The death benefit under the Contract will be determined in the same fashion for a Contract that is supported by the Fixed Interest Account as for a Contract that is supported by the Subaccounts. See "Annuity Options."


CONTRACT CHARGES

      Premium taxes will be the same for Contractowners who allocate the Purchase Payment to the Fixed Interest Account as for those who allocate the Purchase Payment to the Subaccounts. The charge for mortality and expense risks will not be assessed against the Fixed Interest Account, and any amounts that the Company pays for income taxes allocable to the Subaccounts will not be charged against the Fixed Interest Account. In addition, the investment management fees and any other expenses paid by the Funds will not be paid directly or indirectly by Contractowners to the extent the Contract is supported by the Fixed Interest Account; however, such Contractowners will not participate in the investment experience of the Subaccounts.

EXCHANGES AND WITHDRAWALS

      Under Annuity Options 5 through 7 only, Account Value may be exchanged from the Subaccounts to the Fixed Interest Account and from the Fixed Interest Account to the Subaccounts, subject to the following limitation. Exchanges from the Fixed Interest Account are allowed only from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the exchange is effected. Up to six exchanges are allowed in any Contract Year and the minimum exchange amount is $500 or the amount remaining in the Fixed Interest Account. The Company reserves the right to waive or limit the number of exchanges permitted each Contract Year, to suspend exchanges, to limit the amount that may be subject to exchanges and the amount remaining in an account after an exchange, and to impose conditions on the right to exchange.


      The Contractowner may make a full or partial withdrawal of Account Value allocated to the Fixed Interest Account only under Annuity Options 5 through 7. A Contractowner may make a partial withdrawal from the Fixed Interest Account only (1) from the portion of Account Value, for which the Guarantee Period expires during the calendar month in which the partial withdrawal is effected, and (2) once per Contract Year in an amount up to the greater of $5,000 or 10% of Account Value allocated to the Fixed Interest Account at the time of the partial withdrawal. See "Full and Partial Withdrawals."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

      As required by most states, the Company reserves the right to delay full and partial withdrawals and exchanges from the Fixed Interest Account for up to six months after a written request in proper form is received at the
      T. Rowe Price Variable Annuity Service Center. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the amounts allocated to the Fixed Interest Account. The Company does not expect to delay payments from the Fixed Interest Account and will notify you if there will be a delay.

VARIABLE ANNUITY PROSPECTUS                                                   32
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MORE ABOUT THE CONTRACT
--------------------------------------------------------------------------------

OWNERSHIP


      The Contractowner is the person named as such in the application or in any later change shown in the Company's records. While living, the Contractowner alone has the right to receive all benefits and exercise all rights that the Contract grants or the Company allows. The Owner may be an entity that is not a living person, such as a trust or corporation, referred to herein as "Non-Natural Persons." See "Federal Tax Matters."


      Joint Owners. The Joint Owners will be joint tenants with rights of survivorship and upon the death of an Owner, the surviving Owner shall be the sole Owner. Any Contract transaction requires the signature of all persons named jointly. Joint Owners are permitted only if the Contract is issued pursuant to a Non-Qualified Plan and the Joint Owner is an Annuitant.

DESIGNATION AND CHANGE OF BENEFICIARY

      The Beneficiary is the individual named as such in the application or any later change shown in the Company's records. The Contractowner may change the Beneficiary at any time while the Contract is in force by written request on a form provided by the Company and received at the T. Rowe Price Variable Annuity Service Center. The change will not be binding on the Company until it is received and recorded at the T. Rowe Price Variable Annuity Service Center. The change will be effective as of the date the Change of Beneficiary form is signed subject to any payments made or other actions taken by the Company before the change is received and recorded. A Secondary Beneficiary may be designated. The Owner may designate a permanent Beneficiary whose rights under the Contract cannot be changed without the Beneficiary's consent.

DIVIDENDS

      The Contract is eligible to share in the surplus earnings of the Company. However, the current dividend scale is zero, and the Company does not anticipate that dividends will be paid.

PAYMENTS FROM THE SEPARATE ACCOUNT

      The Company will pay any full or partial withdrawal benefit or death benefit proceeds from Account Value allocated to the Subaccounts, and will effect an exchange between Subaccounts or from a Subaccount to the Fixed Interest Account within seven days from the Valuation Date a proper request is received at the T. Rowe Price Variable Annuity Service Center. However, the Company can postpone the calculation or payment of such a payment or exchange of amounts from the Subaccounts to the extent permitted under applicable law, for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which (i) disposal of securities held by the Separate Account is not reasonably practicable, or
      (ii) it is not reasonably practicable to determine the value of the assets of the Separate Account, or (d) as the SEC may by order permit for the protection of investors.

PROOF OF AGE AND SURVIVAL

      The Company may require proof of age or survival of any person on whose life Annuity Payments depend.

VARIABLE ANNUITY PROSPECTUS                                                   33
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MISSTATEMENTS

      If the age or sex of an Annuitant has been misstated, the correct amount paid or payable by the Company under the Contract shall be such as the Purchase Payment under the Contract would have provided for the correct age or sex (unless unisex rates apply).

FEDERAL TAX MATTERS
--------------------------------------------------------------------------------

INTRODUCTION

      The Contract described in this Prospectus is designed for use by individuals in retirement plans which may or may not be Qualified Plans under the provisions of the Internal Revenue Code ("Code").

      The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefits to the Owner, the Annuitant, and the Beneficiary or other payee will depend upon the type of retirement plan for which the Contract is purchased, the tax and employment status of the individuals involved, and a number of other factors. The discussion of the federal income tax considerations relating to a Contract contained herein and in the Statement of Additional Information is general in nature and is not intended to be an exhaustive discussion of all questions that might arise in connection with a Contract. It is based upon the Company's understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service ("IRS"), and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS or the courts. Future legislation may affect annuity contracts adversely. Moreover, no attempt has been made to consider any applicable state or other laws. Because of the inherent complexity of the tax laws and the fact that tax results will vary according to the particular circumstances of the individual involved and, if applicable, the Qualified Plan, a person should consult a qualified tax adviser regarding the purchase of a Contract, the selection of an Annuity Option under a Contract, the receipt of Annuity Payments under a Contract, or any other transaction involving a Contract (including an exchange). THE COMPANY DOES NOT MAKE ANY GUARANTEE REGARDING THE TAX STATUS OF, OR TAX CONSEQUENCES ARISING FROM, ANY CONTRACT OR ANY TRANSACTION INVOLVING THE CONTRACT.

TAX STATUS OF THE COMPANY AND THE SEPARATE ACCOUNT

      GENERAL

      The Company intends to be taxed as a life insurance company under Part I, Subchapter L of the Code. Because the operations of the Separate Account form a part of the Company, the Company will be responsible for any federal income taxes that become payable with respect to the income of the Separate Account and its Subaccounts.

      CHARGE FOR THE COMPANY'S TAXES

      A charge may be made against the Separate Account for any federal taxes incurred by the Company that are attributable to the Separate Account, the Subaccounts, or to the operations of the Company with respect to the Contract or attributable to payments, premiums, or acquisition costs under the Contract. The Company will review the question of a charge to the Separate Account, the Subaccounts, or the Contract for the Company's federal taxes periodically. Charges may become necessary if, among other reasons, the tax treatment of the Company or of income and expenses under the Contract is ultimately determined to be other than what the Company currently believes it to be, if there are changes made in the federal income tax treatment of variable annuities at the insurance company level, or if there is a change in the Company's tax status.

VARIABLE ANNUITY PROSPECTUS                                                   34
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      Under current laws, the Company may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If there is a material change in applicable state or local tax laws, the Company reserves the right to charge the Separate Account or the Subaccounts for such taxes, if any, attributable to the Separate Account or Subaccounts.

      DIVERSIFICATION STANDARDS

      Each of the Portfolios will be required to adhere to regulations issued by the Treasury Department pursuant to Section 817(h) of the Code prescribing asset diversification requirements for investment companies whose shares are sold to insurance company separate accounts funding variable contracts. Pursuant to these regulations, on the last day of each calendar quarter (or on any day within 30 days thereafter), no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% may be represented by any two investments, no more than 80% may be represented by any three investments, and no more than 90% may be represented by any four investments. For purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers. The Separate Account, through the Portfolios, intends to comply with the diversification requirements of Section 817(h).

      In certain circumstances, owners of variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contractowner's gross income. The IRS has stated in published rulings that a variable contractowner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the policyowner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of the underlying assets." Guidance issued to date has no application to the Contract.

      The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policyowners were not owners of separate account assets. For example in the present case, the Contractowner has additional flexibility in allocating the Purchase Payment and Account Values than in the cases described in the rulings. These differences could result in a Contractowner being treated as the owner of a pro rata portion of the assets of the Separate Account. In addition, the Company does not know what standards will be set forth, if any, in the regulations or rulings which the Treasury Department has stated it expects to issue. The Company therefore reserves the right to modify the Contract, as deemed appropriate by the Company, to attempt to prevent a Contractowner from being considered the owner of a pro rata share of the assets of the Separate Account. Moreover, in the event that regulations or rulings are promulgated, there can be no assurance that the Portfolios will be able to operate as currently described in the Prospectus, or that the Funds will not have to change any Portfolio's investment objective or investment policies.

      INCOME TAXATION OF ANNUITIES IN GENERAL-NON-QUALIFIED PLANS


      Section 72 of the Code governs the taxation of annuities. In general, a Contractowner is not taxed on increases in value under an annuity contract until some form of distribution is made under the contract. However, the increase in value may be subject to tax currently under certain circumstances. See "Contracts Owned by Non-Natural Persons" and "Diversification Standards." Withholding of federal

VARIABLE ANNUITY PROSPECTUS                                                   35
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      income taxes on all distributions may be required unless a recipient who is eligible elects not to have any amounts withheld and properly notifies the Company of that election.


      > SURRENDERS OR WITHDRAWALS PRIOR TO THE ANNUITY PAYOUT DATE Code Section
        72 provides that amounts received upon a total or partial withdrawal from a Contract prior to the Annuity Payout Date generally will be treated as gross income to the extent that the cash value of the Contract (determined without regard to any surrender charge in the case of a partial withdrawal) exceeds the "investment in the contract." The "investment in the contract" is that portion, if any, of Purchase Payments paid under a Contract less any distributions received previously under the Contract that are excluded from the recipient's gross income. The taxable portion is taxed at ordinary income tax rates. For purposes of this rule, a pledge or assignment of a Contract is treated as a payment received on account of a partial withdrawal of a Contract. Similarly, loans under a Contract are generally treated as distributions under the Contract.

      > SURRENDERS OR WITHDRAWALS ON OR AFTER THE ANNUITY PAYOUT DATE Upon a complete surrender, the amount received is taxable to the extent that the cash value of the Contract exceeds the investment in the Contract. The taxable portion of such payments will be taxed at ordinary income tax rates. For fixed Annuity Payments, the taxable portion of each payment generally is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the Contract bears to the total expected amount of Annuity Payments for the term of the Contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed at ordinary income rates. For variable Annuity Payments, the taxable portion of each payment is determined by using a formula known as the "excludable amount," which establishes the non-taxable portion of each payment. The non-taxable portion is a fixed dollar amount for each payment, determined by dividing the investment in the Contract by the number of payments to be made. The remainder of each variable annuity payment is taxable. Once the excludable portion of annuity payments to date equals the investment in the Contract, the balance of the annuity payments will be fully taxable.

      > PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS With respect to amounts withdrawn or distributed before the taxpayer reaches age 59 1/2, a penalty tax is generally imposed equal to 10% of the portion of such amount which is includible in gross income. However, the penalty tax is not applicable to withdrawals: (i) made on or after the death of the owner (or where the owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the Contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7);
        (iii) which are part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans; (v) under a so-called qualified funding asset (as defined in Code Section 130(d)); (vi) under an immediate annuity contract; or (vii) which are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

        If the penalty tax does not apply to a surrender or withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year in which the modification occurs will be increased by an amount (determined by the regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, if the modification takes place (a) before the close of the period which is five years from the date of the first payment and after the taxpayer attains age 59 1/2, or (b) before the taxpayer reaches age 59 1/2.

VARIABLE ANNUITY PROSPECTUS                                                   36
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ADDITIONAL CONSIDERATIONS

      > DISTRIBUTION-AT-DEATH RULES In order to be treated as an annuity contract, a Contract must provide the following two distribution rules:
        (a) if any owner dies on or after the Annuity Payout Date, and before the entire interest in the Contract has been distributed, the remainder of the owner's interest will be distributed at least as quickly as the distribution method in effect on the owner's death; and (b) if any owner dies before the Annuity Payout Date, the entire interest in the Contract must generally be distributed within five years after the date of death, or, if payable to a designated beneficiary, must be annuitized over the life of that designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, commencing within one year after the date of death of the owner. If the sole designated beneficiary is the spouse of the deceased owner, the Contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as owner.

        Generally, for purposes of determining when distributions must begin under the foregoing rules, where an owner is not an individual, the primary annuitant is considered the owner. In that case, a change in the primary annuitant will be treated as the death of the owner. Finally, in the case of joint owners, the distribution-at-death rules will be applied by treating the death of the first owner as the one to be taken into account in determining generally when distributions must commence, unless the sole Beneficiary is the deceased owner's spouse.

      > GIFT OF ANNUITY CONTRACTS Generally, gifts of Non-Qualified Plan
        Contracts prior to the Annuity Payout Date will trigger tax on the gain on the Contract, with the donee getting a stepped-up basis for the amount included in the donor's income. The 10% penalty tax and gift tax also may be applicable. This provision does not apply to transfers between spouses or incident to a divorce.

      > CONTRACTS OWNED BY NON-NATURAL PERSONS If the Contract is held by a non-natural person (for example, a corporation), the income on that Contract (generally the increase in net surrender value less the Purchase Payments) is includible in taxable income each year. The rule does not apply where the Contract is acquired by the estate of a decedent, where the Contract is held by certain types of retirement plans, where the Contract is a qualified funding asset for structured settlements, where the Contract is purchased on behalf of an employee upon termination of a qualified plan, and in the case of an immediate annuity. An annuity contract held by a trust or other entity as agent for a natural person is considered held by a natural person.


      > MULTIPLE CONTRACT RULE For purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includible in gross income, all Non-Qualified Plan annuity contracts issued by the same insurer to the same Contractowner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract's Annuity Payout Date, such as a partial withdrawal, dividend, or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.


      In addition, the Treasury Department has broad regulatory authority in applying this provision to prevent avoidance of the purposes of this rule. It is possible that, under this authority, the Treasury Department may apply this rule to amounts that are paid as annuities (on and after the Annuity Payout Date) under annuity contracts issued by the same company to the same owner during any calendar year. In this case, annuity payments could be fully taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts and regardless of whether any amount would otherwise have been excluded from income because of the "exclusion ratio" under the contract.

VARIABLE ANNUITY PROSPECTUS                                                   37
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      > POSSIBLE TAX CHANGES In recent years, legislation has been proposed that would have adversely modified the federal taxation of certain annuities. There is always the possibility that the tax treatment of annuities could change by legislation or other means (such as IRS regulations, revenue rulings, and judicial decisions). Moreover, although unlikely, it is also possible that any legislative change could be retroactive (that is, effective prior to the date of such change).

      > TRANSFERS, ASSIGNMENTS, OR EXCHANGES OF A CONTRACT A transfer of ownership of a Contract, the designation of an Annuitant, Payee, or other Beneficiary who is not also the Owner, the selection of certain Annuity Payout Dates or the exchange of a Contract may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, assignment, selection, or exchange should contact a qualified tax adviser with respect to the potential effects of such a transaction.

QUALIFIED PLANS

      The Contract may be used as a Qualified Plan that meets the requirements of an individual retirement annuity ("IRA") under Section 408 of the Code or a Roth IRA under Section 408A of the Code.


      If you are purchasing the Contract as an investment vehicle for one of these Qualified Plans, you should consider that the Contract does not provide any additional tax advantage beyond that already available through the Qualified Plan. However, the Contract does offer features and benefits in addition to providing tax deferral that other investments may not offer, including annuity options which guarantee income for life. You should consult with your financial professional as to whether the overall benefits and costs of the Contract are appropriate considering your circumstances.


      The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made herein to provide more than general information about the use of the Contract as a Qualified Plan. A Qualified Plan may permit the purchase of the Contract to accumulate retirement savings under the plan. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this Contract is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the Contract. Contractowners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith.

      The amount that may be contributed to a Qualified Plan is subject to limitations under the Code. In addition, early distributions from Qualified Plans may be subject to penalty taxes. Furthermore, most Qualified Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Owner or Annuitant to penalty taxes. As a result, the minimum distribution rules may limit the availability of certain Annuity Options to certain Annuitants and their beneficiaries. These rules and requirements may not be incorporated into our Contract administration procedures. Therefore, Contractowners, Annuitants, and Beneficiaries are responsible for determining that contributions, distributions, and other transactions with respect to the Contract comply with applicable law.

      THE FOLLOWING IS A BRIEF DESCRIPTION OF QUALIFIED PLANS AND THE USE OF THE CONTRACT THEREWITH:

      > SECTION 408 AND SECTION 408A

        Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to establish individual retirement programs through the purchase of Individual Retirement Annuities ("traditional IRAs"). The Contract may be purchased as an IRA. The IRAs described in this paragraph are called

VARIABLE ANNUITY PROSPECTUS                                                   38
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        "traditional IRAs" to distinguish them from "Roth IRAs" which became available in 1998. Roth IRAs are described below.

        IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible and the time when distributions must commence. Depending upon the circumstances of the individual, contributions to a traditional IRA may be made on a deductible or nondeductible basis. IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual premium for an IRA may not be fixed and may not exceed (except in the case of a rollover contribution) 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


        TABLE 11



               TAX YEAR                 AMOUNT
              2003-2004                 $3,000
              2005-2007                 $4,000
        2008 and thereafter             $5,000

        Any refund of premium must be applied to the payment of future premiums or the purchase of additional benefits. If an individual is age 50 or over, the individual may make an additional catch-up contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the 2006 tax year or any tax year thereafter. However, if the individual is covered by an employer-sponsored retirement plan, the amount of IRA contributions the individual may deduct in a year may be reduced or eliminated based on the individual's adjusted gross income for the year ($60,000 for a married couple filing a joint return and $40,000 for a single taxpayer in 2003). If the individual's spouse is covered by an employer -sponsored retirement plan but the individual is not, the individual may be able to deduct those contributions to a traditional IRA; however, the deduction will be reduced or eliminated if the adjusted gross income on a joint return is between $150,000 and $160,000. Nondeductible contributions to traditional IRAs must be reported to the IRS in the year made on Form 8606.


        Sale of the Contract for use with IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS and will have the right to revoke the Contract under certain circumstances. See the IRA Disclosure Statement which accompanies this Prospectus.

        An individual's interest in a traditional IRA must be distributed or begin to be distributed not later than April 1 of the calendar year following the calendar year in which the individual reaches age 70 1/2 ("required beginning date"). The Contractowner's retirement date, if any, will not affect his or her required beginning date. Periodic distributions must not extend beyond the life of the individual or the lives of the individual and a designated beneficiary (or over a period extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary).

        If an individual dies before reaching his or her required beginning date, the individual's entire interest must generally be distributed within five years of the individual's death. However, the five-year rule will be deemed satisfied if distributions begin before the close of the calendar year following the year of the individual's death to a designated beneficiary and are made over the life of the beneficiary (or over a period not extending beyond the life expectancy of the beneficiary). If the designated beneficiary is the individual's surviving spouse, distributions may be delayed until the individual would have reached age 70 1/2.

VARIABLE ANNUITY PROSPECTUS                                                   39
--------------------------------------------------------------------------------

        Distributions of deductible, pre-tax contributions and earnings from a traditional IRA may be eligible for a tax-free rollover to an eligible retirement plan, including another traditional IRA. In certain cases, a distribution of non-deductible contributions or other after-tax amounts from a traditional IRA may be eligible to be rolled over to another traditional IRA.

        If an individual dies after reaching his or her required beginning date, the individual's interest must generally be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

        Distributions from IRAs are generally taxed under Code Section 72. Under these rules, a portion of each distribution may be excludable from income. The amount excludable from the individual's income is the amount of the distribution which bears the same ratio as the individual's nondeductible contributions to all IRAs bear to the expected return under the IRAs.



        Roth IRAs. Section 408A of the Code permits eligible individuals to establish a Roth IRA. The Contract may be purchased as a Roth IRA. Regular contributions may be made to a Roth IRA up to the same contribution limits that apply to traditional IRA contributions. The regular contribution limits are phased out for taxpayers with $95,000 to $110,000 in adjusted gross income ($150,000 to $160,000 for married filing joint returns). Also the taxable balance in a traditional IRA may be rolled over or converted into a Roth IRA for taxpayers with adjusted gross income of up to $100,000.

        Regular contributions to a Roth IRA are not deductible, but withdrawals that meet certain requirements are not subject to federal income tax on either the original contributions or any earnings. Sale of the Contract for use with Roth IRAs may be subject to special requirements imposed by the IRS. Purchasers of the Contract for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances. Unlike a traditional IRA, Roth IRAs are not subject to minimum required distribution rules during the Contractowner's lifetime. Generally, however, the amount remaining in a Roth IRA after the Contractowner's death must begin to be distributed by the end of the first calendar year after death and made over a beneficiary's life expectancy. If there is no beneficiary, or if the beneficiary elects to delay distributions, the account must be distributed by the end of the fifth calendar year after death of the Contractowner.



      > TAX PENALTIES

        Premature Distribution Tax. Distributions from a Qualified Plan before the owner reaches age 59 1/2 are generally subject to an additional tax equal to 10% of the taxable portion of the distribution. The 10% penalty tax does not apply to distributions: (i) made on or after the death of the Owner; (ii) attributable to the Owner's disability; (iii) which are part of a series of substantially equal periodic payments made (at least annually) for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and a designated beneficiary; (iv) made to pay for certain medical expenses; (v) that are exempt withdrawals of an excess contribution; (vi) that are rolled over or transferred in accordance with Code requirements; (vii) which, subject to certain restrictions, do not exceed the health insurance premiums paid by unemployed individuals in certain cases; (viii) made to pay "qualified higher education expenses"; or (ix) for certain "qualified first-time homebuyer distributions."

        Minimum Distribution Tax. If the amount distributed from all of your IRAs is less than the minimum required distribution for the year, you are subject to a 50% tax on the amount that was not properly distributed from the IRAs.

VARIABLE ANNUITY PROSPECTUS                                                   40
--------------------------------------------------------------------------------

      > WITHHOLDING

        Periodic distributions (e.g., annuities and installment payments) from a Qualified Plan that will last for a period of 10 or more years are generally subject to voluntary income tax withholding. The amount withheld on such periodic distributions is determined at the rate applicable to wages. The recipient of a periodic distribution may generally elect not to have withholding apply.

        Nonperiodic distributions (e.g., lump sums and annuities or installment payments of less than 10 years) from an IRA are subject to income tax withholding at a flat 10% rate. The recipient of such a distribution may elect not to have withholding apply.

        The above description of the federal income tax consequences applicable to Qualified Plans which may be funded by the Contract offered by this Prospectus is only a brief summary and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective Contractowner considering adoption of a Qualified Plan and purchase of a Contract in connection therewith should first consult a qualified and competent tax adviser, with regard to the suitability of the Contract as an investment vehicle for the Qualified Plan.

OTHER INFORMATION
--------------------------------------------------------------------------------

VOTING OF FUND SHARES

      You indirectly (through the Separate Account) purchase shares of the Portfolios when you allocate purchase payments to the Subaccounts. The Company owns shares of the Portfolios in the Separate Account for your benefit. Under current law, the Company will vote shares of the Portfolios held in the Subaccounts in accordance with voting instructions received from Owners having the right to give such instructions. You will have the right to give voting instructions to the extent that you have Account Value allocated to the particular Subaccount. The Company will vote all shares it owns through the Subaccount in the same proportion as the shares for which it receives voting instructions from Owners. The Company votes shares in accordance with its current understanding of the federal securities laws. If the Company later determines that it may vote shares of the Funds in its own right, it may elect to do so.

      Unless otherwise required by applicable law, the number of shares of a particular Portfolio as to which you may give voting instructions to the Company is determined by dividing your Account Value in a Subaccount on a particular date by the net asset value per share of that Portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date established by the Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC, the Company reserves the right to determine in a different fashion the voting rights attributable to the shares of the Funds. Voting instructions may be cast in person or by proxy. Voting rights attributable to your Account Value in a Subaccount for which you do not submit timely voting instructions will be voted by the Company in the same proportion as the voting instructions that are received in a timely manner for Contracts participating in that Subaccount.

SUBSTITUTION OF INVESTMENTS

      The Company reserves the right, subject to compliance with the law as then in effect, to make additions to, deletions from, substitutions for, or combinations of the securities that are held by the Separate Account or any Subaccount or that the Separate Account or any Subaccount may purchase. If shares of any or all of the Portfolios of the Funds should no longer be available for investment, or if the Company receives an opinion from counsel acceptable to Investment Services that substitution is in the best interest

VARIABLE ANNUITY PROSPECTUS                                                   41
--------------------------------------------------------------------------------

      of Contractowners and that further investment in shares of the Portfolio(s) would cause undue risk to the Company, the Company may substitute shares of another Portfolio of the Funds or of a different fund for shares already purchased, or to be purchased in the future under the Contract. The Company may also purchase, through the Subaccount, other securities for other classes of contracts, or permit a conversion between classes of contracts on the basis of requests made by Owners.

      In connection with a substitution of any shares attributable to an Owner's interest in a Subaccount or the Separate Account, the Company will, to the extent required under applicable law, provide notice, seek Owner approval, seek prior approval of the SEC, and comply with the filing or other procedures established by applicable state insurance regulators.

      The Company also reserves the right to establish additional Subaccounts of the Separate Account that would invest in a new Portfolio of one of the Funds or in shares of another investment company, a series thereof, or other suitable investment vehicle. New Subaccounts may be established by the Company with the consent of Investment Services, and any new Subaccount will be made available to existing Owners on a basis to be determined by the Company and Investment Services. The Company may also eliminate or combine one or more Subaccounts if marketing, tax, or investment conditions so warrant.

      Subject to compliance with applicable law, the Company may transfer assets to the General Account with the consent of Investment Services. The Company also reserves the right, subject to any required regulatory approvals, to transfer assets of any Subaccount of the Separate Account to another separate account or Subaccount with the consent of Investment Services.

      In the event of any such substitution or change, the Company may, by appropriate endorsement, make such changes in these and other contracts as may be necessary or appropriate to reflect such substitution or change. If deemed by the Company to be in the best interests of persons having voting rights under the Contract, the Separate Account may be operated as a management investment company under the 1940 Act or any other form permitted by law; it may be deregistered under that Act in the event such registration is no longer required; or it may be combined with other separate accounts of the Company or an affiliate thereof. Subject to compliance with applicable law, the Company also may combine one or more Subaccounts and may establish a committee, board, or other group to manage one or more aspects of the operation of the Separate Account.

CHANGES TO COMPLY WITH LAW AND AMENDMENTS

      The Company reserves the right, without the consent of Owners, to suspend sales of the Contract as presently offered and to make any change to the provisions of the Contract to comply with, or give Owners the benefit of, any federal or state statute, rule, or regulation, including but not limited to requirements for annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

REPORTS TO OWNERS

      A statement will be sent annually to you setting forth a summary of the transactions that occurred during the year, and indicating any Account Value as of the end of each year. In addition, the statement will indicate the allocation of Account Value among the Fixed Interest Account and the Subaccounts and any other information required by law. Confirmations will also be sent out upon the initial Purchase Payment, exchanges and full and partial withdrawals. Annuity Payments will be confirmed quarterly.

      You will also receive an annual and semiannual report containing financial statements for the Portfolios, which will include a list of the portfolio securities of the Portfolios, as required by the 1940 Act, and/or such other reports as may be required by federal securities laws.

VARIABLE ANNUITY PROSPECTUS                                                   42
--------------------------------------------------------------------------------

TELEPHONE EXCHANGE PRIVILEGES

      You may request an exchange of Account Value or Payment Units by telephone if you elected telephone exchanges in the application, or an Authorization for Telephone Requests form ("Telephone Authorization") has been completed, signed, and filed at the T. Rowe Price Variable Annuity Service Center. The Company has established procedures to confirm that instructions communicated by telephone are genuine and will not be liable for any losses due to fraudulent or unauthorized instructions, provided that it complies with its procedures. The Company's procedures require that any person requesting an exchange by telephone provide the account number and the Owner's tax identification number and such instructions must be received on a recorded line. The Company reserves the right to deny any telephone exchange request. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), Contractowners might not be able to request exchanges by telephone and would have to submit written requests.

      By authorizing telephone exchanges, you authorize the Company to accept and act upon telephonic instructions for exchanges involving your Contract, and agree that neither the Company, nor any of its affiliates, nor the Funds, nor any of their directors, trustees, officers, employees, or agents, will be liable for any loss, damages, cost, or expense (including attorney's fees) arising out of any requests effected in accordance with the Telephone Authorization and believed by the Company to be genuine, provided that the Company has complied with its procedures. As a result of this policy on telephone requests, the Contractowner will bear the risk of loss arising from the telephone exchange privileges. The Company may discontinue, modify, or suspend telephone exchange privileges at any time.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment Services, Inc. ("Investment Services") is the distributor of the Contract. Investment Services also acts as the distributor of certain mutual funds advised by T. Rowe Price and TRP International. Investment Services is registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934, and in all 50 states, the District of Columbia, and Puerto Rico. Investment Services is a member of the National Association of Securities Dealers, Inc. Investment Services is a wholly-owned subsidiary of T. Rowe Price and is an affiliate of the Funds.

LEGAL PROCEEDINGS

      There are no legal proceedings pending to which the Separate Account is a party, or which would materially affect the Separate Account.

LEGAL MATTERS

      Legal matters in connection with the issue and sale of the Contract described in this Prospectus, the Company's authority to issue the Contract under Kansas law, and the validity of the forms of the Contract under Kansas law have been passed upon by Amy J. Lee, Esq., the Company's Associate General Counsel.

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

      Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts may appear in advertisements, reports, and promotional literature to current or prospective Owners.

      Current yield for the Prime Reserve Subaccount will be based on investment income received by a hypothetical investment over a given seven-day period (less expenses accrued during the period), and then "annualized" (i.e., assuming that the seven-day yield would be received for 52 weeks, stated in terms of an annual percentage return on the investment). "Effective yield" for the Prime Reserve Subaccount

VARIABLE ANNUITY PROSPECTUS                                                   43
--------------------------------------------------------------------------------

      is calculated in a manner similar to that used to calculate yield but reflects the compounding effect of earnings.

      For the other Subaccounts, quotations of yield will be based on all investment income per Accumulation Unit earned during a given 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of an Accumulation Unit on the last day of the period. Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return on a hypothetical investment in a Contract over a period of 1, 5, and 10 years (or, if less, up to the life of the Subaccount), and will reflect the deduction of the mortality and expense risk charge and may simultaneously be shown for other periods. Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.

      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics, and quality of the Portfolio in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future. For a description of the methods used to determine yield and total return for the Subaccounts and the usage of other performance related information, see the Statement of Additional Information.

ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

REGISTRATION STATEMENT

      A Registration Statement under the 1933 Act has been filed with the SEC relating to the offering described in this Prospectus. This Prospectus has been filed as a part of the Registration Statement and does not contain all of the information set forth in the Registration Statement and exhibits thereto, and reference is made to such Registration Statement and exhibits for further information relating to the Company and the Contract. Statements contained in this Prospectus, as to the content of the Contract and other legal instruments, are summaries. For a complete statement of the terms thereof, reference is made to the instruments filed as exhibits to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the SEC's office, located at 450 Fifth Street, N.W., Washington, D.C.

FINANCIAL STATEMENTS


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Separate Account at December 31, 2002, and for each of the specified periods ended December 31, 2002, are included in the Statement of Additional Information.

VARIABLE ANNUITY PROSPECTUS                                                   44
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------



      The Statement of Additional Information contains more specific information and financial statements relating to the Company and the Separate Account. The contents of the Statement of Additional Information are set forth below.

      General Information and History
      -----------------------------------------------------------------
      Distribution of the Contract
      -----------------------------------------------------------------
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans
      -----------------------------------------------------------------
      Experts
      -----------------------------------------------------------------
      Performance Information
      -----------------------------------------------------------------
      Permissible Advertising Information
      -----------------------------------------------------------------
      Financial Statements
      -----------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

T. ROWE PRICE NO-LOAD VARIABLE ANNUITY
T. ROWE PRICE NO-LOAD IMMEDIATE VARIABLE ANNUITY
STATEMENT OF ADDITIONAL INFORMATION


DATE: MAY 1, 2003



ISSUED BY:                                     MAILING ADDRESS:
Security Benefit                               T. Rowe Price Variable
Life Insurance Company                         Annuity Service Center
One Security Benefit Place                     P.O. Box 750440
Topeka, Kansas 66636-0001                      Topeka, Kansas 66675-0440
1-800-888-2461                                 1-800-469-6587


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for the T. Rowe Price No-Load Variable Annuity or the T. Rowe Price No-Load Immediate Variable Annuity dated May 1, 2003. A copy of the Prospectus may be obtained from the T. Rowe Price Variable Annuity Service Center by calling 1-800-469-6587 or by writing P.O. Box 750440, Topeka, Kansas 66675-0440.

STATEMENT OF ADDITIONAL INFORMATION                                            2
--------------------------------------------------------------------------------

CONTENTS
--------------------------------------------------------------------------------


      General Information and History                                       3
      Distribution of the Contract                                          3
      Limits on Premiums Paid Under Tax-Qualified Retirement Plans          3
      Performance Information                                               4
      Permissible Advertising Information                                   5
      Experts                                                               7
      Financial Statements                                                  7

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

      For a description of the Individual Flexible Premium Deferred Variable Annuity Contract or the Single Premium Immediate Variable Annuity Contract (each referred to herein as the "Contract"), Security Benefit Life Insurance Company (the "Company"), and the T. Rowe Price Variable Annuity Account (the "Separate Account"), see the appropriate Prospectus. This Statement of Additional Information contains information that supplements the information in the respective Prospectuses. Defined terms used in this Statement of Additional Information have the same meaning as terms defined in the section entitled "Definitions" in the Prospectus.

SAFEKEEPING OF ASSETS

      The Company is responsible for the safekeeping of the assets of the Subaccounts. These assets, which consist of shares of the Portfolios of the Funds in non-certificated form, are held separate and apart from the assets of the Company's General Account and its other separate accounts.

DISTRIBUTION OF THE CONTRACT

      T. Rowe Price Investment Services, Inc. ("Investment Services"), a Maryland corporation formed in 1980 as a wholly owned subsidiary of T. Rowe Price Associates, Inc., is Principal Underwriter of the Contract. Investment Services is registered as a broker/dealer with the Securities and Exchange Commission ("SEC") under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. ("NASD"). The offering of the Contract is continuous.

      Investment Services serves as Principal Underwriter under a Distribution Agreement with the Company. Investment Services' registered representatives are required to be authorized under applicable state regulations to make the Contract available to its customers. Investment Services is not compensated under its Distribution Agreement with the Company. Investment Services, or an affiliate thereof, however, may receive compensation for the administrative services it provides to the Company under other agreements.

LIMITS ON PREMIUMS PAID UNDER TAX-QUALIFIED RETIREMENT PLANS

SECTION 408 AND 408A

      Premiums (other than rollover contributions) paid under a Contract used in connection with a traditional or Roth individual retirement annuity (IRA) that is described in Section 408 or Section 408A of the Internal Revenue Code are subject to the limits on contributions to IRAs under Section 219(b) of the Internal Revenue Code. Under Section 219(b) of the Code, contributions (other than rollover contributions) to an IRA are limited to the lesser of 100% of the individual's taxable compensation or the applicable dollar amount as shown in the table below:


          TAX YEAR                                AMOUNT
          2003-2004                               $3,000
          2005-2007                               $4,000
          2008 and thereafter                     $5,000

      If an individual is age 50 or over, the individual may make an additional catch up contribution to a traditional IRA of $500 during the tax years of 2003-2005, or $1,000 for the tax years 2006 and thereafter.

STATEMENT OF ADDITIONAL INFORMATION                                            4
--------------------------------------------------------------------------------

      Spousal IRAs allow an Owner and his or her spouse to contribute up to the applicable dollar amount to their respective IRAs so long as a joint tax return is filed and joint income is $6,000 or more. The maximum amount the higher compensated spouse may contribute for the year is the lesser of the applicable dollar amount as shown in the table above or 100% of that spouse's compensation. The maximum the lower compensated spouse may contribute is the lesser of (i) the applicable dollar amount as shown in the table above or (ii) 100% of that spouse's compensation plus the amount by which the higher compensated spouse's compensation exceeds the amount the higher compensated spouse contributes to his or her IRA. The extent to which an Owner may deduct contributions to a traditional IRA depends on the gross income of the Owner and his or her spouse for the year and whether either is an "active participant" in an employer-sponsored retirement plan.

      Premiums under a Contract used in connection with a simplified employee pension plan described in Section 408 of the Internal Revenue Code are subject to limits under Section 402(h) of the Internal Revenue Code.
      Section 402(h) currently limits employer contributions and salary reduction contributions (if permitted) under a simplified employee pension plan to the lesser of (a) 15% of the compensation of the participant in the Plan, or (b) $40,000. Salary reduction contributions, if any, are subject to additional annual limits.




PERFORMANCE INFORMATION

      Performance information for the Subaccounts of the Separate Account, including the yield and total return of all Subaccounts, may appear in advertisements, reports, and promotional literature provided to current or prospective Owners.

      Quotations of yield for the Prime Reserve Subaccount will be based on the change in the value, exclusive of capital changes, of a hypothetical investment in a Contract over a particular seven-day period, less a hypothetical charge reflecting deductions from the Contract during the period (the "base period") and stated as a percentage of the investment at the start of the base period (the "base period return"). The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest one hundredth of one percent. Any quotations of effective yield for the Prime Reserve Subaccount assume that all dividends received during an annual period have been reinvested. Calculation of "effective yield" begins with the same "base period return" used in the yield calculation, which is then annualized to reflect weekly compounding pursuant to the following formula:

             Effective Yield = [(Base Period Return + 1)(365/7)] - 1


      For the seven-day period ended December 31, 2002, the yield of the Prime Reserve Subaccount was 0% and the effective yield of the Subaccount was 0%.


      Quotations of yield for the Subaccounts, other than the Prime Reserve Subaccount, will be based on all investment income per Accumulation Unit earned during a particular 30-day period, less expenses accrued during the period ("net investment income"), and will be computed by dividing net investment income by the value of the Accumulation Unit on the last day of the period, according to the following formula:

                          YIELD = 2[(a - b + 1)(6) - 1]
                                     -----
                                      cd

      where a  =    net investment income earned during the period by the
                    Portfolio attributable to shares owned by the Subaccount,

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------

            b  =    expenses accrued for the period (net of any reimbursements),

            c  =    the average daily number of Accumulation Units outstanding during the period that were entitled to receive dividends, and

            d  =    the maximum offering price per Accumulation Unit on the last day of the period.


For the 30-day period ended December 31, 2002, the yield of the Limited-Term Bond Subaccount was 5.24%.


Quotations of average annual total return for any Subaccount will be expressed in terms of the average annual compounded rate of return of a hypothetical investment in a Contract over a period of 1, 5, or 10 years (or, if less, up to the life of the Subaccount), calculated pursuant to the following formula:
P(1 + T)(n) = ERV (where P = a hypothetical initial payment of $1,000, T = the average annual total return, n = the number of years, and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the period). All total return figures reflect the deduction of the mortality and expense risk charge. Quotations of total return may simultaneously be shown for other periods.

Where the Portfolio in which a Subaccount invests was established prior to inception of the Subaccount, quotations of total return may include quotations for periods beginning prior to the Subaccount's date of inception. Such quotations of total return are based upon the performance of the Subaccount's corresponding Portfolio adjusted to reflect deduction of the mortality and expense risk charge.


                                                          AVERAGE ANNUAL TOTAL RETURN
                                                            AS OF DECEMBER 31, 2002
                                      ------------------------------------------------------------------
SUBACCOUNT                             ONE-YEAR              FIVE-YEAR          FROM DATE OF INCEPTION
--------------------------------------------------------------------------------------------------------
International Stock                     (18.75)%               (4.74)%                  0.34%(1)
New America Growth                      (28.72)                (6.00)                   4.58(1)
Mid-Cap Growth                          (21.69)                 4.26                    6.45(2)
Equity Income                           (13.59)                 1.86                    9.82(1)
Personal Strategy Balanced               (8.29)                 2.72                    7.99(1)
Blue Chip Growth                        (24.27)                  ---                  (21.02)(3)
Health Sciences                         (28.45)                  ---                  (17.15)(3)
Equity Index 500                        (22.72)                  ---                  (20.15)(3)
Limited-Term Bond                         4.82                  5.58                    5.57(1)

          (1) From April 3, 1995 (Subaccount date of inception) to December 31, 2002.
          (2) From December 31, 1996 (Subaccount date of inception) to December 31, 2002.
          (3) From February 1, 2001 (Subaccount date of inception) to December 31, 2002.


      Performance information for any Subaccount reflects only the performance of a hypothetical Contract under which an Owner's Account Value is allocated to a Subaccount during a particular time period on which the calculations are based. Performance information should be considered in light of the investment objectives and policies, characteristics and quality of the Portfolio of the Funds in which the Subaccount invests, and the market conditions during the given time period, and should not be considered as a representation of what may be achieved in the future.

PERMISSIBLE ADVERTISING INFORMATION

      From time to time, the Separate Account may, in addition to any other permissible information, include the following types of information in advertisements, sales literature, reports to contractowners or other investor communications ("advertisements"): (1) discussions of general economic or financial principles

STATEMENT OF ADDITIONAL INFORMATION                                            6
--------------------------------------------------------------------------------

      (such as the effects of compounding and the benefits of dollar cost averaging); (2) discussions about past, current or possible economic, market and political trends and events; (3) presentations of statistical data to supplement such discussions; (4) published evaluations by nationally recognized ranking services and financial or business publications or other media including reprints of, or selections from, such publications; (5) descriptions and updates concerning a Subaccount's strategies, and past or anticipated portfolio investments; (6) analysis of its investments by industry, country, credit quality and other characteristics; (7) general biography or work experience of the portfolio manager of a Subaccount, including information about awards received by the portfolio manager, mentions of the manager in the media, or announcements of the portfolio manager's appearance on television or radio programs, or presentations at conferences or trade shows; (8) portfolio manager commentary or market updates; (9) investment philosophy and the research methodology underlying stock selection or a Subaccounts's investment objective; (10) a discussion of the risk/return continuum relating to different investments; (11) discussions on general principles of investing such as asset allocation, diversification and risk tolerance;
      (12) testimonials describing the experience of persons who have invested in a Subaccount; (13) discussions about retirement and investing for retirement; (14) data concerning the projected cost of a college education in future years based on current or recent costs of college and an assumed rate of increase for such costs; (15) information regarding the relative reliance in recent years on personal savings for retirement income versus reliance on Social Security benefits and company sponsored retirement plans; and (16) other information of interest to investors. Advertisements may include information about the Subaccount's underlying portfolio in addition to, or in place of, information about the Subaccount itself.

      Advertisements may also include a Subaccount's performance, goals, risks and expenses compared with (a) various indexes so that investors may compare a Subaccount's results with those of a group of unmanaged securities widely regarded by investors as representative of the securities markets in general; (b) other subaccounts tracked by the Variable Annuity Research and Data Service ("VARDS"), Lipper Analytical Services Inc., Morningstar or another independent research firm which ranks separate accounts or subaccounts by overall performance, investment objectives, and assets, or tracked by other services, companies, publications, or persons who rank separate accounts or subaccounts on overall performance or other criteria; (c) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a Subaccount; (d) other statistics such as gross national product or gross domestic product of the United States or other countries or regions, net import and export figures derived from governmental publications (e.g., The Survey of Current Business) or other independent parties (e.g., the Investment Company Institute), to illustrate investment attributes to a Subaccount or the general economic, business, investment, or financial environment in which a Subaccount operates; (e) various financial, economic and market statistics developed by brokers, dealers and other persons to illustrate aspects of a Subaccount's performance; (f) the sectors or industries in which a Subaccount invests compared to relevant indexes or surveys (e.g., S&P Industry Surveys) in order to evaluate the Subaccount's historic performance or current or potential value with respect to the particular industry or sector; (g) a hypothetical or model portfolio; or (h) other subaccounts or variable annuities. The Separate Account may also discuss and compare in advertising the relative performance of various types of investment instruments including, but not limited to, certificates of deposit, ordinary interest savings accounts, other forms of fixed or variable time deposits, qualified retirement plans, stocks, Treasury securities, and bonds, over various time periods and covering various holding periods. Such comparisons may compare these investment categories to each other or to changes in the Consumer Price Index. In addition, the Separate Account may quote various measures of volatility and benchmark correlation in advertising and other materials and may compare these measures to those of indexes, other subaccounts or other types of investments.

      The Separate Account's advertisements may also include rankings or ratings of the Company and of the investor services provided to contractowners other than performance rankings of a Subaccount itself.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

      Those ratings or rankings of investor services by third parties may include comparisons of their services to those provided by other variable annuity providers selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, contractowners or others.

      The Separate Account, in its advertisements, may refer to pending legislation from time to time and the possible impact of such legislation on investors, investment strategy and related matters. This would include any tax proposals and their effect on marginal tax rates and tax-equivalent yields.

      All performance information that the Separate Account advertises is historical in nature and is not intended to represent or guarantee future results. The value of accumulation units when redeemed may be more or less than their original cost. Performance information may be quoted numerically or presented in a table, graph or other illustration. A Subaccount's returns and unit price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.

      In connection with a ranking, the Separate Account may provide additional information, such as the particular category to which it is related, the number of subaccounts in the category, the criteria upon which the ranking is based, and the effect of sales charges, fee waivers and/or expense reimbursements. In assessing comparisons of performance, you should keep in mind that the composition of the investments in the reported indexes and averages is not identical to a Subaccount's portfolio, the indexes and averages are generally unmanaged, and the items included in the calculations of the averages may not be identical to the formula used by the Separate Account to calculate its figures. For example, unmanaged indexes may assume reinvestment of dividends but generally do not reflect deductions for administrative and management costs. In addition, there can be no assurance that a Subaccount will continue its performance as compared to these other averages. When comparing a Subaccount's performance with that of other alternatives, investors should understand that an investment in a Subaccount may be subject to greater market risks than are certain other types of investments.


EXPERTS

      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002 and the financial statements of the Separate Account as of December 31, 2002, and for each of the specified periods ended December 31, 2002, included in this Statement of Additional Information, have been audited by Ernst & Young LLP, independent auditors, for the periods indicated in their reports thereon appearing elsewhere herein, and are included in reliance on such reports given upon the authority of such firm as experts in accounting and auditing.


FINANCIAL STATEMENTS


      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, and the financial statements of the Separate Account at December 31, 2002, and for each of the specified periods ended December 31, 2002, are set forth herein, following this section.

      The consolidated financial statements of Security Benefit Life Insurance Company and Subsidiaries, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of Security Benefit Life Insurance Company and Subsidiaries to meet its obligations under the

STATEMENT OF ADDITIONAL INFORMATION                                            8
--------------------------------------------------------------------------------


      Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.


CONTENTS


      Report of Independent Auditors                              9
      Financial Statements
      Statements of Assets and Liabilities                       10
      Statement of Operations                                    11
      Statements of Changes in Net Assets                        12
      Notes to Financial Statements                              15

STATEMENT OF ADDITIONAL INFORMATION                                            9
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

      The Contract Owners of T. Rowe Price Variable Annuity Account and The Board of Directors of Security Benefit Life Insurance Company


      We have audited the accompanying statements of assets and liabilities of each of the respective subaccounts of T. Rowe Price Variable Annuity Account, a separate account of Security Benefit Life Insurance Company comprised of the New America Growth, International Stock, Equity Income, Personal Strategy Balanced, Limited-Term Bond, Mid-Cap Growth, Prime Reserve, Blue Chip Growth, Equity Index 500, and Health Sciences Subaccounts, as of December 31, 2002, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of Security Benefit Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts of T. Rowe Price Variable Annuity Account at December 31, 2002, and the results of their operations and the changes in their net assets for the periods described above, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

      Kansas City, Missouri
      January 31, 2003

STATEMENT OF ADDITIONAL INFORMATION                                           10
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF ASSETS AND LIABILITIES


                                                    YEAR ENDED DECEMBER 31, 2002
                                     (Dollars in Thousands - Except Unit Values)

                                                                                         PERSONAL
                                         NEW AMERICA    INTERNATIONAL                    STRATEGY        LIMITED-TERM
                                           GROWTH          STOCK        EQUITY INCOME    BALANCED            BOND
                                         SUBACCOUNT      SUBACCOUNT       SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                                      ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value                  $22,052         $15,283          $53,032       $17,573           $16,186
                                           -------         -------          -------       -------           -------
Total assets                               $22,052         $15,283          $53,032       $17,573           $16,186
                                           -------         -------          -------       -------           -------
Net assets                                 $22,052         $15,283          $53,032       $17,573           $16,186
                                           =======         =======          =======       =======           =======

Net assets :
   Accumulation assets                     $21,880         $15,178          $52,543       $17,306           $15,829
   Annuity assets                              172             105              489           267               357
                                           -------         -------          -------       -------           -------
Net assets                                 $22,052         $15,283          $53,032       $17,573           $16,186
                                           =======         =======          =======       =======           =======

Units outstanding :
   Accumulation/Nonlife Option           1,546,338       1,484,996        2,551,078       961,725         1,046,182
   Life Option DVA/IVA                       8,006           3,037           10,079         4,829            17,136
   Option 9                                  3,769             578            6,293         2,671               171
Unit value
Accumulation/Nonlife Option                 $14.15          $10.27           $20.66        $18.14            $15.22
Life Option DVA/IVA                           1.08            0.79             1.58          1.39              1.17
Option 9                                     13.24            9.61            19.33         16.97             14.25
Mutual funds, at cost                      $37,152         $24,096          $60,897       $20,526           $15,991
Mutual fund shares                       1,697,615       1,650,436        3,241,595     1,329,262         3,186,319

                                          MID-CAP          PRIME          BLUE CHIP       EQUITY            HEALTH
                                           GROWTH         RESERVE           GROWTH       INDEX 500         SCIENCES
                                         SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT       SUBACCOUNT
                                      ---------------------------------------------------------------------------------
Assets:
   Mutual funds, at value                  $29,218         $16,647           $1,995        $2,106            $2,201
                                           -------         -------          -------       -------           -------
Total assets                               $29,218         $16,647           $1,995        $2,106            $2,201
                                           -------         -------          -------       -------           -------
Net assets                                 $29,218         $16,647           $1,995        $2,106            $2,201
                                           =======         =======          =======       =======           =======
Net assets :
   Accumulation assets                     $29,087         $16,477           $1,983        $2,076            $2,182
   Annuity assets                              130             170               11            31                18
                                           -------         -------          -------       -------           -------
Net assets                                 $29,218         $16,647           $1,995        $2,106            $2,201
                                           =======         =======          =======       =======           =======

Units outstanding :
   Accumulation/Nonlife Option           2,001,702       1,318,644          307,487       306,526           339,207
   Life Option DVA/IVA                       4,597           1,925              ---         4,515               ---
   Option 9                                  1,812             ---              ---           ---               ---
Unit value
   Accumulation/Nonlife Option             $ 14.55         $ 12.60           $ 6.49        $ 6.77            $ 6.49
   Life Option DVA/IVA                        1.18            1.03              ---          6.32               ---
   Option 9                                  13.82             ---              ---           ---               ---
Mutual funds, at cost                      $32,483         $16,647           $2,521        $2,609            $2,760
Mutual fund shares                       2,031,820      16,647,091          304,988       314,383           335,450


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                           11
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT


STATEMENTS OF OPERATIONS
                                                    YEAR ENDED DECEMBER 31, 2002
                                                               (EXCEPT AS NOTED)
                                                                  (In Thousands)

                                                                                          PERSONAL
                                          NEW AMERICA     INTERNATIONAL                   STRATEGY       LIMITED-TERM
                                            GROWTH           STOCK       EQUITY INCOME    BALANCED           BOND
                                           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT    SUBACCOUNT       SUBACCOUNT
                                       ---------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $   ---        $   163       $     935        $    520           $   667
   Expenses:
      Mortality and expense risk fee            (148)           (95)           (318)           (113)              (76)
                                             -------        -------       ---------        --------           -------
Net investment income (loss)                    (148)            68             617             407               591
Net realized and unrealized
   gain (loss) on investments:
   Capital gains distributions                   ---             16              64             ---               ---
   Realized gain (loss) on
      sales of fund shares                    (2,242)          (906)           (416)           (677)               10
   Change in unrealized appreciation/
   depreciation on investments
   during the year                            (7,252)        (2,800)         (8,889)         (1,565)               70
                                             -------        -------       ---------        --------           -------
Net realized and unrealized
    gain (loss) on investments                (9,494)        (3,690)         (9,241)         (2,242)               80
                                             -------        -------       ---------        --------           -------
Net increase (decrease) in net
   assets resulting from operations          $(9,642)       $(3,622)      $  (8,624)       $ (1,835)          $   671
                                             =======        =======       =========        ========           =======

                                            MID-CAP         PRIME        BLUE CHIP          EQUITY            HEALTH
                                             GROWTH        RESERVE         GROWTH         INDEX 500          SCIENCES
                                           SUBACCOUNT     SUBACCOUNT     SUBACCOUNT       SUBACCOUNT        SUBACCOUNT
                                       ---------------------------------------------------------------------------------
Net investment income (loss):
   Dividend distributions                    $   ---        $   260       $       3        $     27           $   ---
   Expenses:
      Mortality and expense risk fee            (184)           (98)            (11)            (12)              (13)
                                             -------        -------       ---------        --------           -------
Net investment income (loss)                    (184)           162              (8)             15               (13)
Net realized and unrealized
   gain (loss) on investments:
   Capital gains distributions                   ---            ---             ---             ---               ---
   Realized gain (loss) on
      sales of fund shares                      (127)           ---             (48)           (161)              (91)
   Change in unrealized appreciation/
      depreciation on investments
      during the year                         (8,160)           ---            (480)           (436)             (716)
                                             -------        -------       ---------        --------           -------
Net realized and unrealized
   gain (loss) on investments                 (8,287)           ---            (528)           (597)             (807)
                                             -------        -------       ---------        --------           -------
Net increase (decrease) in net
   assets resulting from operations          $(8,471)       $   162       $    (536)       $   (582)          $  (820)
                                             =======        =======       =========        ========           =======


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                           12
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS

                                                         YEARS ENDED DECEMBER 31
                                                               (EXCEPT AS NOTED)
                                                                  (In Thousands)


                                                               NEW AMERICA               INTERNATIONAL STOCK
                                                            GROWTH SUBACCOUNT                 SUBACCOUNT
                                                             2002         2001           2002            2001
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                        $    (148)    $   (204)     $        68   $       296
      Capital gains distributions                               ---          584               16           ---
      Realized gain (loss) on sales of fund shares           (2,242)      (1,338)            (906)         (793)
      Change in unrealized appreciation/depreciation
         on investments during the year                      (7,252)      (4,290)          (2,800)       (5,550)
                                                          ---------     --------      -----------   -----------
   Net increase (decrease) in net assets from operations     (9,642)      (5,248)          (3,622)       (6,047)

   From contractholder transactions:

      Variable annuity deposits                                 582        1,063              526           729
      Terminations and withdrawals                           (1,317)      (1,849)            (713)         (907)
      Annuity payments                                          (25)         (30)             (13)           (1)
      Transfers between subaccounts, net                     (2,115)      (3,012)            (321)       (2,087)
      Mortality adjustment                                       11            4               (2)            1
                                                          ---------     --------      -----------   -----------
   Net increase (decrease) in net assets
      from contractholder transactions                       (2,864)      (3,824)            (523)       (2,265)
                                                          ---------     --------      -----------   -----------
Net increase (decrease) in net assets                       (12,506)      (9,072)          (4,145)       (8,312)
Net assets at beginning of year                              34,558       43,630           19,428        27,740
                                                          ---------     --------      -----------   -----------
Net assets at end of year                                 $  22,052     $ 34,558      $    15,283   $    19,428
                                                          =========     ========      ===========   ===========

                                                               EQUITY INCOME              PERSONAL STRATEGY
                                                                 SUBACCOUNT              BALANCED SUBACCOUNT
                                                            2002           2001           2002          2001
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                        $     617     $    525      $       407   $       531
      Capital gains distributions                                64        1,092              ---           ---
      Realized gain (loss) on sales of fund shares             (416)          69             (677)         (279)
      Change in unrealized appreciation/depreciation
         on investments during the year                      (8,889)      (1,255)          (1,565)       (1,025)
                                                          ---------     --------      -----------   -----------
   Net increase (decrease) in net assets from operations     (8,624)         431           (1,835)         (773)

   From contractholder transactions:

      Variable annuity deposits                               2,714        2,971              715         1,155
      Terminations and withdrawals                           (2,652)      (2,184)          (1,285)       (1,374)
      Annuity payments                                          (95)         (98)             (61)          (52)
      Transfers between subaccounts, net                      1,255          451           (2,277)       (1,069)
      Mortality adjustment                                       (9)          11                1           ---
                                                          ---------     --------      -----------   -----------
   Net increase (decrease) in net assets
      from contractholder transactions                        1,213        1,151           (2,907)       (1,340)
                                                          ---------     --------      -----------   -----------
Net increase (decrease) in net assets                        (7,411)       1,582           (4,742)       (2,113)
Net assets at beginning of year                              60,443       58,861           22,315        24,428
                                                          ---------     --------      -----------   -----------
Net assets at end of year                                 $  53,032     $ 60,443      $    17,573   $    22,315
                                                          =========     ========      ===========   ===========

STATEMENT OF ADDITIONAL INFORMATION                                           13
--------------------------------------------------------------------------------

T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
                                                         YEARS ENDED DECEMBER 31
                                                               (EXCEPT AS NOTED)
                                                                  (In Thousands)


                                                               LIMITED-TERM                 MID-CAP GROWTH
                                                              BOND SUBACCOUNT                 SUBACCOUNT
                                                            2002         2001           2002              2001
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                         $   591     $   496         $  (184)         $  (210)
      Capital gains distributions                              ---         ---             ---              ---
      Realized gain (loss) on sales of fund shares              10          53            (127)             419
      Change in unrealized appreciation/depreciation
         on investments during the year                         70         169          (8,160)          (1,237)
                                                           -------     -------         -------          -------
   Net increase (decrease) in net assets from operations       671         718          (8,471)          (1,028)


   From contractholder transactions:
      Variable annuity deposits                              1,651       1,803           1,661            1,701
      Terminations and withdrawals                            (976)       (552)         (1,570)          (1,748)
      Annuity payments                                         (41)        (30)            (35)             (14)
      Transfers between subaccounts, net                     2,754       1,915          (1,013)          (1,937)
      Mortality adjustment                                      (6)        ---              (3)               5
                                                           -------     -------         -------          -------
   Net increase (decrease) in net assets
      from contractholder transactions                       3,382       3,136            (960)          (1,993)
                                                           -------     -------         -------          -------
Net increase (decrease) in net assets                        4,053       3,854          (9,431)          (3,021)
Net assets at beginning of year                             12,133       8,279          38,649           41,670
                                                           -------     -------         -------          -------
Net assets at end of year                                  $16,186     $12,133         $29,218          $38,649
                                                           =======     =======         =======          =======

                                                             PRIME RESERVE                 BLUE CHIP GROWTH
                                                               SUBACCOUNT                     SUBACCOUNT
                                                            2002        2001             2002            2001*
                                                        -----------------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                         $   162     $   623          $   (8)          $   (4)
      Capital gains distributions                              ---         ---             ---              ---
      Realized gain (loss) on sales of fund shares             ---         ---             (48)             (40)
      Change in unrealized appreciation/depreciation
         on investments during the year                        ---         ---            (480)             (46)
                                                           -------     -------          ------           ------
   Net increase (decrease) in net assets from operations       162         623            (536)             (90)


   From contractholder transactions:
      Variable annuity deposits                              3,231       3,880             372              768
      Terminations and withdrawals                          (5,045)     (3,082)            (63)             (89)
      Annuity payments                                         (17)        (22)             (2)             ---
      Transfers between subaccounts, net                    (1,101)      1,169             156            1,479
      Mortality adjustment                                      (1)         (1)            ---              ---
                                                           -------     -------          ------           ------
   Net increase (decrease) in net assets
     from contractholder transactions                       (2,933)      1,944             463            2,158
                                                           -------     -------          ------           ------
Net increase (decrease) in net assets                       (2,771)      2,657             (73)           2,068
Net assets at beginning of year                             19,418      16,851           2,068              ---
                                                           -------     -------          ------           ------
Net assets at end of year                                  $16,647     $19,418          $1,995           $2,068
                                                           =======     =======          ======           ======

*For the period from February 1, 2001 (inception date) through December 31,
2001.

STATEMENT OF ADDITIONAL INFORMATION                                           14
--------------------------------------------------------------------------------


T. ROWE PRICE VARIABLE ANNUITY ACCOUNT

STATEMENTS OF CHANGES IN NET ASSETS
                                                         YEARS ENDED DECEMBER 31
                                                               (EXCEPT AS NOTED)
                                                                  (In Thousands)

                                                             EQUITY INDEX 500          HEALTH SCIENCES
                                                                SUBACCOUNT                SUBACCOUNT
                                                            2002          2001*       2002          2001*
                                                        --------------------------------------------------
Increase (decrease) in net assets:
   From operations:
      Net investment income (loss)                        $      15     $      6    $   (13)      $   (10)
      Capital gains distributions                               ---          ---        ---           ---
      Realized gain (loss) on sales of fund shares             (161)         (40)       (91)          (17)
      Change in unrealized appreciation/depreciation
         on investments during the year                        (436)         (67)      (716)          157
                                                          ---------     --------    -------       -------
   Net increase (decrease) in net assets from operations       (582)        (101)      (820)          130


   From contractholder transactions:
      Variable annuity deposits                                 864        1,065        467           584
      Terminations and withdrawals                             (239)         (18)      (114)          (17)
      Annuity payments                                           (3)          (6)        (1)          ---
      Transfers between subaccounts, net                         86        1,041        (61)        2,033
      Mortality adjustment                                       (1)         ---        ---           ---
                                                          ---------     --------    -------       -------
   Net increase (decrease) in net assets
      from contractholder transactions                          707        2,082        291         2,600
                                                          ---------     --------    -------       -------
Net increase (decrease) in net assets                           125        1,981       (529)        2,730
Net assets at beginning of year                               1,981          ---      2,730           ---
                                                          ---------     --------    -------       -------
Net assets at end of year                                 $   2,106     $  1,981    $ 2,201       $ 2,730
                                                          =========     ========    =======       =======

*For the period from February 1, 2001 (inception date) through December 31,
2001.

See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                           15
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2002


1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

      ORGANIZATION

      T. Rowe Price Variable Annuity Account (the Account) is a separate account of Security Benefit Life Insurance Company (SBL). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended. Deposits received by the Account are invested in one of the portfolios of T. Rowe Price Equity Series, Inc., T. Rowe Price Fixed Income Series, Inc., or T. Rowe Price International Series, Inc., mutual funds not otherwise available to the public. As directed by the owners, amounts may be invested in a designated mutual fund as follows:


SUBACCOUNT                                  MUTUAL FUND
New America Growth                          T. Rowe Price New America Growth Portfolio
International Stock                         T. Rowe Price International Stock Portfolio
Equity Income                               T. Rowe Price Equity Income Portfolio
Personal Strategy Balanced                  T. Rowe Price Personal Strategy Balanced Portfolio
Limited-Term Bond                           T. Rowe Price Limited-Term Bond Portfolio
Mid-Cap Growth                              T. Rowe Price Mid-Cap Growth Portfolio
Prime Reserve                               T. Rowe Price Prime Reserve Portfolio
Blue Chip Growth                            T. Rowe Price Blue Chip Growth Portfolio
Equity Index 500                            T. Rowe Price Equity Index 500 Portfolio
Health Sciences                             T. Rowe Price Health Sciences Portfolio


      Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from SBL's other assets and liabilities. The portion of the Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business SBL may conduct.

      T. Rowe Price Associates, Inc. (T. Rowe Price) serves as the investment advisor to each portfolio. The investment advisors are responsible for managing the portfolios' assets in accordance with the terms of the investment advisory contracts.

INVESTMENT VALUATION

      Investments in mutual fund shares are carried in the statement of assets and liabilities at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments are determined based on the average cost of investments sold.

      The cost of investments purchased and proceeds from investments sold for the year ended December 31, 2002 were as follows:

STATEMENT OF ADDITIONAL INFORMATION                                           16
--------------------------------------------------------------------------------



                                                                 COST OF           PROCEEDS
SUBACCOUNT                                                      PURCHASES         FROM SALES
                                                                     (In Thousands)
New America Growth                                                $1,554             $4,566
International Stock                                                1,847              2,286
Equity Income                                                      8,079              6,185
Personal Strategy Balanced                                         2,583              5,083
Limited-Term Bond                                                  7,029              3,056
Mid-Cap Growth                                                     3,410              4,554
Prime Reserve                                                      7,658             10,429
Blue Chip Growth                                                     905                450
Equity Index 500                                                   1,947              1,225
Health Sciences                                                      930                652

      ANNUITY RESERVES

      Annuity reserves relate to contracts that have matured and are in the payout stage. Such reserves are computed on the basis of published mortality tables using assumed interest rates that will provide reserves as prescribed by law. In cases where the payout option selected is life contingent, SBL periodically recalculates the required annuity reserves, and any resulting adjustment is either charged or credited to SBL and not to the Account.

      REINVESTMENT OF DIVIDENDS


      Dividend and capital gains distributions paid by the mutual fund to the Account are reinvested in additional shares of each respective fund. Dividend income and capital gains distributions are recorded as income on the ex-dividend date.

      FEDERAL INCOME TAXES

      The operations of the Account are included in the federal income tax return of SBL, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, SBL does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Account for federal income taxes. SBL will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

      USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

2.    VARIABLE ANNUITY CONTRACT CHARGES

      Mortality and expense risks assumed by SBL are compensated for by a fee equivalent to an annual rate of 0.55% of the average daily net assets of each account.

      When applicable, an amount for state premium taxes is deducted as provided by pertinent state law either from purchase payments or from the amount applied to effect an annuity at the time annuity payments commence.

STATEMENT OF ADDITIONAL INFORMATION                                           17
--------------------------------------------------------------------------------


3.    SUMMARY OF UNIT TRANSACTIONS

      The changes in units outstanding for the years ended December 31, 2002 and 2001 were as follows:

                                                         2002                                      2001
                                        -------------------------------------   ------------------------------------------
                                                                    NET                                           NET
                                          UNITS          UNITS    INCREASE        UNITS          UNITS          INCREASE
SUBACCOUNT                               ISSUED        REDEEMED  (DECREASE)      ISSUED         REDEEMED       (DECREASE)
--------------------------------------------------------------------------------------------------------------------------
                                                                         (In Thousands)
New America Growth                         76           (347)       (271)          151            (329)           (178)
International Stock                        125          (229)       (104)          145            (301)           (156)
Equity Income                              346          (391)        (45)          348            (303)             45
Personal Strategy Balanced                 74           (314)       (240)          103            (175)            (72)
Limited-Term Bond                          279          (274)         5            630            (209)            421
Mid-Cap Growth                             272          (392)       (120)          286            (408)           (122)
Prime Reserve                              950         (1,204)      (254)          900            (736)            164
Blue Chip Growth                           141          (74)          67           273            (32)             241
Equity Index 500                           268          (184)         84           272            (46)             226
Health Sciences                            153          (115)         38           339            (38)             301

4.    UNIT VALUES

      A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios, and total return ratios for each of the five years in the period ended December 31, 2002, were as follows:


SUBACCOUNT                                        2002                   2001                2000               1999           1998
------------------------------------------------------------------------------------------------------------------------------------
NEW AMERICA GROWTH
Units                                        1,558,113              1,828,914           2,007,469          2,126,448      2,271,021
Unit value                                $1.08-$14.15           $1.57-$19.85        $1.76-$21.73       $2.16-$25.47         $22.72
Net assets (000s)                              $22,052                $34,558                                $52,971        $51,590
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                         ---%                   ---%                ---%               ---%           ---%
Total return***                      (31.21)%-(28.72)%       (10.80)%-(7.55)%   (18.52)%-(15.70)%       4.85%-12.01%         17.84%
                                     -----------------       ----------------   -----------------       ------------      ---------
INTERNATIONAL STOCK
Units                                        1,488,611              1,592,602           1,749,113          1,577,597      1,556,630
Unit value                                $0.79-$10.27           $1.00-$12.64        $1.33-$16.22       $1.69-$19.99         $15.08
Net assets (000s)                              $15,283                $19,428             $27,740            $31,282        $23,475
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                        0.94%                  1.89%               0.56%              0.45%          1.21%
Total return***                      (21.00)%-(18.75)%      (24.81)%-(22.07)%   (21.30)%-(18.86)%      23.36%-32.56%         15.20%
                                     -----------------       ----------------   -----------------       ------------      ---------
EQUITY INCOME
Units                                        2,567,450              2,612,314           2,567,980          3,173,320      3,439,357
Unit value                                $1.58-$20.66           $1.90-$23.91        $1.93-$23.56       $1.78-$21.08         $20.42
Net assets (000s)                              $53,032                $60,443             $58,861            $66,877        $70,234
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                        1.65%                  1.44%               1.95%              1.87%          2.04%
Total return***                      (16.84)%-(13.59)%          (2.07)%-1.49%        8.43%-11.77%     (10.55)%-3.23%          8.39%
                                     -----------------       ----------------   -----------------       ------------      ---------
PERSONAL STRATEGY BALANCED
Units                                          969,225              1,208,830           1,281,029          1,211,181      1,259,435
Unit value                                $1.39-$18.14           $1.57-$19.78        $1.65-$20.19       $1.65-$19.44         $18.04
Net assets (000s)                              $17,573                $22,315             $24,428            $23,549        $22,714
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                        2.61%                  2.85%               3.00%              2.99%          3.12%
Total return***                       (11.46)%-(8.29)%        (5.45)%-(1.98)%         0.00%-3.86%        0.61%-7.76%         13.75%
                                     -----------------       ----------------   -----------------       ------------      ---------

STATEMENT OF ADDITIONAL INFORMATION                                           18
--------------------------------------------------------------------------------


SUBACCOUNT                                        2002                   2001                2000               1999           1998
------------------------------------------------------------------------------------------------------------------------------------
LIMITED-TERM BOND
Units                                        1,063,489              1,057,826             636,595            729,115        927,707
Unit value                                $1.17-$15.22           $1.15-$14.52        $1.11-$13.54       $1.05-$12.39         $12.38
Net assets (000s)                              $16,186                $12,133              $8,279             $8,953        $11,485
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                        4.71%                  5.51%               5.97%              5.49%          5.60%
Total return***                            1.74%-4.89%            3.60%-7.24%         5.71%-9.37%      (1.87)%-0.32%          6.72%
                                     -----------------       ----------------   -----------------       ------------      ---------
MID-CAP GROWTH
Units                                        2,008,111              2,127,207           2,248,931          1,755,295      1,508,808
Unit value                                $1.18-$14.55           $1.56-$18.58        $1.55-$18.53       $1.59-$17.65         $14.34
Net assets (000s)                              $29,218                $38,649             $41,670            $30,660        $21,643
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                         ---%                   ---%                ---%               ---%           ---%
Total return***                      (24.36)%-(21.69)%            0.65%-4.26%       (2.52)%-0.96%      16.06%-23.08%         21.32%
                                     -----------------       ----------------   -----------------       ------------      ---------
PRIME RESERVE
Units                                        1,320,569              1,573,584           1,408,841          1,617,058      1,369,699
Unit value                                $1.03-$12.60           $1.05-$12.49        $1.05-$12.07       $1.03-$11.44         $10.97
Net assets (000s)                              $16,647                $19,418             $16,851            $18,502        $15,024
Ratio of expenses to net assets*                 0.55%                  0.55%               0.55%              0.55%          0.55%
Investment income ratio**                        1.44%                  3.86%               5.90%              4.79%          5.11%
Total return***                          (1.90)%-0.88%            0.00%-3.48%         1.94%-5.51%        0.98%-4.28%          4.68%
                                     -----------------       ----------------   -----------------       ------------      ---------
BLUE CHIP GROWTH****
Units                                          307,487                241,300
Unit value                                       $6.49                  $8.57              $  ---             $  ---         $  ---
Net assets (000s)                               $1,995                 $2,068              $  ---             $  ---         $  ---
Ratio of expenses to net assets*                 0.55%                  0.55%                ---%               ---%           ---%
Investment income ratio**                        0.15%                  0.18%                ---%               ---%           ---%
Total return***                               (24.27)%               (15.90)%                ---%               ---%           ---%
                                     -----------------       ----------------   -----------------       ------------      ---------
EQUITY INDEX 500****
Units                                          311,041                226,066
Unit value                                 $6.32-$6.77            $1.89-$8.76              $  ---             $  ---         $  ---
Net assets (000s)                               $2,106                 $1,981              $  ---             $  ---         $  ---
Ratio of expenses to net assets*                 0.55%                  0.55%                ---%               ---%           ---%
Investment income ratio**                        1.35%                  1.11%                ---%               ---%           ---%
Total return***                       234.39%-(22.72)%      (18.50)%-(15.85)%                ---%               ---%           ---%
                                     -----------------       ----------------   -----------------       ------------      ---------
HEALTH SCIENCES****
Units                                          339,207                301,073                 ---                ---            ---
Unit value                                       $6.49                  $9.07              $  ---             $  ---         $  ---
Net assets (000s)                               $2,201                 $2,730              $  ---             $  ---         $  ---
Ratio of expenses to net assets*                 0.55%                  0.55%                ---%               ---%           ---%
Investment income ratio**                         ---%                   ---%                ---%               ---%           ---%
Total return***                               (28.45)%                (2.47)%                ---%               ---%           ---%
                                     -----------------       ----------------   -----------------       ------------      ---------

   * These ratios represent the annualized contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

  ** These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

 *** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

****  The inception date of this subaccount was February 1, 2001.

STATEMENT OF ADDITIONAL INFORMATION                                           19
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES
CONSOLIDATED FINANCIAL STATEMENTS


YEARS ENDED DECEMBER 31, 2002, 2001, AND 2000


CONTENTS

      Report of Independent Auditors                                                20
      Audited Consolidated Financial Statements
      Consolidated Balance Sheets                                                   21
      Consolidated Statements of Income                                             22
      Consolidated Statements of Changes in Stockholder's Equity                    23
      Consolidated Statements of Cash Flows                                         24
      Notes to Consolidated Financial Statements                                    26

STATEMENT OF ADDITIONAL INFORMATION                                           20
--------------------------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

      The Board of Directors
      Security Benefit Life Insurance Company


      We have audited the accompanying consolidated balance sheets of Security Benefit Life Insurance Company and Subsidiaries (the Company), an indirect, wholly-owned subsidiary of Security Benefit Mutual Holding Company, as of December 31, 2002 and 2001, and the related consolidated statements of income, changes in stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.


      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


      In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Security Benefit Life Insurance Company and Subsidiaries at December 31, 2002 and 2001, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

      As discussed in Note 1 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities, and for its investments in affiliated mutual funds, in response to new accounting standards that became effective January 1, 2001 and 2002, respectively.



                                                           /s/ Ernst & Young LLP


      Kansas City, Missouri


      January 31, 2003

STATEMENT OF ADDITIONAL INFORMATION                                           21
--------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED BALANCE SHEETS


                                                                                                     DECEMBER 31
                                                                                              2002                 2001
                                                                                          ----------------------------------
ASSETS                                                                                             (In Thousands)
Investments:
   Securities available-for-sale:
      Bonds                                                                                $2,761,588           $2,422,466
      Equity securities                                                                        77,126               54,759
   Bonds held-to-maturity                                                                      91,714              121,836
   Affiliated mutual funds                                                                    101,791              187,172
   Mortgage loans                                                                              10,052                9,334
   Policy loans                                                                                95,161              104,956
   Cash                                                                                       266,900               49,151
   Short-term investments                                                                       1,089               16,984
   Other invested assets                                                                       24,800               26,018
                                                                                           ----------           ----------
Total investments                                                                           3,430,221            2,992,676

Accrued investment income                                                                      40,123               34,586
Accounts receivable                                                                            16,426               11,410
Reinsurance recoverable                                                                       449,438              436,264
Property and equipment, net                                                                    86,477               60,278
Deferred policy acquisition costs                                                             271,008              277,865
Other assets                                                                                   85,472               22,766
Separate account assets                                                                     3,405,531            4,077,795
                                                                                           ----------           ----------
Total assets                                                                               $7,784,696           $7,913,640
                                                                                           ==========           ==========


LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
   Policy reserves and annuity account values                                              $3,528,520           $3,018,136
   Policy and contract claims                                                                   8,250                7,641
   Other policyholder funds                                                                    19,617               21,337
   Accounts payable and accrued expenses                                                       65,355               63,077
   Income taxes payable                                                                         2,921               17,088
   Deferred income tax liability                                                               32,274               29,878
   Long-term debt                                                                              50,000               50,000
   Mortgage debt                                                                               49,396                    -
   Other liabilities                                                                           15,118               18,571
   Separate account liabilities                                                             3,405,531            4,077,795
                                                                                           ----------           ----------
Total liabilities                                                                           7,176,982            7,303,523

Stockholder's equity:
   Common stock, $10 par value; 1,000,000 shares
      authorized; 700,010 issued and outstanding                                                7,000                7,000
   Accumulated other comprehensive loss, net                                                  (15,999)             (29,391)
   Retained earnings                                                                          616,713              632,508
                                                                                           ----------           ----------
Total stockholder's equity                                                                    607,714              610,117
                                                                                           ----------           ----------
Total liabilities and stockholder's equity                                                 $7,784,696           $7,913,640
                                                                                           ==========           ==========


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          22
-------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF INCOME


                                                              YEAR ENDED DECEMBER 31
                                                           2002         2001        2000
                                                        -----------------------------------
                                                                   (In Thousands)
Revenues:
    Insurance premiums and other considerations         $  35,487    $  29,110    $  26,871
    Asset based fees                                       91,379      105,822      117,007
    Other product charges                                  19,872       17,492       17,795
    Net investment income                                 173,271      184,232      210,905
    Net realized/unrealized capital gains (losses)        (24,317)     (15,291)       4,790
    Other revenues                                          7,790        7,943        8,438
                                                        ---------    ---------    ---------
Total revenues                                            303,482      329,308      385,806

Benefits and expenses:
    Annuity benefits:
       Interest credited to account balances              104,027      113,340      125,103
       Benefits in excess of account balances              22,828        5,533        1,689
    Traditional life insurance benefits                    21,817       17,804       14,229
    Other benefits                                         20,692       21,984       20,716
                                                        ---------    ---------    ---------
    Total benefits                                        169,364      158,661      161,737

    Commissions and other operating expenses               68,054       92,616       86,668
    Amortization of deferred policy acquisition costs      58,434       37,358       38,511
    Interest expense                                        6,840        5,973        5,602
    Other expenses                                          6,055        6,215        4,885
                                                        ---------    ---------    ---------
Total benefits and expenses                               308,747      300,823      297,403
                                                        ---------    ---------    ---------

    Income (loss) before income taxes                      (5,265)      28,485       88,403
    Income tax expense (benefit)                          (10,970)      (2,953)      18,303
                                                        ---------    ---------    ---------
    Net income                                          $   5,705    $  31,438    $  70,100
                                                        =========    =========    =========


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          23
-------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY


                                                                                    ACCUMULATED
                                                                                      OTHER                             TOTAL
                                                                      COMMON      COMPREHENSIVE       RETAINED     STOCKHOLDER'S
                                                                       STOCK       INCOME (LOSS)      EARNINGS         EQUITY
                                                                     --------------------------------------------------------------
                                                                                              (In Thousands)

Balance at January 1, 2000                                           $   7,000        $ (31,221)        $ 531,470         $ 507,249
Comprehensive income:
    Net income                                                              --               --            70,100            70,100
    Other comprehensive income, net                                         --            6,190                --             6,190
                                                                                                                          ---------
Comprehensive income                                                                                                         76,290
                                                                     ---------        ---------         ---------         ---------
Balance at December 31, 2000                                             7,000          (25,031)          601,570           583,539
Comprehensive income (loss):
    Net income                                                              --               --            31,438            31,438
    Cumulative effect of change in accounting
       for derivative instruments, net of tax                               --           (1,061)               --            (1,061)
    Other comprehensive loss, net                                           --           (3,299)               --            (3,299)
                                                                                                                          ---------
Comprehensive income                                                                                                         27,078
Dividends paid                                                              --               --              (500)             (500)
                                                                     ---------        ---------         ---------         ---------
Balance at December 31, 2001                                             7,000          (29,391)          632,508           610,117
Comprehensive income:
    Net income                                                              --               --             5,705             5,705
    Other comprehensive income, net                                         --           13,392                --            13,392
Comprehensive income                                                                                                      ---------
Comprehensive income                                                                                                         19,097
Dividends paid                                                              --               --           (21,500)          (21,500)
                                                                     ---------        ---------         ---------         ---------
Balance at December 31, 2002                                         $   7,000        $ (15,999)        $ 616,713         $ 607,714
                                                                     =========        =========         =========         =========

See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          24
-------------------------------------------------------------------------------


SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                     YEAR ENDED DECEMBER 31
                                                                                2002            2001          2000
                                                                           ------------------------------------------
                                                                                          (In Thousands)
OPERATING ACTIVITIES
Net income                                                                 $     5,705     $   31,438     $   70,100
Adjustments to reconcile net income to net
   cash provided by operating activities:
   Net realized/unrealized capital (gains) losses                               24,317         15,291         (4,790)
   Depreciation                                                                  6,896          6,223          3,827
   Amortization of investment premiums and discounts                             2,802          2,436          2,024
   Annuity and interest sensitive life products -
      interest credited to account balances                                    104,027        113,340        125,103
   Policy acquisition costs deferred                                           (79,217)       (41,011)       (40,322)
   Amortization of deferred policy acquisition costs                            58,434         37,358         38,511
   Net (purchases) sales of affiliated mutual funds, trading                       264         (2,659)        (7,341)
   Other changes in operating assets and liabilities                           (15,295)        (6,897)        31,217
                                                                           -----------     ----------     ----------
Net cash provided by operating activities                                      107,933        155,519        218,329

INVESTING ACTIVITIES
Sales, maturities, or repayments of investments:
   Bonds available-for-sale                                                    804,918        401,325        166,201
   Equity securities available-for-sale                                         46,544         10,483         70,141
   Bonds held-to-maturity                                                       30,122         16,719         19,217
   Affiliated mutual funds, other than trading                                  59,572         24,316         34,269
   Mortgage loans                                                                1,901          5,465         12,161
   Other invested assets                                                         8,899          1,426            902
                                                                           -----------     ----------     ----------
                                                                               951,956        459,734        302,891
Acquisition of investments:
   Bonds available-for-sale                                                 (1,106,760)      (514,917)      (113,751)
   Equity securities available-for-sale                                        (67,714)        (3,536)       (14,701)
   Affiliated mutual funds                                                          --        (30,906)       (50,899)
   Mortgage loans                                                               (2,619)        (2,643)          (778)
   Other invested assets                                                       (12,172)        (3,956)        (4,018)
                                                                           -----------     ----------     ----------
                                                                            (1,189,265)      (555,958)      (184,147)
Increase in other assets - business owned life insurance purchase              (60,000)            --             --
Purchase of property and equipment                                             (33,503)       (42,449)       (17,515)
Net (purchases) sales of short-term investments                                 15,912            317            (22)
Net (increase) decrease in policy loans                                          9,795          4,255         (2,082)
Net cash transferred under coinsurance agreement                                    --             --        (30,439)
                                                                           -----------     ----------     ----------
Net cash provided by (used in) investing activities                           (305,105)      (134,101)        68,686

STATEMENT OF ADDITIONAL INFORMATION                                          25
-------------------------------------------------------------------------------

SECURITY BENEFIT LIFE INSURANCE COMPANY AND SUBSIDIARIES

CONSOLIDATED STATEMENTS OF CASH FLOWS (CONTINUED)


                                                              YEAR ENDED DECEMBER 31
                                                          2002        2001        2000
                                                      -----------------------------------
                                                                 (In Thousands)
FINANCING ACTIVITIES
Increase (decrease) of long-term debt                 $     ---    $ (55,000)   $  50,000
Increase of mortgage debt                                49,396          ---          ---
Dividends paid                                          (21,500)        (500)         ---
Deposits to annuity account balances                    668,111      454,641      525,727
Withdrawals from annuity account balances              (281,086)    (427,690)    (824,245)
                                                      ---------    ---------    ---------
Net cash provided by (used in) financing activities     414,921      (28,549)    (248,518)
                                                      ---------    ---------    ---------

Increase (decrease) in cash                             217,749       (7,131)      38,497
Cash at beginning of year                                49,151       56,282       17,785
                                                      ---------    ---------    ---------
Cash at end of year                                   $ 266,900    $  49,151    $  56,282
                                                      =========    =========    =========

SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year for:
    Interest                                          $   6,560    $   6,418    $   5,320
                                                      =========    =========    =========

    Income taxes                                      $   1,628    $   8,438    $  20,433
                                                      =========    =========    =========


See accompanying notes.

STATEMENT OF ADDITIONAL INFORMATION                                          26
-------------------------------------------------------------------------------

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


DECEMBER 31, 2002

 1.   NATURE OF OPERATIONS AND SIGNIFICANT ACCOUNTING POLICIES
      NATURE OF OPERATIONS
      The operations of Security Benefit Life Insurance Company (the Company) consist primarily of marketing and distributing annuities, mutual funds, life insurance, and related products throughout the United States. The Company and/or its subsidiaries offer a diversified portfolio of investment products comprised primarily of individual and group annuities and mutual fund products through multiple distribution channels.

      The Company was formed by converting from a mutual life insurance company to a stock life insurance company under a mutual holding company structure pursuant to a Plan of Conversion (the Conversion). In connection with the Conversion, Security Benefit Corp. (SBC), a Kansas domiciled intermediate stock holding company, and Security Benefit Mutual Holding Company (SBMHC), a Kansas domiciled mutual holding company, were formed. As a result of the Conversion, SBMHC indirectly owns, through its ownership of SBC, all of the issued and outstanding common stock of the Company (except shares required by law to be held by the Company's Directors). In accordance with Kansas law, SBMHC must at all times hold at least 51% of the voting stock of SBC.

      BASIS OF PRESENTATION
      The consolidated financial statements include the operations and accounts of the Company and its subsidiaries, including Security Management Company, LLC and Security Benefit Group, Inc. (SBG). The consolidated financial statements of SBG include its subsidiaries, First Security Benefit Life Insurance and Annuity Company of New York; Security Distributors, Inc.; Security Benefit Academy, Inc.; and Security Financial Resources, Inc. Significant intercompany transactions have been eliminated in consolidation.

      USE OF ESTIMATES
      The preparation of consolidated financial statements and accompanying notes requires management to make estimates and assumptions that affect amounts reported and disclosed. Actual results could differ from those estimates.

      INVESTMENTS
      Bonds classified as held-to-maturity include securities that the Company has the positive intent and ability to hold to maturity. Held-to-maturity bonds are carried at cost, adjusted for the amortization of premiums and the accrual of discounts, both computed using the interest method applied over the estimated lives of the securities adjusted for prepayment activity. Bonds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable adjustments to deferred policy acquisition costs and income taxes. The cost of bonds is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in net income as a component of net realized/unrealized capital gains (losses).

      Equity securities include mutual funds, common stocks, and nonredeemable preferred stocks. Equity securities classified as trading are carried at fair value, with changes in fair value reported in net income as a component of net realized/unrealized capital gains (losses). Equity securities classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of

STATEMENT OF ADDITIONAL INFORMATION                                          27
-------------------------------------------------------------------------------


      equity securities is adjusted for declines in value that are deemed to be other than temporary, with such impairments reported in net income as a component of net realized/unrealized capital gains (losses).

      Affiliated mutual funds include mutual funds and seed money investments. A portion of the mutual fund investments are purchased to generate returns for certain liabilities. Affiliated mutual funds classified as trading or handled under the equity method are carried at fair value, with changes in fair value reported in net income as a component of net realized/unrealized capital gains (losses). Affiliated mutual funds classified as available-for-sale are carried at fair value, with related unrealized gains and losses reflected as a component of accumulated other comprehensive income or loss in equity, net of applicable income taxes. The cost of affiliated mutual funds, classified as available-for-sale, are adjusted for declines in value which are other than temporary, with such impairments reported in net income as a component of net realized/unrealized capital gains (losses).

      Realized capital gains and losses on sales of investments are determined using the specific identification method. In addition to net realized capital gains and losses, unrealized gains and losses related to trading securities, other than temporary impairments, and market value changes in certain seed money investments are reported as a component of net realized/unrealized capital gains (losses).

      Mortgage loans are reported at amortized cost. Policy loans are reported at unpaid principal. Investments in joint ventures and partnerships are accounted for by the equity method and reported in other invested assets. Cash includes cash on hand, money market mutual funds, and other investments with initial maturities of less than 90 days. Short-term investments are carried at market value and represent fixed maturity securities with initial maturities of greater than 90 days but less than one year.

      ACCOUNTING CHANGES
      In August 2001, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets, which the Company adopted on its effective date of January 1, 2002. SFAS No. 144 generally retains the basic provisions of existing guidance in accounting for the impairment of long-lived assets, establishes a single accounting model for the disposal of long-lived assets, and broadens the presentation of any discontinued operations, provisions all of which did not have a significant impact on the Company's 2002 consolidated financial statements. However, SFAS No. 144 also eliminated the temporary control exception when determining the consolidation of affiliated entities. This change impacted the reporting of the Company's investment in certain company-sponsored affiliated mutual funds whereby the Company reports the change in value of its investment as a part of net income rather than as an unrealized gain or loss on equity securities available-for-sale recognized directly in surplus. The cumulative effect change in value represented an unrealized loss of $4.1 million at January 1, 2002 which is reported in the net realized/unrealized capital gains (losses) line in the consolidated statement of income.

      As of January 1, 2001, the Company adopted SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities, which was issued in June 1998, and its amendments, SFAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of SFAS Statement No. 133, and SFAS No. 138, Accounting for Derivative Instruments and Certain Hedging Activities, issued in June 1999 and June 2000, respectively (collectively referred to as SFAS No. 133).

      As a result of SFAS No. 133, the Company now recognizes all derivative financial instruments, such as interest-rate swap contracts, in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in fair value of the derivative financial instruments are either recognized periodically in income or in stockholder's equity as a component of other comprehensive income depending on whether the derivative financial instrument qualifies for hedge accounting and,

STATEMENT OF ADDITIONAL INFORMATION                                          28
-------------------------------------------------------------------------------


      if so, whether it qualifies as a fair value hedge or cash flow hedge. Generally, changes in fair values of derivatives accounted for as fair value hedges are recorded in income along with the portions of the changes in fair values of the hedged items that relate to the hedged risks. Changes in fair values of derivatives accounted for as cash flow hedges, to the extent that they are effective as hedges, are recorded in other comprehensive income net of deferred taxes. Changes in fair values of derivatives not qualifying as hedges are reported in income.

      The Company accounted for the adoption of SFAS No. 133 as a cumulative effect of a change in accounting principle. As a result, the Company reflected a loss of $1,061,000 (net of income taxes of $571,000) as a component of other comprehensive loss in the statement of changes in stockholder's equity on January 1, 2001.

      Prior to January 1, 2001, the Company also used interest-rate swap contracts for hedging purposes. The net amounts paid or received and net amounts accrued through the end of the accounting period were included in interest expense. Unrealized gains or losses on interest-rate swap contracts were not recognized in income. The discounts or premiums on the instruments were amortized to income over the lives of the contracts using the straight-line method. Realized gains and losses were included in other assets and liabilities and recognized in income when the future transaction occurred or at the time the transaction was no longer expected to occur.

      In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities (FIN No. 46). FIN No. 46 provides guidance related to identifying variable interest entities and determining whether such entities should be consolidated. In addition, FIN No. 46 also provides guidance related to the initial and subsequent measurement of assets, liabilities, and noncontrolling interests of newly consolidated variable interest entities and requires disclosures for both the primary beneficiary of a variable interest entity and other beneficiaries of the entity. FIN No. 46 is effective immediately for variable interest entities created or interests in such entities obtained after January 31, 2003. For those variable interest entities created or interests in such entities obtained on or before January 31, 2003, the guidance in FIN No. 46 must be applied in the first fiscal year or interim period beginning after June 15, 2003. FIN No. 46 will not become effective until January 1, 2004 for existing variable interest entities of calendar-year-end companies that do not prepare interim financial statements (i.e., private enterprises). The Company's effective date will be for the financial statements for the year ended December 31, 2004. The Company is evaluating its investment in a structured investment trust to determine the impact of adopting FIN No.
      46. The Company does not believe FIN No. 46 will have a material impact on its results of operations, liquidity, or financial resources.

      DEFERRED POLICY ACQUISITION COSTS
      To the extent recoverable from future policy revenues and gross profits, commissions and other policy-issue, underwriting, and selling costs that are primarily related to the acquisition or renewal of deferred annuity business have been deferred. Such deferred policy acquisition costs are amortized in proportion to the present value, discounted at the crediting rate of expected gross profits from investment (gross blended separate account return assumption of 9% at December 31, 2002), mortality, and expense margins. That amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised. Deferred policy acquisition costs are adjusted for the impact on estimated gross profits of net unrealized gains and losses on securities.

      An analysis of the deferred policy acquisition costs asset balance, other than present value of future profits (PVFP) and deferred selling commissions, is presented below for the years ended December 31:

STATEMENT OF ADDITIONAL INFORMATION                                          29
-------------------------------------------------------------------------------


                                                                2002            2001
                                                             ---------------------------
      Balance at beginning of year                             $190,088         $200,101
      Cost deferred during the year                              75,560           37,598
      Amortized to expense during the year                      (40,567)         (31,167)
      Effect of realized (losses) gains on amortization
         of deferred policy acquisition costs                    (3,992)             552
      Other                                                      (2,786)          (1,967)
      Effect of unrealized gains                                (20,862)         (15,029)
                                                               --------         --------
      Balance at end of year                                   $197,441         $190,088
                                                               ========         ========


      The PVFP relates to reinsurance assumed in 2000 (see Note 5) and is included in deferred policy acquisition costs. PVFP reflects the estimated fair value of acquired annuity business and represents the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts.

      PVFP is amortized over the lives of the acquired insurance business in force in a manner consistent with amortization of deferred policy acquisition costs. An analysis of the PVFP asset account is presented below for the years ended December 31 :

                                                                  2002            2001
                                                               -------------------------
                                                                   (In Thousands)
      Balance at beginning of year                               $76,366         $80,011
      Imputed interest                                             2,220           2,886
      Amortization                                               (16,774)         (6,531)
                                                                 -------         -------
      Balance at end of year                                     $61,812         $76,366
                                                                 =======         =======


      Based on current conditions and assumptions as to future events on acquired contracts in force, the Company expects that the net amortization will be between 3.3% and 6.7% in each of the years 2003 through 2007. The interest rate used to determine the amount of imputed interest on the unamortized PVFP balance approximates 7%.

      For certain mutual funds that do not have a front-end sales charge, the Company pays a selling commission to the selling broker/dealer. The Company, in its broker/dealer subsidiary, accounts for these charges under the cost deferral method of accounting for distributors of mutual funds. The selling commissions are capitalized and amortized based on the revenue stream of contingent deferred sales charges and distribution fees. At December 31, 2002 and 2001, deferred selling commissions aggregated $11,755,000 and $11,411,000, respectively, and are classified as deferred policy acquisition costs for financial reporting purposes.

      PROPERTY AND EQUIPMENT
      Property and equipment, including home office real estate, furniture and fixtures, and data-processing hardware and related systems are recorded at cost, less accumulated depreciation. The provision for depreciation of property and equipment is computed using the straight-line method over the estimated lives of the related assets.

STATEMENT OF ADDITIONAL INFORMATION                                          30
-------------------------------------------------------------------------------


      The following is a summary of property and equipment at cost less accumulated depreciation:

                                      DECEMBER 31
                                   2002        2001
                                ----------------------
                                       (In Thousands)
Land                            $     450    $   1,710
Data-processing equipment           7,370        8,405
Computer software                  38,068       37,305
Other                               7,898        5,262
Building                           49,933       31,307
Furniture                           6,217          149
                                ---------    ---------
                                  109,936       84,138
Less accumulated depreciation     (23,459)     (23,860)
                                ---------    ---------
                                $  86,477    $  60,278
                                =========    =========


      During 2002, the Company moved into a new office facility with a cost of $49,933,000. The $31,307,000 of prior year value included construction in progress costs, which included $408,000 of interest capitalized in 2001. A portion of the premises is being leased by the Federal Home Loan Bank of Topeka (FHLB) under an operating lease that expires May 31, 2022, with related early settlements available after May 31, 2017 with written notice at least two (2) years in advance by either party. Certain operating expenses of the premises are the responsibility of the FHLB while others are reimbursed to the Company. Expected future minimum rents to be received from the FHLB at December 31, 2002 related to the noncancelable portion of the lease are $729,000 for years 2003 through 2007 and $6,860,000 thereafter.

      In 1999, the Company sold its home office building and furniture and equipment to the state of Kansas for $20,750,000. Concurrent with the sale, the Company leased the building and the furniture and equipment back for a period of not less than 24 months and not more than 30 months. The transaction resulted in a gain of $7,322,000. In accordance with SFAS No. 13, Accounting for Leases, and SFAS No. 28, Accounting for Sales With Leasebacks, $4,173,000 of the gain was recognized immediately while the remaining gain of $3,149,000 was deferred and amortized over the lease term. The Company recognized in earnings $538,000, $1,254,000, and $1,232,000 of the previously deferred gain in 2002, 2001, and 2000, respectively.

      SEPARATE ACCOUNTS
      The separate account assets and liabilities reported in the accompanying consolidated balance sheets represent funds that are separately administered for the benefit of contractholders who bear the investment risk. The separate account assets and liabilities are carried at fair value. Revenues and expenses related to separate account assets and liabilities, to the extent of benefits paid or provided to the separate account contractholders, are excluded from the amounts reported in the consolidated statements of income. Investment income and gains or losses arising from separate accounts accrue directly to the contractholders and, therefore, are not included in investment earnings in the accompanying consolidated statements of income. Revenues to the Company from the separate accounts consist principally of contract maintenance charges, administrative fees, and mortality and expense risk charges.

      POLICY RESERVES AND ANNUITY ACCOUNT VALUES
      Liabilities for future policy benefits for traditional life products are computed using a net level-premium method, including assumptions as to investment yields, mortality, and withdrawals and other assumptions that approximate expected experience.

STATEMENT OF ADDITIONAL INFORMATION                                          31
-------------------------------------------------------------------------------

      Liabilities for future policy benefits for interest sensitive life and deferred annuity products represent contract values accumulated at interest without reduction for potential surrender charges. Interest on accumulated contract values is credited to contracts as earned. Crediting rates ranged from 3% to 13% during 2002, 3% to 15% during 2001, and from 4% to 12% during 2000.

      INCOME TAXES
      Deferred income tax assets and liabilities are determined based on differences between the financial reporting and income tax bases of assets and liabilities and are measured using the enacted tax rates and laws. Deferred income tax expense or benefit, reflected in the Company's consolidated statements of income, is based on the changes in deferred tax assets or liabilities from period to period (excluding unrealized gains and losses on securities available-for-sale and the change in the related valuation allowance).

      RECOGNITION OF REVENUES
      Traditional life insurance products include whole life insurance, term life insurance, and certain annuities. Premiums for these traditional products are recognized as revenues when due. Revenues from deferred annuities consist of policy charges for the cost of insurance, policy administration charges, and surrender charges assessed against contractholder account balances during the period.

      BUSINESS OWNED LIFE INSURANCE
      In 2002, the Company invested $60 million in business owned life insurance. The investment is carried at net policy value in other assets ($60,383,000 at December 31, 2002) with the change in value recorded in other income ($383,000 in 2002).

      FAIR VALUES OF FINANCIAL INSTRUMENTS
      The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

      CASH AND SHORT-TERM INVESTMENTS: The carrying amounts reported in the consolidated balance sheets for these instruments approximate their fair values.

      INVESTMENT SECURITIES: Fair values for bonds are based on quoted market prices, if available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

      BUSINESS OWNED LIFE INSURANCE: The carrying amount reported in the consolidated balance sheet for this instrument approximates its fair value.

      INTEREST-RATE SWAPS: Fair values of the Company's interest-rate swaps are estimated based on dealer quotes, quoted market prices of comparable contracts adjusted through interpolation where necessary for maturity differences, or if there are no relevant comparable contracts, on pricing models or formulas using current assumptions.

      MORTGAGE LOANS AND POLICY LOANS: Fair values for mortgage loans and policy loans are estimated using discounted cash flow analyses based on market interest rates for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. The carrying amounts for these instruments reported in the consolidated balance sheets approximate their fair values.

STATEMENT OF ADDITIONAL INFORMATION                                          32
-------------------------------------------------------------------------------


      INVESTMENT-TYPE INSURANCE CONTRACTS: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using the assumption reinsurance method, whereby the amount of statutory profit the assuming company would realize from the business is calculated. Those amounts are then discounted at a rate of return commensurate with the rate presently offered by the Company on similar contracts.

      LONG-TERM DEBT AND MORTGAGE DEBT: Fair values for long-term debt and mortgage debt are estimated using discounted cash flow analyses based on current borrowing rates for similar types of borrowing arrangements.

      SEPARATE ACCOUNT ASSETS AND LIABILITIES: The assets held in the separate account are carried at quoted market values or, where quoted market values are not available, at fair market value as determined by the investment manager. The carrying amounts for separate account assets and liabilities reported in the consolidated balance sheets approximate their fair values.

      RECLASSIFICATIONS
      Certain amounts appearing in the prior years' consolidated financial statements have been reclassified to conform to the current year presentation. The primary reclassifications related to the affiliated mutual funds.

 2.   INVESTMENTS
      Information as to the amortized cost, gross unrealized gains and losses, and fair values of the Company's portfolio of bonds and equity securities available-for-sale and bonds held-to-maturity at December 31, 2002 and 2001 is as follows:

                                                                                  DECEMBER 31, 2002
                                                                                 GROSS         GROSS
                                                                 AMORTIZED     UNREALIZED    UNREALIZED
                                                                     COST        GAINS         LOSSES        FAIR VALUE
                                                              --------------------------------------------------------------
                                                                                      (In Thousands)

AVAILABLE-FOR-SALE
Bonds:
     U.S. Treasury securities and obligations of
          U.S. government corporations and agencies           $       156,991   $     5,020   $       ---   $       162,011
     Obligations of states and political subdivisions                     406            34           ---               440
     Corporate securities                                           1,453,815        49,530        70,162         1,433,183
     Mortgage-backed securities                                     1,024,494        31,152         4,960         1,050,686
     Asset-backed securities                                          116,997         1,020         2,749           115,268
                                                              ---------------   -----------   -----------   ---------------
Total bonds                                                        $2,752,703   $    86,756   $    77,871        $2,761,588
                                                              ===============   ===========   ===========   ===============
Equity securities                                             $        79,638   $       193   $     2,705   $        77,126
                                                              ===============   ===========   ===========   ===============

     HELD-TO-MATURITY
     Bonds:
       Obligations of states and political subdivisions       $         2,819   $       ---   $       101   $         2,718
       Corporate securities                                            75,230         4,736         1,593            78,373
       Mortgage-backed securities                                       9,667           736           ---            10,403
       Asset-backed securities                                          3,998           264           ---             4,262
                                                              ---------------   -----------   -----------   ---------------
     Total bonds                                              $        91,714   $     5,736   $     1,694   $        95,756
                                                              ===============   ===========   ===========   ===============

STATEMENT OF ADDITIONAL INFORMATION                                          33
-------------------------------------------------------------------------------


                                                                                DECEMBER 31, 2001
                                                                               GROSS          GROSS
                                                               AMORTIZED     UNREALIZED     UNREALIZED
                                                                  COST         GAINS          LOSSES       FAIR VALUE
                                                            ------------------------------------------------------------
                                                                                    (In Thousands)

AVAILABLE-FOR-SALE
Bonds:
    U.S. Treasury securities and obligations of
       U.S. government corporations and agencies            $        93,716    $    1,152  $      1,125    $       93,743
    Obligations of states and political
       subdivisions                                                  18,018           720           ---            18,738
    Corporate securities                                          1,221,812        16,001        64,150         1,173,663
    Mortgage-backed securities                                      960,488        26,769         4,062           983,195
    Asset-backed securities                                         153,170         1,358         1,401           153,127
                                                            ---------------    ----------  ------------    --------------
Total bonds                                                 $     2,447,204    $   46,000       $70,738    $    2,422,466
                                                            ===============    ==========  ============    ==============
Equity securities                                           $        56,232    $    2,031  $      3,504    $       54,759
                                                            ===============    ==========  ============    ==============

HELD-TO-MATURITY
Bonds:
    Obligations of states and political
       subdivisions                                         $        17,682    $      428  $        ---    $       18,110
    Corporate securities                                             51,853         1,807           285            53,375
    Mortgage-backed securities                                       13,102           841           ---            13,943
    Asset-backed securities                                          39,199           598           994            38,803
                                                            ---------------    ----------  ------------    --------------
Total bonds                                                 $       121,836    $    3,674  $      1,279    $      124,231
                                                            ===============    ==========  ============    ==============



      The amortized cost and fair value of bonds at December 31, 2002, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.


                                                 AVAILABLE-FOR-SALE         HELD-TO-MATURITY
                                              -------------------------------------------------
                                               AMORTIZED                  AMORTIZED
                                                 COST      FAIR VALUE       COST     FAIR VALUE
                                              -------------------------------------------------
                                                                  (In Thousands)

      Due in one year or less                 $   28,165   $   29,549   $    8,000   $    8,330
      Due after one year through five years      274,314      270,862        8,813        9,890
      Due after five years through ten years     749,237      741,878       17,656       18,191
      Due after ten years                        559,496      553,345       43,580       44,680
      Mortgage-backed securities               1,024,494    1,050,686        9,667       10,403
      Asset-backed securities                    116,997      115,268        3,998        4,262
                                              ----------   ----------   ----------   ----------
                                              $2,752,703   $2,761,588   $   91,714   $   95,756
                                              ==========   ==========   ==========   ==========


      The composition of the Company's portfolio of bonds, by quality rating, at December 31, 2002 is as follows:

STATEMENT OF ADDITIONAL INFORMATION                                          34
-------------------------------------------------------------------------------


                                                    CARRYING
    QUALITY RATING                                   AMOUNT         PERCENTAGE
    --------------------------------------------------------------------------
                                                  (In Thousands)
    AAA                                             $1,255,240          44.0%
    AA                                                 255,524           9.0
    A                                                  717,226          25.1
    BBB                                                444,594          15.6
    Noninvestment grade                                180,718           6.3
                                                    ----------         -----
                                                    $2,853,302         100.0%
                                                    ==========         =====

      Major categories of net investment income for the years ended December 31, 2002, 2001, and 2000 are summarized as follows:

                                                        2002         2001          2000
                                                      -------------------------------------
                                                               (In Thousands)
    Interest on bonds                                 $162,278       $168,469      $180,222
    Dividends on equity securities                       3,383          4,334         4,414
    Dividends on affiliated mutual funds                   597          2,228        14,672
    Interest on mortgage loans                             580            707         1,568
    Interest on policy loans                             6,543          6,352         6,123
    Interest on short-term investments                   2,580          4,027         4,470
    Other                                                 (337)           (51)        2,076
                                                      --------       --------      --------
    Total investment income                            175,624        186,066       213,545
    Less investment expenses                             2,353          1,834         2,640
                                                      --------       --------      --------
    Net investment income                             $173,271       $184,232      $210,905
                                                      ========       ========      ========

    Proceeds from sales of bonds and equity securities available-for-sale and related realized gains and losses for the years ended December 31, 2002, 2001, and 2000 are as follows:

                                                        2002           2001          2000
                                                      -------------------------------------
                                                                 (In Thousands)
    Proceeds from sales                               $558,806       $207,250      $116,732
    Gross realized gains                                34,485          6,663        13,189
    Gross realized losses                                3,248          1,021         1,016

    Net realized/unrealized capital gains (losses), net of associated amortization of deferred policy acquisition costs, for the years ended December 31, 2002, 2001, and 2000 consist of the following:

                                                        2002        2001       2000
                                                      -------------------------------
                                                               (In Thousands)
    Realized:
        Bonds                                         $ 26,690  $    5,711  $     284
        Equity securities                                4,547         (69)     1,959
        Affiliated mutual funds - trading                 (956)     (1,628)       (21)
        Affiliated mutual funds - other
          than trading                                  (5,787)        ---      9,930
    Other                                                  135         ---        ---
                                                        ------       -----     ------
    Total realized                                      24,629       4,014     12,152

STATEMENT OF ADDITIONAL INFORMATION                                          35
-------------------------------------------------------------------------------


                                                                 2002            2001            2000
                                                               ----------------------------------------
                                                                             (In Thousands)
     Impairments:
         Bonds                                                 (20,230)         (8,734)         (6,867)
         Affiliated mutual funds - other than trading          (15,755)        (10,200)             ---
                                                               --------        --------        --------
     Total impairments                                         (35,985)        (18,934)         (6,867)

     Holding gains (losses):
         Affiliated mutual funds - trading                      (3,376)           (923)         (3,133)
         Affiliated mutual funds - other than trading           (5,593)            ---             ---
                                                               --------        --------        --------
     Total holding gains (losses)                               (8,969)           (923)         (3,133)
                                                               --------        --------        --------
                                                               (20,325)        (15,843)          2,152
     Related impact on deferred policy acquisition costs.          ---             552           2,638
                                                               --------        --------        --------

     Net realized/unrealized capital gains (losses)            $(24,317)       $(15,291)        $ 4,790
                                                               =========       =========        ========


      There were no outstanding agreements to sell securities at December 31, 2002 or 2001.

      At December 31, 2002, the Company had approximately $910.8 million in securities pledged as collateral in relation to its structured institutional products, the line of credit with the FHLB (see Note 9) and the new office building (see Note 10).

      DERIVATIVE INSTRUMENTS
      The Company only uses derivatives for hedging purposes. The following is a summary of the Company's risk management strategies and the effect of these strategies on the Company's consolidated financial statements.

      Fair Value Hedging Strategy
      The Company has entered into several interest-rate swap agreements to manage interest-rate risk. The interest-rate swap agreements effectively modify the Company's exposure to interest risk by converting certain of the Company's fixed-rate liabilities to a floating-rate based on LIBOR over the next five years. The notional amounts of the swaps are $134 million and $107 million at December 31, 2002 and 2001, respectively, and are scheduled to decline as the liabilities mature. These agreements involve the receipt of fixed-rate amounts in exchange for floating-rate interest payments over the life of the agreements without an exchange of the underlying principal amount. The Company also has interest-rate swap agreements which effectively modify fixed-rate bonds into floating-rate investments based on LIBOR over the next ten years. The notional amount of these swaps is $84 million and $34 million at December 31, 2002 and 2001, respectively.

      During the years ended December 31, 2002 and 2001, the Company recognized a net loss of $223,000 and a net gain of $8,000, respectively, related to the ineffective portion of its fair value hedges which has been included in net investment income in the consolidated statements of income.

      Cash Flow Hedging Strategy
      The Company has entered into interest-rate swap agreements that effectively convert a portion of its floating-rate liabilities to a fixed-rate basis for the next three years, thus, reducing the impact of interest-rate changes on future income. The notional amount of these swaps is $89 million and $109 million at December 31, 2002 and 2001, respectively.

STATEMENT OF ADDITIONAL INFORMATION                                          36
-------------------------------------------------------------------------------


      During the years ended December 31, 2002 and 2001, the Company recognized a gain of $102,000 and a loss of $140,000, respectively, related to the ineffective portion of its hedging instruments which has been included in net investment income in the consolidated statements of income.

3.    OTHER COMPREHENSIVE INCOME (LOSS)

      The components of other comprehensive income (loss) are as follows:

                                                                             UNREALIZED
                                                                          GAINS (LOSSES) ON     DERIVATIVE
                                                                           AVAILABLE- FOR-     INSTRUMENTS
                                                                           SALE SECURITIES    GAINS (LOSSES)  TOTAL
                                                                    ---------------------------------------------------
                                                                                              (In Thousands)
ACCUMULATED OTHER COMPREHENSIVE LOSS AT JANUARY 1, 2000                        $(31,221)       $     ---     $(31,221)
    Unrealized gains on available-for-sale securities                             18,097             ---        18,097
    Gains reclassified into earnings from                                                            ---
        other comprehensive income                                                 5,306             ---         5,306
    Unlocking of deferred policy acquisition costs                              (20,913)             ---      (20,913)
    Change in deferred income taxes, net of valuation allowance                    3,700             ---         3,700
                                                                               ---------        --------     ---------
    Total other comprehensive income                                               6,190             ---         6,190
                                                                               ---------        --------     ---------
ACCUMULATED OTHER COMPREHENSIVE LOSS AT DECEMBER 31, 2000                       (25,031)             ---      (25,031)
    Unrealized gains on available-for-sale securities                             30,259             ---        30,259
    Cumulative effect of change in
        accounting for derivative instruments                                        ---         (1,632)       (1,632)
    Change in fair value of derivatives                                              ---         (4,119)       (4,119)
    Losses reclassified into earnings from
        other comprehensive income                                              (13,292)             ---      (13,292)
    Unlocking of deferred policy acquisition costs                              (15,029)             ---      (15,029)
    Change in deferred income taxes including $571,000 for
        cumulative effect adjustment, net of valuation allowance                 (2,559)           2,012         (547)
                                                                               ---------        --------     ---------
    Total other comprehensive loss                                                 (621)         (3,739)       (4,360)
                                                                               ---------        --------     ---------
ACCUMULATED OTHER COMPREHENSIVE LOSS AT DECEMBER 31, 2001                       (25,652)         (3,739)      (29,391)
    Unrealized gains on available-for-sale securities                             51,562             ---        51,562
    Change in fair value of derivatives                                              ---           (488)         (488)
    Losses reclassified into earnings from
        other comprehensive income                                              (15,993)             ---      (15,993)
    Unlocking of deferred policy acquisition costs                              (20,862)             ---      (20,862)
    Change in deferred income taxes, net of valuation allowance                    (998)             171         (827)
                                                                               ---------        --------     ---------
    Total other comprehensive income (loss)                                       13,709           (317)        13,392
                                                                               ---------        --------     ---------
ACCUMULATED OTHER COMPREHENSIVE LOSS AT DECEMBER 31, 2002                      $(11,943)        $(4,056)     $(15,999)
                                                                               =========        ========     =========


 4.   EMPLOYEE BENEFIT PLANS

      Substantially all company employees are covered by a qualified, noncontributory defined benefit pension plan sponsored by the Company and certain of its affiliates. Benefits are based on years of service and an employee's highest average compensation over a period of five consecutive years during the last ten years of service. The Company's policy has been to contribute funds to the plan in amounts required to maintain sufficient plan assets to provide for accrued benefits. In applying this general policy, the Company considers, among other factors, the recommendations of its independent consulting actuaries, the requirements of federal pension law, and the limitations on deductibility imposed by federal income tax law. Plan assets are invested in public mutual funds with varying investment objectives which are managed by an affiliated entity. Net periodic pension cost in 2001 and benefits paid in 2002 and 2001 include special termination costs and benefits related to an early retirement program.

STATEMENT OF ADDITIONAL INFORMATION                                          37
-------------------------------------------------------------------------------


      In addition to the Company's defined benefit pension plan, the Company provides certain medical and life insurance benefits to full-time employees who have retired after the age of 55 with five years of service. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Contributions vary based on the employee's years of service earned after age 40. The Company's portion of the costs is frozen after 2002 with all future cost increases passed on to the retirees, except for retirees in the plan prior to July 1, 1993 whose costs continue to be covered 100% by the Company.

      The following table sets forth the plan's funded status and amounts recognized in the consolidated financial statements at December 31 and for the years then ended:

                                                               PENSION BENEFITS          OTHER BENEFITS
                                                                2002       2001          2002       2001
                                                              --------------------------------------------
                                                                  (In Thousands)
Benefit obligation at year-end                                $(19,414)   $(19,451)   $ (7,880)   $ (6,457)
Fair value of plan assets at year-end                           13,453      12,576         ---         ---
                                                              --------    --------    --------    --------
Funded status of the plan (underfunded)                       $ (5,961)   $ (6,875)   $ (7,880)   $ (6,457)
                                                              ========    ========    ========    ========
Prepaid (accrued) benefit cost recognized
in the consolidated balance sheets                            $  1,314    $ (3,654)   $ (6,598)   $ (6,215)
                                                              ========    ========    ========    ========



                                                     PENSION BENEFITS             OTHER BENEFITS
                                                 2002       2001    2000       2002    2001      2000
                                                ------------------------------------------------------
                                                                 (Dollars in Thousands)
      Net periodic benefit cost                 $1,282     $3,429  $1,040     $848      $667      $609
      Benefits paid                              4,035      1,617     439      579       412       396
      Contributions                              6,250      1,000     100      114        66        58

      WEIGHTED-AVERAGE ASSUMPTIONS
      AS OF DECEMBER 31
      Discount rate                              7.00%      7.25%   7.75%    7.00%     7.25%     7.75%
      Expected return on plan assets             9.00%      9.00%   9.00%      ---       ---       ---
      Rate of compensation increase              4.50%      4.50%   4.50%      ---       ---       ---

      The annual assumed rate of increase in the per capita cost of covered medical benefits is 5% for 2002 and 2001 and is assumed to remain at 5% in 2003 and thereafter.

      The health care cost trend rate could have a significant effect on the other benefits amount reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the other benefits' accumulated postretirement benefit obligation as of December 31, 2002 by $354,000 and the aggregate of the service and interest cost components of net periodic postretirement benefit cost for 2002 by $84,000.

      The Company has a profit-sharing and savings plan for which substantially all employees are eligible. Company contributions to the profit-sharing and savings plan charged to operations were $796,000, $808,000, and $2,267,000 for 2002, 2001, and 2000, respectively.

      The Company has a number of annual discretionary incentive compensation plans for certain employees. Allocations to participants each year under these plans are based on the performance and discretion of

STATEMENT OF ADDITIONAL INFORMATION                                          38
-------------------------------------------------------------------------------


      the Company. The annual allocations to participants are fully vested at the time the Company determines such amounts. Certain participants have the option to receive their balances immediately or to defer such amounts. The Company also has a long-term incentive plan for executives in which allocations to participants are based on the performance of the Company over a three-year period. The participants vest in the allocated amounts over the subsequent three-year period, 50% in the first year and 25% in the second and third years. Participants have the option to receive their vested balances immediately or to defer such amounts. Amounts deferred by participants of the Company's incentive compensation plans are invested in shares of affiliated mutual funds. Incentive compensation expense amounted to $3,530,000, $4,280,000, and $5,138,000 for 2002, 2001, and 2000,
      respectively.

 5.   REINSURANCE
      Principal reinsurance ceded transactions for the years ended December 31, 2002, 2001, and 2000 are summarized as follows, with the majority of the reinsurance balances resulting from the 1997 transfer of the Company's life insurance business to another insurer:

                                                       2002               2001          2000
                                                      ----------------------------------------
                                                                     (In Thousands)
             Reinsurance ceded:
             Premiums paid                            $39,446           $42,026        $42,785
                                                      =======           =======        =======
             Commissions received                     $ 3,766           $ 4,154        $ 4,395
                                                      =======           =======        =======
             Claim recoveries                         $18,368           $20,206        $20,182
                                                      =======           =======        =======


      In the accompanying consolidated financial statements, premiums, benefits, settlement expenses, and deferred policy acquisition costs are reported net of reinsurance ceded; policy liabilities and accruals are reported gross of reinsurance ceded. The Company remains liable to policyholders if the reinsurers are unable to meet their contractual obligations under the applicable reinsurance agreements. To minimize its exposure to significant losses from reinsurance insolvencies, the Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of reinsurers. At December 31, 2002 and 2001, the Company has receivables totaling $449,438,000 and $436,264,000, respectively, for reserve credits, reinsurance claims, and other receivables from its reinsurers. Substantially all of these receivables are collateralized by assets of the reinsurers held in trust. Life insurance in force ceded at December 31, 2002 and 2001 was $4.8 billion and $5.7 billion, respectively.

      In 2000, the Company acquired, through a 100% coinsurance of general account liabilities and a 100% modified coinsurance of separate account liabilities, a block of approximately 57,000 deferred annuity contracts. At acquisition, general and separate account balances of $64.6 million and $796.1 million, respectively, were acquired. In addition, the Company received $15.3 million in policy loans. Under the modified coinsurance agreement, the separate account assets and liabilities are retained by the reinsured with the related revenues and expenses ceded to and reported by the Company in the consolidated statements of income. The Company paid a reinsurance commission of $71.9 million which, in addition to other related items, was deferred and recorded in deferred policy acquisition costs and is being amortized over the estimated life of the business assumed, in relation to estimated gross profits. Product charges from this business totaled $11.4 million and $14.5 million in 2002 and 2001, respectively.

 6.   INCOME TAXES
      The Company files a consolidated life/nonlife federal income tax return with SBMHC. Income taxes are allocated to the Company as if it filed a separate return. The provision for income taxes includes current

STATEMENT OF ADDITIONAL INFORMATION                                          39
-------------------------------------------------------------------------------


      federal income tax expense or benefit and deferred income tax expense or benefit due to temporary differences between the financial reporting and income tax bases of assets and liabilities.

      Income tax (benefit) expense consists of the following for the years ended December 31, 2002, 2001, and 2000:

                                                         2002             2001              2000
                                                      --------------------------------------------
                                                                      (In Thousands)
      Current                                         $(12,539)         $(3,696)           $21,843
      Deferred                                           1,569              743             (3,540)
                                                      --------          -------            -------
                                                      $(10,970)         $(2,953)           $18,303
                                                      ========          =======            =======


The differences between reported income tax expense (benefit) and that resulting from applying the statutory federal rate to income (loss) before income tax expense (benefit) are as follows:

                                                                        2002               2001           2000
                                                                      -------------------------------------------
                                                                                     (In Thousands)
Federal income tax expense computed at statutory rate                 $  (1,843)          $  9,970        $30,941
(Decreases) increases in taxes resulting from:
   Dividends received deduction                                          (5,798)           (4,078)        (7,263)
   Credits                                                               (3,132)           (4,313)        (4,678)
   Other                                                                   (197)           (4,532)          (697)
                                                                       ---------          --------        -------
                                                                       $(10,970)          $(2,953)        $18,303
                                                                       =========          ========        =======

The credits above include low income housing tax credits and foreign tax credits, while the other item in 2001 relates to favorable resolution of items provided for in prior years.

Net deferred income tax assets or liabilities consist of the following:

                                                                                          DECEMBER 31
                                                                                         2002      2001
                                                                                       -------------------
                                                                                          (In Thousands)
Deferred income tax assets:
    Net unrealized loss on securities available-for-sale                                $16,582    $19,842
    Future policy benefits                                                                4,209      4,718
    Employee benefits                                                                    12,464     13,789
    Deferred gain on life coinsurance agreement                                           2,189      2,557
    Other                                                                                12,184     12,446
                                                                                        -------    -------
Total deferred income tax assets                                                         47,628     53,352
Valuation allowance for deferred income tax assets                                          ---    (4,250)
                                                                                        -------    -------
Net deferred income tax assets                                                           47,628     49,102

Deferred income tax liabilities:
    Deferred policy acquisition costs                                                    64,243     65,673
    Deferred gains on investments                                                         4,734      6,331
    Depreciation                                                                          3,121        727
    Other                                                                                 7,804      6,249
                                                                                        -------    -------
Total deferred income tax liabilities                                                    79,902     78,980
                                                                                        -------    -------
Net deferred income tax liability                                                       $32,274    $29,878
                                                                                        =======    =======

STATEMENT OF ADDITIONAL INFORMATION                                          40
-------------------------------------------------------------------------------


      SFAS No. 109, Accounting for Income Taxes, requires companies to determine whether a deferred income tax asset will be realized in future years. The Company evaluates the recoverability of its deferred income tax assets and establishes a valuation allowance related to a portion of its net unrealized loss on securities available-for-sale when determined to be appropriate.

  7.  CONDENSED FAIR VALUE INFORMATION
      SFAS No. 107, Disclosures About Fair Value of Financial Instruments, requires disclosures of fair value information about financial instruments, whether recognized or not recognized in a company's balance sheet, for which it is practicable to estimate that value. The methods and assumptions used by the Company to estimate the following fair value disclosures for financial instruments are set forth in Note 1.

      SFAS No. 107 excludes certain insurance liabilities and other nonfinancial instruments from its disclosure requirements. However, the liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk that minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts. The fair value amounts presented herein do not include an amount for the value associated with customer or agent relationships, the expected interest margin (interest earnings in excess of interest credited) to be earned in the future on investment-type products, or other intangible items. Accordingly, the aggregate fair value amounts presented herein do not necessarily represent the underlying value of the Company; likewise, care should be exercised in deriving conclusions about the Company's business or financial condition based on the fair value information presented herein.

                                                           DECEMBER 31, 2002                 DECEMBER 31, 2001
                                                     ----------------------------------------------------------------
                                                        CARRYING         FAIR         CARRYING             FAIR
                                                         AMOUNT          VALUE         AMOUNT              VALUE
                                                     ----------------------------------------------------------------
                                                                            (In Thousands)
Bonds (Note 2)                                         $2,853,302      $2,857,344      $2,544,302         $2,546,697
Equity securities (Note 2)                                 77,126          77,126          54,759             54,759
Affiliated mutual funds                                   101,791         101,791         187,172            187,172
Mortgage loans                                             10,052          10,052           9,334              9,334
Policy loans                                               95,161          95,378         104,956            105,165
Business owned life insurance                              60,383          60,383             ---                ---
Separate account assets                                 3,405,531       3,405,531       4,077,795          4,077,795
Supplementary contracts
   without life contingencies                            (21,473)        (28,101)        (23,268)           (27,632)
Individual and group annuities                        (2,946,245)     (2,777,594)     (2,444,126)        (2,267,082)
Long-term debt                                           (50,000)        (56,121)        (50,000)           (56,115)
Mortgage debt                                            (49,396)        (56,126)             ---                ---
Interest-rate swaps                                       (5,902)         (5,902)         (5,883)            (5,883)
Separate account liabilities                          (3,405,531)     (3,405,531)     (4,077,795)        (4,077,795)


  8.  COMMITMENTS AND CONTINGENCIES
      The Company leases various equipment under several operating lease agreements. Total expense for all operating leases amounted to $1,946,000, $2,846,000, and $2,686,000 during 2002, 2001, and 2000, respectively. The
      Company has aggregate future lease commitments at December 31, 2002 of $6,358,000 for noncancelable operating leases consisting of $1,567,000 in 2003, $1,594,000 in 2004, $1,622,000 in 2005, $1,475,000 in 2006, and
      $100,000 in 2007.

STATEMENT OF ADDITIONAL INFORMATION                                          41
-------------------------------------------------------------------------------


      In addition, in 2007, under the terms of one of the operating leases, the Company has the option to purchase the asset for approximately $3.4 million or return the asset to the lessor and pay a termination charge of approximately $2.8 million. There are no noncancelable lease commitments beyond 2007.

      In connection with its investments in certain limited partnerships, the Company is committed to invest additional capital of $8,700,000 over the next few years as required by the general partner.

      Guaranty fund assessments are levied on the Company by life and health guaranty associations in most states to cover policyholder losses of insolvent or rehabilitated insurers. At December 31, 2002 and 2001, the Company has reserved $1,980,000 and $2,051,000, respectively, to cover current and estimated future assessments, net of related premium tax credits.

      The Company is a codefendant in a lawsuit filed by a former policyholder who is seeking class action status for others similarly situated. The contractual obligations of the policies were assumed by the Company and subsequently ceded to another insurance company, the codefendant in this litigation. The plaintiff is seeking an unspecified amount of damages based upon breach of contract related to alleged failure to administer the policyholder accounts in accordance with the contractual terms. The Company may have the ability to recoup any damages it is assessed from this suit from the codefendant. The Company believes that any loss resulting from this suit will not have a material impact on the financial position, results of operations, or cash flow in future years.

  9.  LONG-TERM DEBT
      The Company has access to a $239.8 million line-of-credit facility from the FHLB. Overnight borrowings in connection with this line of credit bear interest at 0.15% over the Federal Funds rate (1.32% at December 31, 2002). The Company has no borrowings under this line of credit as of December 31, 2002 or 2001.

      At December 31, 2002 and 2001, the Company has outstanding $50 million of 8.75% surplus notes maturing on May 15, 2016. The surplus notes were issued pursuant to Rule 144A under the Securities Act of 1933. The surplus notes have repayment conditions and restrictions whereby each payment of interest or principal on the surplus notes may be made only with the prior approval of the Kansas Insurance Commissioner and only out of surplus funds that the Kansas Insurance Commissioner determines to be available for such payment under the Kansas Insurance Code.

  10. MORTGAGE DEBT
      During 2002, the Company completed construction of new home office facilities, into which it moved on April 22, 2002. The primary mortgage financing for the property was arranged through the FHLB, which also occupies a portion of the premises. Although structured as a sale-leaseback transaction supporting $50 million of industrial revenue bonds issued by the City of Topeka and held by the FHLB, substantially all of the risks and rewards of property ownership have been retained by the Company. Accordingly, the arrangement has been accounted for as a mortgage financing of the entire premises by the Company, with an operating lease from the FHLB for the portion of the premises that they presently occupy (see Note 1).

      The underlying loan agreement with the FHLB bears interest at 6.726% and will be fully paid off in 2022, with monthly principal and interest payments totaling $379,500 including $60,700 applicable to the portion of the building leased to the FHLB. The financing is collateralized by a first mortgage on the premises and $20.7 million of other marketable securities. At December 31, 2002, combined future aggregate principal maturities of the mortgage borrowing for the years ending December 31 are as follows:

STATEMENT OF ADDITIONAL INFORMATION                                          42
-------------------------------------------------------------------------------


                 2003                     $   1,270,000
                 2004                         1,358,000
                 2005                         1,452,000
                 2006                         1,553,000
                 2007                         1,661,000
                 Thereafter                  42,102,000


  11. RELATED-PARTY TRANSACTIONS
      The Company owns shares of affiliated mutual funds managed by Security Management Company, LLC with net asset values totaling $87,166,000 and $167,952,000 at December 31, 2002 and 2001, respectively.

      Mortgage loans in the accompanying consolidated balance sheets include amounts due from officers of $8,507,000 and $7,685,000 at December 31, 2002 and 2001, respectively. Such loans are secured by first mortgage liens on residential real estate located in Kansas and bear interest at rates approximating 5%.

  12. STATUTORY FINANCIAL INFORMATION
      The Company and its insurance subsidiary prepare statutory-basis financial statements in accordance with accounting practices prescribed or permitted by the Kansas and New York Insurance Departments, respectively. Kansas and New York have adopted the National Association of Insurance Commissioner's statutory accounting practices (NAIC SAP) as the basis of their statutory accounting practices. In addition, the commissioners of the Kansas and New York Insurance Departments have the right to permit other specific practices that may deviate from prescribed practices. "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed; such practices may differ from state to state, may differ from company to company within a state, and may change in the future. The Company and its insurance company subsidiary have no permitted practices.

      Statutory capital and surplus of the insurance operations were $416,333,000 and $467,303,000 at December 31, 2002 and 2001, respectively.
      Statutory net income (loss) of the insurance operations were $(33,005,000), $16,183,000, and $(10,754,000) for the years ended December
      31, 2002, 2001, and 2000, respectively. The 2002 net loss included capital losses of $34.7 million. The net loss incurred in 2000 was attributable to the statutory accounting treatment of the reinsurance commission discussed in Note 5.

                                     PART C
                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

              (a)   Financial Statements

                    All required financial statements are included in Part B of this Registration Statement.

              (b)   Exhibits

                      (1) Certified Resolution of the Board of Directors of Security Benefit Life Insurance Company ("SBL") authorizing establishment of the Separate Account(a)

                      (2)  Not Applicable

                      (3)  Amended and Restated Distribution Agreement(h)

                      (4)  (a)  Individual DVA Contract (Form V6021 4-94)(h)
                           (b)  Individual IVA Contract (Form V6027 9-98)(h)
                           (c)  TSA Loan Endorsement (Form V6846 R1-97)(b)
                           (d)  SIMPLE IRA Endorsement (Form 4453C-5S 2-97)(b)
                           (e)  IRA Endorsement (Form V6842A 1-97)(b)
                           (f)  TSA Endorsement (Form V6832A R9-96)(b)
                           (g)  Roth IRA Endorsement (Form V6851 10-97)(c)
                           (h)  457 Endorsement (Form V6054 1-98)(d)
                           (i)  403(a) Endorsement (Form V6057 10-98)(f)

                      (5)  (a)  DVA  Application (Form V6844  R1-98)(h)
                           (b)  IVA Application (Form V7588 8-98)(h)

                      (6)  (a)  Composite of Articles of Incorporation of SBL(e)
                           (b)  Bylaws of SBL(e)

                      (7)  Not Applicable

                      (8)  (a)  Participation   Agreement(h)
                           (b)  Amended  and Restated Master Agreement(h)

                      (9)  Opinion of Counsel(h)

                     (10)  Consent of Independent Auditors

                     (11)  Not Applicable

                     (12)  Not Applicable

                     (13)  Schedule of Computation of Performance

                     (14) Powers of Attorney of Sister Loretto Marie Colwell, John C. Dicus, Steven J. Douglass, Howard R. Fricke, Kris A. Robbins, William W. Hanna, John E. Hayes, Jr., Duane L. Fager, and Robert C. Wheeler, and Pat
                           A. Loconto(g)

(a) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 8 under the Securities Act of 1933 and Amendment No. 9 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (filed February 18, 1999).

(b) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 6 under the Securities Act of 1933 and Amendment No. 7 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (filed April 30, 1997).

(c) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 19 under the Securities Act of 1933 and Amendment No. 18 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 30, 1998).

(d) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 7 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (filed April 30, 1998).

(e) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 20 under the Securities Act of 1933 and Amendment No. 19 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed August 17, 1998).

(f) Incorporated herein by reference to the Exhibits filed with the Variflex Separate Account Post-Effective Amendment No. 22 under the Securities Act of 1933 and Amendment No. 21 under the Investment Company Act of 1940 to Registration Statement No. 2-89328 (filed April 29, 1999).

(g) Incorporated herein by reference to the Exhibits filed with the SBL Variable Annuity Account XIV Post-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 6 under the Investment Company Act of 1940 to Registration Statement No. 333-52114 (filed March 1,
       2002).

(h) Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 11 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940 to Registration Statement No. 33-83238 (filed April 12, 2001).

ITEM 25.     DIRECTORS AND OFFICERS OF THE DEPOSITOR

             NAME AND PRINCIPAL             POSITIONS AND OFFICES
             BUSINESS ADDRESS               WITH DEPOSITOR

             Howard R. Fricke*              Chairman of the Board and Director

             Kris A. Robbins*               President, Chief Executive Officer
                                            and Director

             Sister Loretto Marie Colwell   Director
             1700 SW 7th Street
             Topeka, Kansas 66044

             John C. Dicus                  Director
             700 Kansas Avenue
             Topeka, Kansas 66603

             Steven J. Douglass             Director
             3231 E. 6th Street
             Topeka, Kansas 66607

             William W. Hanna               Director
             P.O. Box 2256
             Wichita, KS 67201

             John E. Hayes, Jr.             Director
             200 Gulf Blvd.
             Bellair Shore, FL 33786

             Duane L. Fager                 Director
             3035 S. Topeka Blvd.
             Topeka, KS 66611

             Robert C. Wheeler              Director
             P.O. Box 148
             Topeka, Kansas 66601

             Pat A. Loconto                 Director
             c/o Mary Abdo
             Deloitte Consulting
             Suite 1700
             400 West 15th Street
             Austin, TX 78701

             Donald J. Schepker*            Senior Vice President, Chief
                                            Financial Officer and Treasurer

             J. Michael Keefer              Senior Vice President, General
                                            Counsel and Secretary

             Malcolm E. Robinson*           Senior Vice President and Assistant
                                            to the President

             John D. Cleland*               Senior Vice President

             Terry A. Milberger*            Senior Vice President

             Venette K. Davis*              Senior Vice President

             J. Craig Anderson*             Senior Vice President

             Kalman Bakk, Jr.*              Senior Vice President and
                                            Chief Marketing Officer

             Amy J. Lee*                    Vice President, Associate General
                                            Counsel and Assistant Secretary

             James R. Schmank*              Senior Vice President

             Thomas A. Swank*               Senior Vice President and
                                            Chief Risk Officer

             *Located at One Security Benefit Place, Topeka, Kansas 66636.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

             The Depositor, Security Benefit Life Insurance Company ("SBL"), is controlled by Security Benefit Corp. through the ownership of 700,000 of SBL's 700,010 issued and outstanding shares of common stock. One share each of SBL's issued and outstanding common stock is owned by each director of SBL, in accordance with the requirements of Kansas law. Security Benefit Corp. is wholly-owned by Security Benefit Mutual Holding Company ("SBMHC"), which in turn is controlled by SBL policyholders. As of December 31, 2002 no one person holds more than approximately 0.0003% of the voting power of SBMHC. The Registrant is a segregated asset account of SBL.

             The following chart indicates the persons controlled by or under common control with T. Rowe Price Variable Annuity Account or SBL:

                                                                   PERCENT OF
                                                               VOTING SECURITIES
                                                                 OWNED BY SBMHC
                                               JURISDICTION OF    (DIRECTLY OR
                      NAME                      INCORPORATION      INDIRECTLY)
                      ----                     ---------------  ----------------
          Security Benefit Mutual Holding           Kansas             --
          Company (Holding Company)

          Security Benefit Corp.                    Kansas            100%
          (Holding Company)

          Security Benefit Life Insurance
          Company (Stock Life Insurance Company)    Kansas            100%

          Security Benefit Group, Inc.              Kansas            100%
          (Holding Company)

          Security Management Company, LLC          Kansas            100%
          (Investment Adviser)

          Security Distributors, Inc.               Kansas            100%
          (Broker/Dealer, Principal Underwriter
          of Mutual Funds)

          Security Benefit Academy, Inc.            Kansas            100%
          (Daycare Company)

          Security Financial Resources, Inc.        Kansas            100%
          (Financial Services Company)

          Security Financial Resources             Delaware           100%
          Collective Investments, LLC
          (Private Fund)

          First Advantage Insurance Agency, Inc.    Kansas            100%
          (Insurance Agency)

          First Security Benefit Life Insurance    New York           100%
          and Annuity Company of New York
          (Stock Life Insurance Company)

              SBL is also the depositor of the following separate accounts: SBL Variable Annuity Accounts I, III, IV, VIII, XI and XIV, Variflex Separate Account, SBL Variable Life Insurance Account Varilife, Security Varilife Separate Account and Parkstone Variable Annuity Separate Account.

              Through the above-referenced separate accounts, SBL might be deemed to control the open-end management investment companies listed below. As of December 31, 2002, the approximate percentage of ownership by the separate accounts for each company is as follows:

                     Security Large Cap Value..........       31.64%
                     SBL Fund..........................         100%

ITEM 27.      NUMBER OF CONTRACT OWNERS

              As of February 1, 2003, there were 119 owners of the Qualified Contract and 3,785 owners of the Non-Qualified Contract.

ITEM 28.      INDEMNIFICATION

              The bylaws of Security Benefit Life Insurance Company provide that the Company shall, to the extent authorized by the laws of the State of Kansas, indemnify officers and directors for certain liabilities threatened or incurred in connection with such person's capacity as director or officer.

              The Articles of Incorporation include the following provision:

                           (a) No director of the Corporation shall be liable to
                  the Corporation or its stockholders for monetary damages for breach of his or her fiduciary duty as a director, PROVIDED that nothing contained in this Article shall eliminate or limit the liability of a director (a) for any breach of the director's duty of loyalty to the Corporation or its stockholders, (b) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of law, (c) under the provisions of K.S.A. 17-6424 and amendments thereto, or (d) for any transaction from which the director derived an improper personal benefit. If the General Corporation Code of the State of Kansas is amended after the filing of these Articles of Incorporation to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Corporation shall be eliminated or limited to the fullest extent permitted by the General Corporation Code of the State of Kansas, as so amended.

                         (b) Any repeal or modification of the foregoing paragraph by the stockholders of the Corporation shall not adversely affect any right or protection of a director of the Corporation existing at the time of such repeal or modification.

              Insofar as indemnification for a liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by a controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.      PRINCIPAL UNDERWRITERS

              (a) The principal underwriter for the Registrant is T. Rowe Price Investment Services, Inc. ("Investment Services"). Investment Services acts as the principal underwriter for the T. Rowe Price family of mutual funds, including the following investment companies: T. Rowe Price Growth Stock Fund, Inc., T. Rowe Price New Horizons Fund, Inc., T. Rowe Price New Era Fund, Inc., T. Rowe Price New Income Fund, Inc., T. Rowe Price Prime Reserve Fund, Inc., T. Rowe Price Tax-Free Income Fund, Inc., T. Rowe Price Tax-Exempt Money Fund, Inc., T. Rowe Price International Funds, Inc., T. Rowe Price Growth & Income Fund, Inc., T. Rowe Price Tax-Free Short-Intermediate Fund, Inc., T. Rowe Price Short-Term Bond Fund, Inc., T. Rowe Price High Yield Fund, Inc., T. Rowe Price Tax-Free High Yield Fund, Inc., T. Rowe Price New America Growth Fund, T. Rowe Price Equity Income Fund, T.Rowe Price GNMA Fund, T. Rowe Price Capital Appreciation Fund, T. Rowe Price California Tax-Free Income Trust, T. Rowe Price State Tax-Free Income Trust, T. Rowe Price Science & Technology Fund, Inc., T. Rowe Price Small-Cap Value Fund, Inc., Institutional International Funds, Inc.,
                    T. Rowe Price U.S. Treasury Funds, Inc., T. Rowe Price Index Trust, Inc., T. Rowe Price Spectrum Fund, Inc., T. Rowe Price Balanced Fund, Inc., T. Rowe Price Short-Term U.S. Government Fund, Inc., T. Rowe Price Mid-Cap Growth Fund, Inc., T. Rowe Price Small-Cap Stock Fund, Inc., T. Rowe Price Tax-Free Intermediate Bond Fund, Inc., T. Rowe Price Dividend Growth Fund, Inc., T. Rowe Price Blue Chip Growth Fund, Inc., T. Rowe Price Summit Funds, Inc., T. Rowe Price Summit Municipal Funds, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Personal Strategy Funds, Inc., T. Rowe Price Value Fund, Inc., T. Rowe Price Capital Opportunity Fund, Inc., T. Rowe Price Corporate Income Fund, Inc., T. Rowe Price Health Sciences Fund, Inc., T. Rowe Price Mid-Cap Value Fund, Inc., Institutional Equity Funds, Inc., T. Rowe Price Financial Services Fund, Inc., T. Rowe Price Diversified Small-Cap Growth Fund, Inc., T. Rowe Price Tax-Efficient Funds, Inc., Reserve Investment Funds, Inc., T. Rowe Price Media & Telecommunications Fund, Inc., T. Rowe Price Real Estate Fund, Inc., T. Rowe Price Developing Technologies Fund, Inc., and T. Rowe Price Global Technology Fund, Inc.

                    Investment Services is a wholly owned subsidiary of T. Rowe Price Associates, Inc., is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Investment Services has been formed for the limited purpose of distributing the shares of the Price Funds and will not engage in the general securities business. Since the Price Funds are sold on a no-load basis, Investment Services will not receive any commissions or other compensation for acting as principal underwriter.

              (b) The address of each of the directors and officers of Investment Services listed below is 100 East Pratt Street, Baltimore, Maryland 21202.

                                                                  POSITIONS AND
                                         POSITIONS AND OFFICES    OFFICES WITH
              NAME                       WITH UNDERWRITER         REGISTRANT
              ----                       ---------------------    -------------

              James S. Riepe             Chairman of the Board    Director and
                                         and Director             Vice President

              Edward C. Bernard          President and Director   None

              Henry H. Hopkins           Vice President and       Vice President
                                         Director

              Charles E. Vieth           Vice President           None
                                         and Director

              Patricia M. Archer         Vice President           None

              Steven J. Banks            Vice President           None

              John T. Bielski            Vice President           None

              Darrell N. Braman          Vice President           None

              Ronae M. Brock             Vice President           None

              Meredith C. Callanan       Vice President           None

              John H. Cammack            Vice President           None

              Ann R. Campbell            Vice President           None

              Christine M. Carolan       Vice President           None

              Joseph A. Carrier          Vice President           None

              Laura H. Chasney           Vice President           None

              Renee M. Christoff         Vice President           None

              Christopher W. Dyer        Vice President           None

              Christine S. Fahlund       Vice President           None

              Forrest R. Foss            Vice President           None

              Thomas A. Gannon           Vice President           None

              Andrea G. Griffin          Vice President           None

              Douglas E. Harrison        Vice President           None

              David J. Healy             Vice President           None

              Joanne M. Healey           Vice President           None

              Joseph P. Healy            Vice President           None

              Walter J. Helmlinger       Vice President           None

              Valerie King-Calloway      Vice President           None

              Eric G. Knauss             Vice President           None

              Sharon R. Krieger          Vice President           None

              Steven A. Larson           Vice President           None

              Jeanette M. LeBlanc        Vice President           None

              Keith W. Lewis             Vice President           None

              Gayle A. Lomax             Vice President           None

              Sarah McCafferty           Vice President           None

              Mark J. Mitchell           Vice President           None

              Nancy M. Morris            Vice President           None

              George A. Murnaghan        Vice President           None

              Steven E. Norwitz          Vice President           None

              Kathleen M. O'Brien        Vice President           None

              Barbara A. O'Connor        Vice President           None

              Wayne D. O'Melia           Vice President           None

              David Oestreicher          Vice President           None

              Robert Petrow              Vice President           None

              Pamela D. Preston          Vice President           None

              George D. Riedel           Vice President           None

              John R. Rockwell           Vice President           None

              Kenneth J. Rutherford      Vice President           None

              Alexander Savich           Vice President           None

              Kristin E. Seeberger       Vice President           None

              Donna B. Singer            Vice President           None

              Bruce D. Stewart           Vice President           None

              William W. Strickland, Jr. Vice President           None

              Jerome Tuccille            Vice President           None

              Walter Wdowiak             Vice President           None

              William F. Wendler II      Vice President           None

              Jane F. White              Vice President           None

              Thomas R. Woolley          Vice President           None

              Barbara A. O'Connor        Controller               None

              Theodore J. Zamerski III   Assistant Vice           None
                                         President and
                                         Assistant Controller

              Matthew B. Alsted          Assistant Vice           None
                                         President

              Kimberly B. Andersen       Assistant Vice           None
                                         President

              Richard J. Barna           Assistant Vice           None
                                         President

              Catherine L. Berkenkemper  Assistant Vice           None
                                         President

              Edwin J. Brooks III        Assistant Vice           None
                                         President

              Carl A. Cox                Assistant Vice           None
                                         President

              Charles R. Dicken          Assistant Vice           None
                                         President

              Cheryl L. Emory            Assistant Vice           None
                                         President

              John A. Galateria          Assistant Vice           None
                                         President

              Jason L. Gounaris          Assistant Vice           None
                                         President

              Janelyn A. Healey          Assistant Vice           None
                                         President

              Sandra J. Kiefler          Assistant Vice           None
                                         President

              Suzanne M. Knoll           Assistant Vice           None
                                         President

              Patricia B. Lippert        Assistant Vice           Secretary
                                         President

              Teresa M. Loeffert         Assistant Vice           None
                                         President

              C. Lillian Matthews        Assistant Vice           None
                                         President

              Janice D. McCrory          Assistant Vice           None
                                         President

              Danielle Nicholson Smith   Assistant Vice           None
                                         President

              JeanneMarie B. Patella     Assistant Vice           None
                                         President

              Kylelane Purcell           Assistant Vice           None
                                         President

              Matthew A. Scher           Assistant Vice           None
                                         President

              Carole H. Smith            Assistant Vice           None
                                         President

              John A. Stranovsky         Assistant Vice           None
                                         President

              Nolan L. North             Assistant Treasurer      None


              Barbara A. Van Horn        Secretary                None

              (c) Not applicable. Investment Services will not receive any compensation from Registrant with respect to its activities as underwriter for the Contract. The Depositor pays Investment Services 0.10%, on an annual basis, of the net asset value of the Registrant for distribution and ongoing servicing of the Contract.

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

              All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by SBL at its administrative offices--One Security Benefit Place, Topeka, Kansas 66636-0001.

ITEM 31.      MANAGEMENT SERVICES

              All management contracts are discussed in Part A or Part B.

ITEM 32.      UNDERTAKINGS

              (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than sixteen (16) months old for so long as payments under the Contract may be accepted.

              (b) Registrant undertakes that it will provide, as a part of the Application Kit, a box for the applicant to check if he or she wishes to receive a copy of the Statement of Additional Information.

              (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to SBL at the address or phone number listed in the prospectus.

              (d) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

              (e) Depositor represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Depositor.

                                                    SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and 1has caused this Registration Statement to be signed on its behalf, in the City of Topeka, and State of Kansas on this 1st day of April, 2003.

SIGNATURES AND TITLES

Sister Loretto Marie Colwell    SECURITY BENEFIT LIFE INSURANCE COMPANY
Director                        (The Depositor)

                                By:  HOWARD R. FRICKE
John C. Dicus                        -------------------------------------------
Director                             Howard R. Fricke, Director and Chairman
                                     of the Board and as Attorney In Fact for
                                     the Officers and Directors Whose Names
Steven J. Douglass                   Appear Opposite.
Director
                                SECURITY BENEFIT LIFE INSURANCE COMPANY
                                (The Depositor)
William W. Hanna
Director                        By:  KRIS A. ROBBINS
                                     -------------------------------------------
                                     Kris A. Robbins, Director, President and
John E. Hayes, Jr.                   Chief Executive Officer
Director
                                T. ROWE PRICE VARIABLE ANNUITY ACCOUNT
                                (The Registrant)
Pat A. Loconto
Director                        By:  SECURITY BENEFIT LIFE INSURANCE COMPANY
                                     (The Depositor)

Duane L. Fager                  By:  KRIS A. ROBBINS
Director                             -------------------------------------------
                                     Kris A. Robbins, Director, President and
                                     Chief Executive Officer
Robert C. Wheeler
Director                        By:  DONALD J. SCHEPKER
                                     -------------------------------------------
                                     Donald J. Schepker, Senior Vice President,
                                     Chief Financial Officer and Treasurer

                                (ATTEST):           AMY J. LEE
                                          --------------------------------------
                                          Amy J. Lee, Vice President, Associate
                                          General Counsel and Secretary

                                 Date:  April 1, 2003

                                                   EXHIBIT INDEX

 (1) None

 (2) None

 (3) None

 (4) (a) None
     (b) None

 (5) (a) None
     (b) None

 (6) (a) None
     (b) None

 (7) None

 (8) (a) None
     (b) None

 (9) None

(10) Consent of Independent Auditors

(11) None

(12) None

(13) Schedule of Computation of Performance

(14) None